UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _2/28

Date of reporting period: 5/31/17

Item 1. Schedule of Investments.

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)

Franklin Alabama Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.7%
Alabama 97.4%
Alabama Special Care Facilities Financing Authority Birmingham Revenue, Ascension Senior Credit Group,
Refunding, Series B, 5.00%, 11/15/46	$3,000,000	$3,402,120
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	3,000,000	3,475,020
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, Pre-Refunded, 5.00%, 3/01/43	4,120,000	4,702,032
Auburn University General Fee Revenue, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,928,350
Baldwin County Board of Education Revenue,
School wts., Refunding, 5.00%, 6/01/24	2,605,000	3,021,279
School wts., Refunding, 5.00%, 6/01/26	2,870,000	3,309,282
School wts., Refunding, 5.00%, 6/01/27	3,015,000	3,460,949
School wts., Refunding, 5.00%, 6/01/31	2,000,000	2,369,540
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A, Assured
Guaranty, 5.00%, 6/01/39	3,825,000	3,833,147
Birmingham GO, Capital Appreciation, Series A, 5.00%, 3/01/43	5,000,000	5,582,050
Birmingham Special Care Facilities Financing Authority Health Care Facility Revenue, Children’s Hospital,
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/39	4,000,000	4,392,040
Birmingham Water Works Board Water Revenue,
Senior, Refunding, Series A, 4.00%, 1/01/35	4,000,000	4,258,560
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/39	5,950,000	6,352,161
Series B, 5.00%, 1/01/43	3,745,000	4,171,368
Subordinate, Refunding, Series B, 5.00%, 1/01/43	10,000,000	11,473,800
Butler County IDA Environmental Improvement Revenue, International Paper Co. Projects, Series A, 7.00%,
9/01/32	1,000,000	1,067,610
The Butler County Public Education Cooperative District Revenue, Limited Obligation School, Series A,
XLCA Insured, Pre-Refunded, 5.00%, 7/01/37	9,025,000	9,051,082
Calhoun County Board of Education Special Tax School wts. Revenue, BAM Insured, 5.00%, 2/01/46	6,000,000	6,844,740
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,751,113
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,445,150
Cullman GO, wts., Refunding, 5.00%, 7/01/30	1,100,000	1,284,987
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41.	3,000,000	3,264,060
DCH Health Care Authority Health Care Facilities Revenue, Refunding, 5.00%, 6/01/36	2,000,000	2,220,740
East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	5,000,000	5,224,100
Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33	4,500,000	4,715,460
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Series A,
AGMC Insured, 5.00%, 12/01/41	10,000,000	11,144,400
Homewood GO, Capital Improvement wts., 5.00%, 9/01/42	4,000,000	4,538,480
Huntsville PBA Lease Revenue, Municipal Justice Center, Capital Improvement, Refunding, NATL Insured,
5.00%, 10/01/33	5,180,000	5,192,328
Huntsville Water System Revenue, wts., 5.00%, 11/01/35	5,360,000	6,228,052
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Infirmary Health
System Inc., Series A, 5.00%, 2/01/41	3,000,000	3,295,800
Jacksonville State University Tuition and Fee Revenue, Refunding, AGMC Insured, 5.00%, 12/01/36	5,000,000	5,801,350
Jefferson County Revenue, Limited Obligation School wts., Series A, 5.00%, 1/01/24.	2,000,000	2,003,180
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, Pre-
Refunded, 5.125%, 4/01/33	7,410,000	7,668,905
Limestone County Water and Sewer Authority Water Revenue,
AGMC Insured, 5.00%, 12/01/39	3,750,000	4,024,650
Refunding, Series B, BAM Insured, 5.00%, 12/01/43	5,920,000	6,574,634
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts., Assured Guaranty,
Pre-Refunded, 5.125%, 9/01/34	600,000	631,230

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Alabama Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Alabama (continued)
Madison GO, wts., Series A, 5.00%, 4/01/37	$2,590,000	$2,950,606
Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, 5.00%, 12/01/41	4,610,000	5,321,185
Marshall County Board of Education Special Tax School wts. Revenue, Special Tax, AGMC Insured, 4.00%,
3/01/41	2,510,000	2,611,354
Mobile GO, wts., Series C, Pre-Refunded, 5.50%, 2/15/30.	2,000,000	2,061,520
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A, Assured
Guaranty, Pre-Refunded, 5.00%, 3/01/33.	6,500,000	6,698,185
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	10,000,000	11,292,700
Montgomery County Board of Education Capital Outlay School wts. Revenue, Refunding, 5.00%, 9/01/39	3,000,000	3,396,720
Morgan County Board of Education Capital Outlay School wts. Revenue,
Pre-Refunded, 5.00%, 3/01/35	1,050,000	1,239,084
Refunding, 5.00%, 3/01/35	5,970,000	6,830,456
Opelika Utilities Board Utility Revenue,
Assured Guaranty, 5.00%, 6/01/37	3,000,000	3,226,560
[a]Refunding, 4.00%, 6/01/41	2,000,000	2,073,400
Oxford GO, wts., Series C, 5.00%, 10/01/29	1,435,000	1,668,604
Pelham GO, wts., 5.00%, 2/01/34	2,635,000	3,073,411
Phenix City GO, School wts., Series A, 5.00%, 8/01/43	3,000,000	3,397,890
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,184,720
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34	3,000,000	3,340,860
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,000,000	3,388,560
Talladega County Board of Education Special Tax School wts. Revenue, Sales Tax, Refunding, BAM
Insured, 5.00%, 11/01/39.	2,000,000	2,316,380
Troy Public Educational Building Authority Educational Facilities Revenue,
AGMC Insured, 5.25%, 12/01/40	295,000	327,155
AGMC Insured, Pre-Refunded, 5.25%, 12/01/40	1,705,000	1,946,530
Trussville GO, wts., Series B, 5.00%, 10/01/39	3,000,000	3,435,990
Tuscaloosa City Board of Education School Tax wts. Revenue, 5.00%, 8/01/41	4,000,000	4,646,600
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, Pre-Refunded,
6.75%, 7/01/38	5,000,000	5,312,500
University of Alabama at Birmingham Medicine Finance Authority Revenue, Refunding, Series B, 5.00%,
9/01/29	5,000,000	5,957,100
University of Alabama General Revenue, University of Alabama at Birmingham, Refunding, Series D-2,
5.00%, 10/01/37	7,520,000	8,688,984
University of Montevallo Revenue, Refunding, BAM Insured, 5.00%, 5/01/42.	2,500,000	2,840,700
University of South Alabama University Facilities Revenue,
Capital Improvement, BHAC Insured, Pre-Refunded, 5.00%, 8/01/38	5,000,000	5,236,250
Refunding, AGMC Insured, 5.00%, 11/01/34	2,000,000	2,323,860
		276,491,613

|2

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Alabama Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 1.3%
Puerto Rico 1.3%
[b] Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.75%, 8/01/37	$2,000,000	$535,000
First Subordinate, Series A, 5.375%, 8/01/39	4,500,000	1,203,750
First Subordinate, Series A, 6.00%, 8/01/42	7,000,000	1,872,500
		3,611,250
Total Municipal Bonds (Cost $275,082,541) 98.7%.		280,102,863
Other Assets, less Liabilities 1.3%		3,613,368
Net Assets 100.0%.		$283,716,231

See Abbreviations on page 142.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.

|3

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)

Franklin Arizona Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.1%
Arizona 96.2%
Arizona Board of Regents Arizona State University Revenue,
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/33	$2,200,000	$2,524,082
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/34	3,320,000	3,795,158
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	4,145,000	4,649,612
Arizona Board of Regents Arizona State University System Revenue,
Green Bond, Series B, 5.00%, 7/01/42	2,000,000	2,331,140
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/26.	2,500,000	2,636,275
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/27.	3,000,000	3,163,530
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/28.	3,350,000	3,532,609
Refunding, Series B, 5.00%, 7/01/41	14,070,000	16,259,292
Series C, 5.00%, 7/01/46	10,000,000	11,586,600
Series D, 5.00%, 7/01/41	5,000,000	5,778,000
Series D, 5.00%, 7/01/46	7,000,000	8,056,510
Arizona Board of Regents Northern Arizona University System Revenue,
Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,202,900
Refunding, 5.00%, 6/01/40	7,365,000	8,351,984
Refunding, 5.00%, 6/01/44	8,005,000	9,039,966
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/26	2,380,000	2,794,548
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	5,000,000	5,699,700
Arizona Board of Regents University of Arizona Revenue, Stimulus Plan for Economic and Educational
Development, 5.00%, 8/01/38	10,150,000	11,355,515
Arizona Board of Regents University of Arizona System Revenue,
Refunding, 5.00%, 6/01/39	2,750,000	3,215,933
Series A, 5.00%, 6/01/39	8,650,000	9,336,810
Arizona Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of
Osteopathic Medicine Inc., Arizona School of Health Sciences Project, 5.125%, 1/01/30	2,250,000	2,440,148
Arizona Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A,
5.00%, 2/01/42	8,000,000	8,461,680
Arizona Health Facilities Authority Revenue,
Banner Health, Series A, Pre-Refunded, 5.00%, 1/01/35	10,000,000	10,237,500
Banner Health, Series D, BHAC Insured, Pre-Refunded, 5.50%, 1/01/38	15,000,000	15,399,000
Banner Health, Series D, Pre-Refunded, 5.50%, 1/01/38	17,500,000	17,965,500
Catholic Healthcare West, Series B, AGMC Insured, 5.00%, 3/01/41	5,000,000	5,341,850
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,848,700
Scottsdale Lincoln Hospital Project, Refunding, Series A, 5.00%, 12/01/39	15,000,000	16,891,650
Scottsdale Lincoln Hospital Project, Refunding, Series A, 5.00%, 12/01/42	9,535,000	10,710,379
Arizona School Facilities Board COP, Pre-Refunded, 5.50%, 9/01/23	10,000,000	10,566,600
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project, Refunding,
Series A, 5.00%, 7/01/36	3,160,000	3,381,484
Arizona State Board of Regents COP, University of Arizona, Refunding, Series C, 5.00%, 6/01/31.	7,025,000	7,978,012
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,281,830
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	6,347,464
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,515,350
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,306,570
Arizona State Lottery Revenue,
Series A, AGMC Insured, 5.00%, 7/01/28	15,540,000	17,006,354
Series A, AGMC Insured, 5.00%, 7/01/29	7,500,000	8,203,650

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Arizona Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/31	$10,000,000	$11,903,800
Subordinated, Refunding, Series A, 5.00%, 7/01/38	5,750,000	6,653,153
Subordinated, Series A, Pre-Refunded, 5.00%, 7/01/36	10,000,000	11,514,400
Central Arizona Water Conservation District Water Delivery O and M Revenue,
Central Arizona Project, 5.00%, 1/01/34	1,000,000	1,167,440
Central Arizona Project, 5.00%, 1/01/36	1,000,000	1,160,000
El Mirage GO, AGMC Insured, 5.00%, 7/01/42.	2,200,000	2,478,322
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28.	10,000,000	10,916,200
Gilbert Water Resources Municipal Property Corp. Water System Development Fee and Water Utility
Revenue, sub. lien, NATL Insured, Pre-Refunded, 5.00%, 10/01/29	13,500,000	13,681,035
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Pre-Refunded, 5.00%, 12/01/42	12,870,000	13,128,043
Glendale IDA Senior Living Facilities Revenue, Royal Oaks Life Care Community, Refunding, 5.00%,
5/15/39	8,500,000	9,363,515
Glendale IDAR,
Midwestern University, 5.00%, 5/15/35	5,000,000	5,447,750
Midwestern University, 5.125%, 5/15/40	10,000,000	10,898,100
Midwestern University, Refunding, 5.00%, 5/15/31	3,455,000	3,926,677
Glendale Municipal Property Corp. Excise Tax Revenue,
Subordinate, Refunding, Series C, 5.00%, 7/01/38.	12,000,000	13,491,360
Subordinate, Refunding, Series C, AGMC Insured, 5.00%, 7/01/38	6,530,000	7,414,097
Goodyear Water and Sewer Revenue,
sub. lien, Obligations, AGMC Insured, 5.00%, 7/01/45	1,000,000	1,139,050
sub. lien, Obligations, Refunding, AGMC Insured, 5.25%, 7/01/31	1,000,000	1,136,550
sub. lien, Obligations, Refunding, AGMC Insured, 5.50%, 7/01/41	1,500,000	1,714,425
Lake Havasu Wastewater System Revenue,
senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/40	15,000,000	17,124,750
senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/43	9,155,000	10,423,700
Marana Municipal Property Corp. Municipal Facilities Revenue, Series A, Pre-Refunded, 5.00%, 7/01/28	3,000,000	3,131,580
Maricopa County Cartwright Elementary School District No. 83 GO, School Improvement, Project of 2010,
Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	6,187,829
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	14,745,206
Maricopa County IDA,
MFHR, Senior, National Voluntary Health Facilities II Project, Series A, AGMC Insured, ETM, 5.50%,
1/01/18	455,000	460,810
MFHR, Senior, Western Groves Apartments Project, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,125,000	1,125,461
Maricopa County IDA Educational Revenue,
Reid Traditional Schools Projects, 5.00%, 7/01/36	1,120,000	1,213,341
Reid Traditional Schools Projects, 5.00%, 7/01/47	2,125,000	2,214,611
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West, Refunding, Series A, 6.00%,
7/01/39	4,860,000	5,298,275
Maricopa County IDA Senior Living Facilities Revenue,
Christian Care Retirement Apartments Inc. Project, Refunding, Series A, 5.00%, 1/01/36	5,000,000	5,568,350
Christian Care Retirement Apartments Inc. Project, Refunding, Series D, 5.00%, 1/01/40	5,000,000	5,533,000
Maricopa County IDAR, Banner Health Obligation Group, Refunding, Series A, 5.00%, 1/01/38.	20,000,000	23,162,000
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	10,109,500
PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40.	10,000,000	10,865,800
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,521,650
PCR, Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	16,085,026
Maricopa County USD No. 11 Peoria GO, School Improvement, 5.00%, 7/01/31	5,100,000	5,882,391

|5

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Maricopa County USD No. 89 Dysart GO, School Improvement, Project of 2006, Series B, AGMC Insured,
Pre-Refunded, 5.00%, 7/01/27	$5,015,000	$5,030,195
McAllister Academic Village LLC Revenue,
Arizona State University, Refunding, 5.00%, 7/01/33	2,000,000	2,320,760
Arizona State University, Refunding, 5.00%, 7/01/35	2,500,000	2,877,350
Arizona State University, Refunding, 5.00%, 7/01/36	4,140,000	4,750,774
Arizona State University, Refunding, 5.00%, 7/01/38	4,515,000	5,154,279
Arizona State University, Refunding, 5.00%, 7/01/39	4,150,000	4,723,572
Arizona State University Hassayampa Academic Village Project, Assured Guaranty, Pre-Refunded,
5.25%, 7/01/33	2,525,000	2,642,488
Arizona State University Hassayampa Academic Village Project, Assured Guaranty, Pre-Refunded,
5.00%, 7/01/38	3,825,000	3,992,765
Arizona State University Hassayampa Academic Village Project, Pre-Refunded, 5.25%, 7/01/33	5,000,000	5,232,650
Arizona State University Hassayampa Academic Village Project, Pre-Refunded, 5.00%, 7/01/38	5,000,000	5,219,300
Mohave County Union High School District No. 2 Colorado River GO, School Improvement, 5.00%, 7/01/35 .	1,000,000	1,176,530
Navajo County USD No. 6 Heber-Overgaard GO, School Improvement, Project of 2008, Assured Guaranty,
Pre-Refunded, 5.50%, 7/01/28	1,045,000	1,141,872
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40.	10,000,000	11,015,200
senior lien, Series A, 5.00%, 7/01/38	10,000,000	10,388,200
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/27	3,945,000	4,972,909
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/28	2,000,000	2,500,180
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/29	2,000,000	2,514,780
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/36	5,000,000	6,556,050
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/37	7,000,000	9,210,530
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinate, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,486,000
Phoenix Civic Improvement Corp. Wastewater System Revenue, senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,622,150
Phoenix Civic Improvement Corp. Water System Revenue,
junior lien, 5.00%, 7/01/39	5,000,000	5,875,800
junior lien, Series A, 5.00%, 7/01/39.	10,000,000	11,604,200
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/39	14,780,000	15,998,907
Phoenix IDA Education Revenue,
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/36	4,065,000	4,397,232
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/41	1,225,000	1,308,766
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/46	1,335,000	1,413,298
Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/34	1,355,000	1,533,670
Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/39	5,610,000	6,233,888
Phoenix IDA Student Housing Revenue,
Downtown Phoenix Student Housing LLC Arizona State University Project, Series A, AMBAC Insured,
5.00%, 7/01/37	18,095,000	18,105,495
Downtown Phoenix Student Housing LLC Arizona State University Project, Series C, AMBAC Insured,
5.00%, 7/01/37	8,735,000	8,739,367
Pima County IDA Lease Revenue,
Clark County Detention Facility Project, 5.125%, 9/01/27	8,655,000	8,906,601
Clark County Detention Facility Project, 5.00%, 9/01/39	15,000,000	15,382,800
Pima County IDAR,
Senior Living Facility, Christian Care Tucson Inc. Project, Refunding, Series A, 5.00%, 12/15/32	1,765,000	1,999,533
Senior Living Facility, Christian Care Tucson Inc. Project, Refunding, Series A, 5.00%, 6/15/37	2,240,000	2,492,246
Senior Living Facility, Christian Care Tucson Inc. Project, Series C, 5.00%, 12/15/47	3,840,000	4,210,176
Pima County USD No. 20 Vail GO, School Improvement, Refunding, BAM Insured, 5.00%, 7/01/36	3,305,000	3,818,002

|6

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Pima County USD No. 30 Sahuarita GO,
School Improvement, BAM Insured, 5.00%, 7/01/33	$2,665,000	$3,148,191
School Improvement, BAM Insured, 5.00%, 7/01/34	2,800,000	3,291,624
Pinal County Community College District Revenue, Central Arizona College, BAM Insured, 5.00%, 7/01/34 .	1,065,000	1,228,488
Pinal County Electrical District No. 3 Electric System Revenue,
Pre-Refunded, 5.25%, 7/01/33	1,500,000	1,745,265
Pre-Refunded, 5.25%, 7/01/41	6,800,000	7,911,868
Refunding, 5.00%, 7/01/35	1,195,000	1,378,444
Pinal County Electrical District No. 4 Electric System Revenue,
Pre-Refunded, 6.00%, 12/01/23.	525,000	564,512
Pre-Refunded, 6.00%, 12/01/28.	740,000	795,692
Pre-Refunded, 6.00%, 12/01/38.	1,150,000	1,236,549
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, Pre-Refunded,
6.50%, 7/15/24	4,220,000	4,481,598
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Refunding, Series A, 5.00%, 12/01/30	4,500,000	5,251,995
Refunding, Series A, 5.00%, 1/01/38	9,745,000	11,561,078
Salt River Project, Series A, 5.00%, 1/01/39	5,000,000	5,291,750
Salt River Project, Series A, Pre-Refunded, 5.00%, 1/01/38	7,000,000	7,166,250
Salt Verde Financial Corp. Senior Gas Revenue,
5.00%, 12/01/32	10,000,000	11,967,800
5.00%, 12/01/37	5,000,000	6,040,950
Scottsdale Municipal Property Corp. Excise Tax Revenue, Water and Sewer Improvements Project,
Pre-Refunded, 5.00%, 7/01/33	10,660,000	11,943,357
Student and Academic Services LLC Lease Revenue,
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/33	1,000,000	1,134,690
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/39	1,400,000	1,571,598
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/44	3,155,000	3,531,171
Tempe Excise Tax Revenue, Series A, Pre-Refunded, 5.00%, 7/01/31	2,325,000	2,682,097
Town of Gilbert Pledged Revenue, sub. lien, 5.00%, 7/01/45	10,000,000	11,256,200
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,031,300
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation Project, Series A, AMBAC Insured,
5.00%, 7/15/32	985,000	985,601
Tucson Water System Revenue,
5.00%, 7/01/32	5,000,000	5,686,650
Refunding, 5.00%, 7/01/28	1,230,000	1,328,535
Refunding, 5.00%, 7/01/29	1,765,000	1,905,247
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 5.625%, 7/01/36.	5,000,000	6,150,300
Tucson, Pre-Refunded, 6.00%, 7/01/39	5,000,000	5,911,600
Tucson, Pre-Refunded, 6.50%, 7/01/39	4,750,000	5,271,978
Yavapai County IDA Hospital Revenue,
Yavapai Regional Medical Center, Refunding, 5.00%, 8/01/34	4,250,000	4,731,440
Yavapai Regional Medical Center, Refunding, 5.00%, 8/01/36	1,310,000	1,448,677
Yavapai Regional Medical Center, Series B, Pre-Refunded, 5.625%, 8/01/33	2,315,000	2,438,227
Yavapai Regional Medical Center, Series B, Pre-Refunded, 5.625%, 8/01/37	12,435,000	13,096,915
		942,697,234

|7

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)

	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 1.9%
Guam 1.3%
Guam Power Authority Revenue,
Series A, AGMC Insured, 5.00%, 10/01/39	$6,490,000	$7,255,885
Series A, AGMC Insured, 5.00%, 10/01/44	5,325,000	5,920,016
		13,175,901
Puerto Rico 0.6%
[a] Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Refunding, Series C, 6.00%, 8/01/39	5,100,000	1,364,250
First Subordinate, Series A, 5.50%, 8/01/37	6,000,000	1,605,000
First Subordinate, Series C, 5.25%, 8/01/41	10,930,000	2,923,775
		5,893,025
Total U.S. Territories		19,068,926
Total Municipal Bonds before Short Term Investments (Cost $921,918,351)		961,766,160
Short Term Investments (Cost $5,300,000) 0.6%
Municipal Bonds 0.6%
Arizona 0.6%
[b] Phoenix IDA Healthcare Facilities Revenue, Mayo Clinic, Series B, SPA Wells Fargo Bank, Daily VRDN and
Put, 0.72%, 11/15/52	5,300,000	5,300,000
Total Investments (Cost $927,218,351) 98.7%		967,066,160
Other Assets, less Liabilities 1.3%		13,026,623
Net Assets 100.0%.		$980,092,783

See Abbreviations on page 142.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|8

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)
Franklin Colorado Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.2%
Colorado 95.0%
Adams 12 Five Star Schools GO, Series B, 5.00%, 12/15/36	$5,000,000	$5,855,000
Adams and Weld Counties School District No. 27J Brighton GO, 5.00%, 12/01/40	7,500,000	8,683,725
Adams State College Board of Trustees Auxiliary Facilities Revenue,
Improvement, Series A, Pre-Refunded, 5.50%, 5/15/34	2,000,000	2,174,900
Improvement, Series A, Pre-Refunded, 5.50%, 5/15/39	2,150,000	2,338,018
Adams State College Board of Trustees Institutional Enterprise Revenue,
5.00%, 5/15/37	630,000	719,825
Pre-Refunded, 5.00%, 5/15/32	1,360,000	1,579,667
Pre-Refunded, 5.00%, 5/15/37	370,000	428,808
Anthem West Metropolitan District GO, City and County of Broomfield, Refunding, BAM Insured, 5.00%,
12/01/35	3,000,000	3,389,100
[a] Arapahoe County School District No. 1 GO, Englewood Schools, 5.00%, 12/01/42.	7,000,000	8,180,130
Auraria Higher Education Center Parking Enterprise Revenue, 5th and Walnut Parking Garage Project,
Series A, AGMC Insured, 5.00%, 4/01/34	6,150,000	7,053,435
Aurora COP, Refunding, Series A, 5.00%, 12/01/30	5,680,000	6,188,644
Aurora Hospital Revenue, The Children’s Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,691,625
Aurora Water Improvement Revenue,
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/36	5,880,000	5,918,220
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/39	10,000,000	10,065,000
Board of Trustees for Western State College Revenue,
Pre-Refunded, 5.00%, 5/15/34	2,000,000	2,155,680
Pre-Refunded, 5.00%, 5/15/39	2,000,000	2,155,680
Board of Trustees of the Colorado School of Mines Revenue,
Golden, Enterprise Improvement, Series A, Pre-Refunded, 5.25%, 12/01/37	2,000,000	2,128,380
Golden, Institutional Enterprise, Series B, 5.00%, 12/01/32	1,000,000	1,165,390
Boulder Larimer and Weld Counties St. Vrain Valley School District No. RE-1J GO, Pre-Refunded, 5.00%,
12/15/33	5,300,000	5,624,784
Boulder Valley School District No. RE-2 Boulder GO,
5.00%, 12/01/34	6,000,000	6,448,020
5.00%, 12/01/41	5,000,000	5,833,150
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, Pre-
Refunded, 5.25%, 12/01/34	5,380,000	5,942,049
Castle Rock Sales and Use Tax Revenue,
5.00%, 6/01/31	1,800,000	2,108,898
5.00%, 6/01/32	1,845,000	2,157,063
5.00%, 6/01/35	2,775,000	3,220,582
Colorado Educational and Cultural Facilities Authority Revenue,
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,703,456
Charter School, James Irwin Educational Foundation Project, Improvement, Pre-Refunded, 5.00%,
8/01/37	6,060,000	6,099,875
Student Housing, Campus Village Apartments Project, Refunding, 5.50%, 6/01/38	13,500,000	13,967,370
University of Denver Project, Refunding, NATL Insured, 5.00%, 3/01/35	5,000,000	6,274,650
[a]University of Denver Project, Series A, 5.00%, 3/01/47.	2,265,000	2,614,150
Colorado Health Facilities Authority Revenue,
Boulder Community Hospital Project, Refunding, Series A, 6.00%, 10/01/35	5,500,000	6,220,610
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,145,500
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,656,075
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,117,600
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	5,000,000	5,668,950
Covenant Retirement Communities Inc., Refunding, Series A, 5.00%, 12/01/35.	7,150,000	7,655,004
Covenant Retirement Communities Inc., Series A, 5.75%, 12/01/36	5,000,000	5,666,600

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Colorado Health Facilities Authority Revenue, (continued)
The Evangelical Lutheran Good Samaritan Society Project, 5.50%, 6/01/33	$1,000,000	$1,089,170
The Evangelical Lutheran Good Samaritan Society Project, 5.625%, 6/01/43	4,000,000	4,327,640
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.25%, 6/01/31	1,155,000	1,156,421
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33	2,500,000	2,632,850
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/40	4,000,000	4,310,920
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	2,750,000	2,953,968
Hospital, NCMC Inc. Project, Series A, AGMC Insured, Pre-Refunded, 5.50%, 5/15/30	7,900,000	8,574,818
Hospital, Parkview Medical Center Inc. Project, 5.00%, 9/01/46.	5,000,000	5,621,050
Hospital, Parkview Medical Center Inc. Project, Series A, Pre-Refunded, 5.00%, 9/01/37	8,000,000	8,077,760
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,294,000
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC
Insured, 5.20%, 3/01/31	9,500,000	10,099,070
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40.	7,320,000	7,856,336
Valley View Hospital Assn. Project, 5.00%, 5/15/40	2,000,000	2,237,360
Valley View Hospital Assn. Project, 5.00%, 5/15/45	1,000,000	1,113,500
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,061,400
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	4,032,120
Colorado Mesa University Enterprise Revenue, Colorado Mesa University, 5.00%, 5/15/45	4,000,000	4,667,840
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty,
5.00%, 11/01/39	11,305,000	12,219,461
Colorado Springs Utilities System Revenue,
Improvement, Series B-1, 5.00%, 11/15/38	4,000,000	4,677,320
Refunding, Series A, 5.00%, 11/15/40	3,000,000	3,451,860
Refunding, Series A, 5.00%, 11/15/45	2,665,000	3,053,530
Refunding, Series A-2, 5.00%, 11/15/44	5,000,000	5,781,750
Series D-1, 5.25%, 11/15/33	5,000,000	5,679,450
Colorado State Board of Governors University Enterprise System Revenue,
Refunding, Series B, 5.00%, 3/01/41	1,000,000	1,166,860
Series A, 5.00%, 3/01/34	20,000	21,271
Series A, 5.00%, 3/01/39	145,000	153,881
Series A, 5.00%, 3/01/40	7,000,000	7,980,910
Series A, Pre-Refunded, 5.00%, 3/01/34	2,230,000	2,384,160
Series A, Pre-Refunded, 5.00%, 3/01/39	7,055,000	7,542,712
Series C, 5.00%, 3/01/44	5,135,000	5,755,873
Colorado State Building Excellent Schools Today COP,
Series G, 5.00%, 3/15/32	10,000,000	11,140,100
Series I, 5.00%, 3/15/36	3,000,000	3,400,800
Colorado State COP,
UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%, 11/01/28	1,500,000	1,785,150
UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%, 11/01/29	3,105,000	3,680,822
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
Pre-Refunded, 5.50%, 11/01/27	7,275,000	7,741,327
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	1,900,000	2,160,338
Fountain Colorado Electric Water and Wastewater Utility Enterprise Project, Series A, AGMC Insured,
5.00%, 9/01/38	1,210,000	1,369,055
Commerce City Northern Infrastructure General Improvement District GO, Refunding and Improvement,
AGMC Insured, 5.00%, 12/01/31	2,040,000	2,358,934
Commerce City Sales and Use Tax Revenue, AGMC Insured, 5.00%, 8/01/41.	4,000,000	4,567,360
Consolidated Bell Mountain Ranch Metropolitan District GO, Douglas County, Refunding, AGMC Insured,
5.00%, 12/01/39	3,160,000	3,447,781

|10

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Denver City and County Airport System Revenue, Subordinate, Series B, 5.00%, 11/15/43	$5,000,000	$5,635,000
Denver City and County Board of Water Commissioners Water Revenue, Green Bond, Series A, 5.00%,
9/15/47	10,000,000	11,962,500
Denver City and County Dedicated Tax Revenue,
Refunding and Improvement, Series A, 5.00%, 8/01/44	6,915,000	8,020,778
Refunding and Improvement, Series A, 4.00%, 8/01/46	3,500,000	3,672,340
Denver City and County School District No. 1 COP, Series C, 5.00%, 12/15/30	4,000,000	4,664,320
Denver City and County School District No. 1 GO, 5.00%, 12/01/41	12,440,000	14,672,607
Denver Convention Center Hotel Authority Revenue, Senior, Refunding, 5.00%, 12/01/40	9,775,000	10,833,535
Denver Health and Hospital Authority Healthcare Revenue,
Recovery Zone Facility, 5.50%, 12/01/30	1,500,000	1,625,415
Recovery Zone Facility, 5.625%, 12/01/40.	4,000,000	4,270,080
Refunding, Series A, 5.25%, 12/01/31	9,250,000	9,270,072
Series A, 5.25%, 12/01/45	9,250,000	9,976,310
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	1,284,690
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	3,541,902
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	5,684,189
Series C, 5.25%, 9/01/25	2,500,000	2,773,450
Eagle River Water and Sanitation District Enterprise Wastewater Revenue, 5.00%, 12/01/42	3,500,000	3,990,490
Eagle River Water and Sanitation District GO, 5.00%, 12/01/45	1,360,000	1,584,386
Erie Wastewater Enterprise Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/33	2,860,000	3,141,252
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/37	5,120,000	5,623,501
Erie Water Enterprise Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32.	10,000,000	10,203,000
Fort Lewis College Board of Trustees Enterprise Revenue,
NATL Insured, Pre-Refunded, 5.00%, 10/01/37	11,315,000	11,466,734
Series B, NATL Insured, 5.00%, 10/01/37	1,515,000	1,531,983
Gunnison Watershed School District No. RE-1J GO, Gunnison and Saguache Counties, Pre-Refunded,
5.25%, 12/01/33	1,240,000	1,319,596
Ignacio School District 11JT GO, La Plata and Archuleta Counties, Pre-Refunded, 5.00%, 12/01/31	1,215,000	1,413,871
Meridian Metropolitan District GO, Douglas County, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,565,850
Mesa State College Board of Trustees Auxiliary Facilities System Enterprise Revenue,
Pre-Refunded, 6.00%, 5/15/38	7,000,000	7,160,160
Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,689,284
Metropolitan State University of Denver Institutional Enterprise Revenue, Aerospace and Engineering
Sciences Building Project, 5.00%, 12/01/45	4,000,000	4,624,800
Park 70 Metropolitan District GO,
Refunding and Improvement, 5.00%, 12/01/36	1,000,000	1,066,110
Refunding and Improvement, 5.00%, 12/01/46	1,500,000	1,589,490
Park Creek Metropolitan District GO, Senior Limited Property Tax Supported, Refunding, Series A, 5.00%,
12/01/45	7,000,000	7,499,660
Park Creek Metropolitan District Revenue,
Senior Limited Property Tax Supported, Improvement, Assured Guaranty, Pre-Refunded, 6.375%,
12/01/37	7,000,000	7,924,420
Senior Limited Property Tax Supported, Series A, AGMC Insured, Pre-Refunded, 6.00%, 12/01/38.	2,500,000	2,918,150
Senior Limited Property Tax Supported, Series A, AGMC Insured, Pre-Refunded, 6.125%, 12/01/41	2,500,000	2,928,825
Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	13,787,280
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and
Improvement, Series A, AGMC Insured, 5.00%, 12/01/39	7,435,000	7,998,127
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	14,108,094
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	11,302,500

|11

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Pueblo Urban Renewal Authority Revenue,
Refunding and Improvement, Series B, 5.25%, 12/01/28.	$1,000,000	$1,114,730
Refunding and Improvement, Series B, 5.50%, 12/01/31.	1,010,000	1,106,859
Refunding and Improvement, Series B, 5.25%, 12/01/38.	3,615,000	3,871,014
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, Pre-Refunded,
5.00%, 12/15/30	3,840,000	4,078,349
Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	21,132,180
Regional Transportation District Sales Tax Revenue,
FasTracks Project, Series A, 5.00%, 11/01/38	10,000,000	11,264,200
FasTracks Project, Series A, 5.00%, 11/01/41	10,000,000	11,771,700
FasTracks Project, Series A, 5.00%, 11/01/46	11,000,000	12,889,360
South Timnath Metropolitan District No. 2 GO, Limited Tax, Refunding and Improvement, 5.00%, 12/01/42	5,690,000	6,163,636
Thompson Crossing Metropolitan District No. 5 GO, Series B, AGMC Insured, 5.00%, 12/01/46	4,500,000	4,975,920
Triview Metropolitan District GO, El Paso County, Pre-Refunded, 5.00%, 11/01/34	10,855,000	11,887,093
University of Colorado Enterprise Revenue,
Refunding, Series A, 5.00%, 6/01/38	5,655,000	6,614,993
Series A, Pre-Refunded, 5.375%, 6/01/38.	3,000,000	3,260,310
Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/32	3,000,000	3,000,000
University of Colorado Hospital Authority Revenue, Refunding, Series A, 6.00%, 11/15/29	5,000,000	5,541,850
University of Northern Colorado Greeley Institutional Enterprise Revenue,
Refunding, Series A, 5.00%, 6/01/30	1,690,000	1,907,689
Series A, 5.00%, 6/01/46	4,000,000	4,599,000
Weld County School District No. Re-4 GO, 5.25%, 12/01/41	5,000,000	6,019,200
Woodmoor Water and Sanitation District No. 1 Enterprise Water and Wastewater Revenue, 5.00%,
12/01/36	5,000,000	5,680,050
		708,825,425

U.S. Territories 3.2%
Guam 0.9%
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.375%, 12/01/24	2,000,000	2,214,040
Section 30, Series A, Pre-Refunded, 5.75%, 12/01/34	3,565,000	3,979,289
		6,193,329
Puerto Rico 2.3%
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	11,410,000	7,901,425
[b] Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Refunding, Series C, 5.375%, 8/01/38	2,370,000	633,975
First Subordinate, Series A, 5.50%, 8/01/37	5,000,000	1,337,500
First Subordinate, Series A, 6.375%, 8/01/39	10,000,000	2,675,000
First Subordinate, Series A, 5.50%, 8/01/42	3,000,000	802,500
First Subordinate, Series C, 5.50%, 8/01/40	5,000,000	1,337,500
Senior, Series C, 5.25%, 8/01/40	4,560,000	2,610,600
		17,298,500
Total U.S. Territories		23,491,829
Total Municipal Bonds before Short Term Investments (Cost $713,575,727)		732,317,254

|12

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)

	Principal
	Amount	Value

Short Term Investments 0.7%
Municipal Bonds 0.7%
Colorado 0.7%
[c] Colorado Educational and Cultural Facilities Authority Revenue,
National Jewish Federation Bond Program, Series B-4, LOC Toronto Dominion Bank, Daily VRDN and
Put, 0.78%, 12/01/35	$4,600,000	$4,600,000
National Jewish Federation Bond Program, Series D-3, LOC JPMorgan Chase Bank, Daily VRDN and
Put, 0.78%, 12/01/37	1,000,000	1,000,000
Total Short Term Investments (Cost $5,600,000)		5,600,000
Total Investments (Cost $719,175,727) 98.9%		737,917,254
Other Assets, less Liabilities 1.1%		8,124,525
Net Assets 100.0%.		$746,041,779

See Abbreviations on page 142.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|13

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)
Franklin Connecticut Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 97.4%
Connecticut 95.7%
City of Bridgeport GO, Series A, 5.00%, 2/15/32	$10,000,000	$11,035,200
Connecticut State GO, Series A, 5.00%, 2/15/29	10,000,000	10,633,600
Connecticut State Health and Educational Facilities Authority Revenue,
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	19,967,894
Child Care Facilities Program, Series G, Assured Guaranty, Pre-Refunded, 6.00%, 7/01/28	1,940,000	2,026,912
Connecticut College Issue, Refunding, Series L-1, 4.00%, 7/01/46	5,000,000	5,126,250
Connecticut State University System Issue, Series N, 5.00%, 11/01/29	5,060,000	5,945,045
Fairfield University Issue, Refunding, Series M, 5.00%, 7/01/26	90,000	93,730
Fairfield University Issue, Refunding, Series M, 5.00%, 7/01/34	180,000	186,714
Fairfield University Issue, Series M, Pre-Refunded, 5.00%, 7/01/26	360,000	375,790
Fairfield University Issue, Series M, Pre-Refunded, 5.00%, 7/01/34	820,000	855,965
Fairfield University Issue, Series N, 5.00%, 7/01/29	7,000,000	7,271,740
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/35	4,000,000	4,382,120
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/40	5,000,000	5,451,000
Hartford Healthcare Issue, Refunding, Series A, 5.00%, 7/01/41	12,000,000	12,884,760
The Loomis Chafee School Issue, Series G, Pre-Refunded, 5.00%, 7/01/30	3,000,000	3,131,580
The Loomis Chafee School Issue, Series G, Pre-Refunded, 5.00%, 7/01/38	6,285,000	6,560,660
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	140,000	149,393
Quinnipiac University Issue, Refunding, Series L, 5.00%, 7/01/45	8,250,000	9,280,177
Quinnipiac University Issue, Refunding, Series M, 5.00%, 7/01/36	1,400,000	1,611,316
Quinnipiac University Issue, Series J, NATL Insured, 5.00%, 7/01/37	385,000	399,695
Quinnipiac University Issue, Series J, NATL Insured, Pre-Refunded, 5.00%, 7/01/37	14,615,000	15,264,199
Sacred Heart University Issue, Series G, 5.375%, 7/01/31	1,500,000	1,658,550
Sacred Heart University Issue, Series G, 5.625%, 7/01/41	5,500,000	5,969,040
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/27	1,190,000	1,371,296
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/28	2,290,000	2,630,500
Salisbury School Issue, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	5,000,000	5,219,300
Stamford Hospital Issue, Series I, 5.00%, 7/01/30	5,000,000	5,451,000
Stamford Hospital Issue, Series J, 5.00%, 7/01/42	5,000,000	5,367,300
Trinity Health Credit Group, Refunding, Series CT, 5.00%, 12/01/45	7,060,000	8,010,488
Wesleyan University Issue, Series G, Pre-Refunded, 5.00%, 7/01/39	10,000,000	11,187,800
Western Connecticut Health Network Issue, Series M, 5.375%, 7/01/41	7,000,000	7,632,660
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	1,500,000	1,565,790
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.125%, 7/01/35	4,025,000	4,206,930
Yale University Issue, Mandatory Put 7/01/26, Refunding, Series A-1, 2.00%, 7/01/42	5,000,000	4,825,850
Yale University Issue, Series A-2, 5.00%, 7/01/40	9,000,000	9,397,800
Yale-New Haven Hospital Issue, Series N, 5.00%, 7/01/48	5,000,000	5,519,100
Connecticut State HFA Housing Mortgage Finance Program Revenue, Series C, Sub Series C-1, 4.85%,
11/15/34	5,000	5,006
Connecticut State HFAR,
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	450,559
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,623,285
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program,
Series A, 5.05%, 11/15/27	590,000	622,143
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue, Refunding,
Series A, 5.00%, 1/01/38	3,000,000	3,359,640
Connecticut State Revolving Fund General Revenue,
Green Bonds, Series A, 5.00%, 3/01/34	5,000,000	5,878,250
Green Bonds, Series A, 5.00%, 3/01/35	1,000,000	1,171,810
Series A, 5.00%, 3/01/25	3,000,000	3,577,050

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Connecticut Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Connecticut (continued)
Connecticut State Special Tax Obligation Revenue,
Transportation Infrastructure Purposes, Series A, 5.00%, 10/01/30	$5,000,000	$5,867,050
Transportation Infrastructure Purposes, Series A, 5.00%, 9/01/32	1,000,000	1,160,290
Transportation Infrastructure Purposes, Series A, 5.00%, 9/01/34	5,000,000	5,667,000
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue, Series A,
5.00%, 1/01/42	5,000,000	5,555,100
Greater New Haven Water Pollution Control Authority Regional Water Revenue, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 11/15/37	3,000,000	3,173,880
Hartford County Metropolitan District Clean Water Project Revenue,
Green Bonds, Refunding, Series A, 5.00%, 11/01/42	5,000,000	5,575,150
Refunding, Series A, 5.00%, 4/01/36	5,000,000	5,617,550
New Britain GO, Series C, AGMC Insured, 5.00%, 3/01/36	1,000,000	1,146,840
New Haven GO,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/29	1,000,000	1,070,030
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	25,075
South Central Regional Water Authority Water System Revenue,
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29.	1,000,000	1,035,040
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32.	1,000,000	1,034,780
Refunding, Thirty-Second Series B, 5.00%, 8/01/37	780,000	910,174
Refunding, Thirty-Second Series B, 5.00%, 8/01/38	3,720,000	4,334,321
Refunding, Thirty-Second Series B, 5.00%, 8/01/39	500,000	580,825
Thirtieth Series A, 5.00%, 8/01/39	1,500,000	1,728,330
Thirtieth Series A, 5.00%, 8/01/44	1,615,000	1,854,036
Twenty-Second Series, AGMC Insured, Pre-Refunded, 5.00%, 8/01/38	4,000,000	4,189,000
Stamford Water Pollution Control System and Facility Revenue, Refunding, Series A, 5.25%, 8/15/43	1,000,000	1,168,750
Stratford GO, Refunding, 5.00%, 7/01/33	1,000,000	1,150,930
University of Connecticut GO,
Series A, 5.00%, 8/15/28	6,590,000	7,694,418
Series A, 5.00%, 2/15/31	2,000,000	2,298,400
Series A, 5.00%, 1/15/37	4,000,000	4,552,480
		286,724,336

U.S. Territories 1.7%
Puerto Rico 1.7%
[a] Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate, Series A, 6.00%, 8/01/42	19,000,000	5,082,500
Total Municipal Bonds (Cost $290,796,550) 97.4%.		291,806,836
Other Assets, less Liabilities 2.6%		7,817,006
Net Assets 100.0%.		$299,623,842

See Abbreviations on page 142.

[a]Defaulted security or security for which income has been deemed uncollectible.

|15

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 97.1%
Alabama 2.5%
Alabama State Public School and College Authority Revenue,
Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$7,750,000	$8,347,370
Capital Improvement, Refunding, Series B, 5.00%, 1/01/27	25,000,000	29,977,500
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/20	3,535,000	3,914,871
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/21	3,535,000	3,907,943
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/22	3,535,000	3,906,811
East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	10,000,000	10,448,200
Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33	13,500,000	14,146,380
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue,
Infirmary Health System Inc., Series A, 5.00%, 2/01/27	4,920,000	5,800,532
Infirmary Health System Inc., Series A, 5.00%, 2/01/28	5,000,000	5,844,350
Shelby County Board of Education Revenue,
Capital Outlay School wts., 5.00%, 2/01/22	5,250,000	5,911,133
Capital Outlay School wts., 5.00%, 2/01/23	5,520,000	6,213,036
Capital Outlay School wts., 5.00%, 2/01/24	5,055,000	5,687,734
Capital Outlay School wts., 5.00%, 2/01/25	5,920,000	6,658,757
		110,764,617
Alaska 0.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, 5.00%, 9/01/19	3,650,000	3,943,606
Arizona 4.6%
Arizona Board of Regents Arizona State University System Revenue,
Polytechnic Campus Project, Series C, Pre-Refunded, 5.75%, 7/01/20	500,000	525,925
Polytechnic Campus Project, Series C, Pre-Refunded, 5.75%, 7/01/21	500,000	525,925
Arizona Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A,
5.00%, 2/01/27	6,000,000	6,660,720
Arizona Health Facilities Authority Revenue,
Banner Health, Series D, Pre-Refunded, 5.50%, 1/01/22	5,000,000	5,133,000
Banner Health, Series D, Pre-Refunded, 5.00%, 1/01/23	5,000,000	5,118,750
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,155,110
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	10,931,800
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	44,712,176
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	16,291,612
Arizona State School Facilities Board COP,
Pre-Refunded, 5.25%, 9/01/19	10,000,000	10,535,900
Refunding, Series A-3, AGMC Insured, 5.00%, 9/01/19	16,185,000	17,595,685
Arizona State Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/29	10,920,000	13,118,196
Subordinated, Refunding, Series A, 5.00%, 7/01/24	5,000,000	5,742,150
Subordinated, Refunding, Series A, 5.00%, 7/01/25	5,000,000	5,742,150
Mesa Utility System Revenue,
Refunding, 5.00%, 7/01/28	1,500,000	1,835,400
Refunding, 5.00%, 7/01/29	2,500,000	3,036,125
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/19	1,900,000	2,050,157
junior lien, Series A, 5.00%, 7/01/20	1,300,000	1,448,551
junior lien, Series A, 5.00%, 7/01/21	4,200,000	4,686,696

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Pima County Regional Transportation Excise Tax Revenue,
Pima County Regional Transportation Fund, 5.00%, 6/01/24	$3,385,000	$4,054,722
Pima County Regional Transportation Fund, 5.00%, 6/01/26	7,180,000	8,510,239
Pima County Sewer System Revenue,
Series B, Pre-Refunded, 5.00%, 7/01/24	6,030,000	6,930,158
Series B, Pre-Refunded, 5.00%, 7/01/25	4,500,000	5,171,760
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,182,240
Scottsdale Municipal Property Corp. Excise Tax Revenue,
Refunding, 5.00%, 7/01/26	2,580,000	3,184,571
Refunding, 5.00%, 7/01/27	2,000,000	2,451,860
Refunding, 5.00%, 7/01/28	3,325,000	4,056,799
University Medical Center Corp. Hospital Revenue, Tucson, Pre-Refunded, 6.00%, 7/01/24	2,000,000	2,199,340
		202,587,717
Arkansas 0.1%
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,832,350
California 9.5%
California State GO,
Refunding, 5.00%, 8/01/21	55,000	55,156
Various Purpose, 5.50%, 4/01/21	20,000,000	21,636,000
Various Purpose, 5.25%, 10/01/23	25,050,000	29,391,165
Various Purpose, 5.25%, 10/01/24	9,780,000	11,474,874
Various Purpose, 5.25%, 10/01/25	5,000,000	5,859,600
Various Purpose, Refunding, 5.25%, 9/01/25	15,000,000	17,536,950
Various Purpose, Refunding, 5.00%, 10/01/25	15,000,000	17,741,700
Various Purpose, Refunding, 5.00%, 8/01/30	25,000,000	30,336,250
Various Purpose, Refunding, 5.00%, 8/01/30	10,000,000	11,964,200
Various Purpose, XLCA Insured, Pre-Refunded, 5.00%, 11/01/22	4,805,000	4,887,694
California State Health Facilities Financing Authority Revenue,
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	532,885
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,274,900
Sutter Health, Refunding, Series B, 5.00%, 8/15/22	4,000,000	4,486,960
Sutter Health, Refunding, Series B, 5.25%, 8/15/23	13,000,000	14,671,150
California State Public Works Board Lease Revenue,
Various Capital Projects, Series A, 5.00%, 10/01/20	2,000,000	2,255,840
Various Capital Projects, Series A, 5.25%, 10/01/22	3,300,000	3,838,527
Various Capital Projects, Series A, 5.25%, 10/01/23	5,365,000	6,238,046
Various Capital Projects, Series A, 5.25%, 10/01/24	3,000,000	3,486,810
Various Capital Projects, Series A, 5.25%, 10/01/25	3,000,000	3,484,080
Various Capital Projects, Series G, Subseries G-1, ETM, 5.25%, 10/01/18	5,605,000	5,929,249
Various Capital Projects, Series G, Subseries G-1, ETM, 5.25%, 10/01/19	10,000,000	10,987,600
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.00%, 10/01/21	15,055,000	16,455,567
Various Capital Projects, Series I, 5.00%, 11/01/18	4,000,000	4,232,560
Various Capital Projects, Series I, Pre-Refunded, 5.25%, 11/01/20	5,000,000	5,511,350
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,089,898
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,735,074
Sutter Health, Refunding, Series A, 5.25%, 8/15/24.	4,000,000	4,508,840
El Dorado Irrigation District COP,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/22.	2,610,000	2,836,731
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/23.	2,860,000	3,123,663

|17

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Livermore-Amador Valley Water Management Agency Sewer Revenue,
Refunding, 5.00%, 8/01/24	$5,660,000	$6,499,434
Refunding, 5.00%, 8/01/25	4,765,000	5,469,648
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/26	11,025,000	13,067,271
Power System, Refunding, Series B, 5.00%, 7/01/31	8,220,000	10,069,500
Power System, Series B, 5.25%, 7/01/24	16,870,000	18,311,204
Power System, Series B, Pre-Refunded, 5.25%, 7/01/24	130,000	141,387
Los Angeles Municipal Improvement Corp. Lease Revenue,
Capital Equipment, Refunding, Series A, Assured Guaranty, 5.25%, 4/01/18	2,495,000	2,584,945
Capital Equipment, Refunding, Series A, Assured Guaranty, 5.25%, 4/01/19	3,180,000	3,421,585
Los Angeles USD, GO, Election of 2005, Series F, 5.00%, 7/01/22	5,675,000	6,150,338
Orange County Airport Revenue,
Series B, 5.00%, 7/01/20	3,465,000	3,735,131
Series B, 5.00%, 7/01/21	7,545,000	8,125,135
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/34	10,605,000	12,311,981
Refunding, Series A, 5.00%, 8/01/35	11,000,000	12,727,110
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	25,265,110
San Francisco City and County COP,
Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/25	4,000,000	4,273,080
Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/26	2,500,000	2,682,375
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/21	10,000,000	10,059,800
Merged Area Redevelopment Project, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,059,600
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, Pre-Refunded, 5.25%,
1/01/23	8,000,000	8,547,200
		416,065,153
Colorado 1.2%
Denver City and County Airport System Revenue,
Subordinate, Series B, 5.25%, 11/15/26	5,000,000	6,024,850
Subordinate, Series B, 5.25%, 11/15/27	4,250,000	5,115,427
Denver City and County Excise Tax Revenue, Series A, AGMC Insured, ETM, 5.00%, 9/01/20	10,090,000	11,362,652
Denver City and County School District No. 1 GO, Refunding, 4.00%, 12/01/31.	9,000,000	9,860,850
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18.	1,680,000	1,752,274
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	16,497,880
		50,613,933
Connecticut 1.3%
Connecticut State GO,
Series E, 5.00%, 8/15/25	11,295,000	13,010,710
Series E, 5.00%, 8/15/26	18,585,000	21,281,312
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A,
5.00%, 1/01/28	10,000,000	11,614,400
University of Connecticut GO,
Series A, 5.00%, 3/15/29	2,000,000	2,364,140
Series A, 5.00%, 3/15/30	3,075,000	3,608,574
Series A, 5.00%, 3/15/31	5,025,000	5,867,090
		57,746,226

|18

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida 7.3%
Broward County Water and Sewer Utility Revenue,
Refunding, Series B, 5.00%, 10/01/24	$6,000,000	$6,990,000
Refunding, Series B, 5.00%, 10/01/25	6,325,000	7,365,146
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	3,250,000	3,250,000
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	5,000,000	5,000,000
Clearwater City Water and Sewer Revenue, Refunding, 5.00%, 12/01/33	5,520,000	6,658,610
Florida State Board of Public Education GO, Capital Outlay, Refunding, Series E, 4.00%, 6/01/33	11,855,000	12,875,834
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	6,765,720
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,937,140
JEA Water and Sewer System Revenue,
Refunding, Series A, 5.00%, 10/01/26	2,985,000	3,582,836
Refunding, Series A, 5.00%, 10/01/27	10,505,000	12,579,212
Refunding, Series A, 5.00%, 10/01/29	2,470,000	2,945,500
Leon County School District Sales Tax Revenue, 5.00%, 9/01/25	6,040,000	7,148,219
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 4.25%, 10/01/18	6,920,000	7,208,979
Miami International Airport, Refunding, Series A, 4.50%, 10/01/19	4,805,000	5,179,646
Miami International Airport, Refunding, Series A, 5.00%, 10/01/21	5,000,000	5,613,450
Miami International Airport, Refunding, Series A, 5.00%, 10/01/22	5,890,000	6,610,583
Miami International Airport, Refunding, Series A, 5.25%, 10/01/23	4,875,000	5,512,650
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 2/01/23	12,115,000	12,935,549
Miami-Dade County Transit System Sales Surtax Revenue,
5.00%, 7/01/24	2,250,000	2,628,428
5.00%, 7/01/25	3,000,000	3,502,950
5.00%, 7/01/26	4,000,000	4,668,480
5.00%, 7/01/27	4,000,000	4,666,360
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%, 10/01/27	15,000,000	17,806,500
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/27	1,000,000	1,200,260
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/28	1,000,000	1,190,220
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/30	2,875,000	3,375,221
Orange County Tourist Development Tax Revenue, Refunding, 4.00%, 10/01/32	25,000,000	27,252,750
Orlando Utilities Commission Utility System Revenue,
Refunding, Series A, 5.00%, 10/01/24	2,405,000	2,954,759
Refunding, Series A, 5.00%, 10/01/25	2,000,000	2,496,040
Refunding, Series A, 4.00%, 10/01/31	1,500,000	1,654,515
Refunding, Series A, 4.00%, 10/01/32	2,515,000	2,748,090
Refunding, Series A, 4.00%, 10/01/33	6,770,000	7,356,959
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 7/01/23	10,000,000	12,004,700
Refunding, Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	17,568,134
Palm Beach County School Board COP,
Master Lease Purchase Agreement, Refunding, Series B, 5.00%, 8/01/25	4,000,000	4,915,680
Master Lease Purchase Agreement, Series E, NATL Insured, Pre-Refunded, 5.00%, 8/01/21	6,060,000	6,099,390
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	19,954,216
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%, 10/01/28	1,240,000	1,472,004
Pasco County Solid Waste Disposal and Resource Recovery System Revenue,
Series D, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	9,490,000	9,811,901
Series D, AGMC Insured, Pre-Refunded, 5.00%, 10/01/24	10,455,000	10,809,634

|19

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
Florida (continued)
Port St. Lucie Utility System Revenue,
Refunding, 4.00%, 9/01/30		$2,500,000	$2,710,850
Refunding, 4.00%, 9/01/31		4,135,000	4,462,864
Sarasota County Utility System Revenue,
Refunding, Series B, 5.00%, 10/01/32		1,640,000	1,947,041
Refunding, Series B, 4.00%, 10/01/34		2,730,000	2,940,155
Refunding, Series B, 4.00%, 10/01/35		1,000,000	1,071,360
Refunding, Series B, 4.00%, 10/01/36		2,000,000	2,133,160
Refunding, Series B, 4.00%, 10/01/37		2,670,000	2,835,059
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group,
5.00%, 8/15/19		5,000,000	5,042,250
Tohopekaliga Water Authority Utility System Revenue, Refunding, 4.00%, 10/01/32.		5,000,000	5,454,800
			319,893,804
Georgia 1.8%
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/27.		7,000,000	8,320,410
General, sub. lien, Refunding, Series A, 5.00%, 1/01/28.		5,100,000	6,027,486
Atlanta Tax Allocation,
Atlantic Station Project, Refunding, Assured Guaranty, 5.25%, 12/01/20		1,500,000	1,527,375
Atlantic Station Project, Refunding, Assured Guaranty, 5.25%, 12/01/21		1,000,000	1,018,200
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/26		5,165,000	6,335,079
Refunding, Series B, AGMC Insured, 5.00%, 11/01/20.		2,875,000	3,144,761
Refunding, Series B, AGMC Insured, 5.00%, 11/01/21.		3,100,000	3,390,098
Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/01/20		5,700,000	6,249,138
Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/01/21		6,130,000	6,720,564
Fulton County Development Authority Revenue,
Spelman College, Refunding, 5.00%, 6/01/28		3,785,000	4,433,522
Spelman College, Refunding, 5.00%, 6/01/29		4,385,000	5,095,107
Spelman College, Refunding, 5.00%, 6/01/30		4,805,000	5,542,135
Gainesville and Hall County Hospital Authority Revenue,
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/27	.	1,750,000	2,099,493
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/28	.	2,100,000	2,507,505
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/29	.	2,000,000	2,369,360
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/30	.	1,000,000	1,175,400
Georgia Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%, 1/01/20		10,000,000	10,887,700
			76,843,333
Hawaii 1.5%
Hawaii State GO,
Series EO, 5.00%, 8/01/28		25,000,000	29,829,500
Series FB, 5.00%, 4/01/27		10,000,000	12,360,300
Series FG, 4.00%, 10/01/32		18,285,000	20,026,646
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Refunding, Senior Series
B, 4.00%, 7/01/30		1,500,000	1,677,720
			63,894,166

|20

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois 2.6%
Chicago O’Hare International Airport Revenue, General Airport, third lien, Series C, Assured Guaranty,
5.25%, 1/01/22	$5,215,000	$5,714,910
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307,
Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	6,706,997
Cook County GO, Refunding, Series A, MAC Insured, 5.25%, 11/15/22	12,395,000	13,964,827
Illinois State Finance Authority Revenue,
Northwestern University, 5.00%, 12/01/28	1,675,000	2,113,867
Rush University Medical Center Obligated Group, Series A, Pre-Refunded, 6.75%, 11/01/24	5,000,000	5,407,550
Illinois State GO,
MAC Insured, 5.00%, 2/01/26	5,650,000	6,180,648
Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	12,548,520
Series A, AGMC Insured, 5.00%, 4/01/25.	18,000,000	19,697,940
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/26	14,000,000	16,192,960
Metropolitan Pier and Exposition Authority Revenue,
McCormick Place Expansion Project, Refunding, Series B, 5.00%, 12/15/22	5,000,000	5,489,800
McCormick Place Expansion Project, Refunding, Series B, 5.00%, 12/15/22	2,000,000	2,006,520
McCormick Place Expansion Project, Refunding, Series B, 5.00%, 6/15/23	3,400,000	3,667,376
McCormick Place Expansion Project, Series B, Pre-Refunded, 5.00%, 6/15/23	600,000	706,104
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville
Community Unit School District No. 7 Project, AGMC Insured, 5.00%, 12/01/19	11,005,000	11,207,162
		111,605,181
Kansas 0.2%
Kansas State Department of Transportation Highway Revenue, Refunding, Series A, 5.00%, 9/01/28	8,000,000	9,627,680
Kentucky 0.8%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First
Series A, 5.00%, 9/01/20	6,000,000	6,699,720
Kentucky State Infrastructure Authority Revenue, Wastewater and Drinking Water Revolving Fund,
Refunding, Series A, 5.00%, 2/01/28	2,500,000	3,068,775
Kentucky State Property and Buildings Commission Revenues, Project No. 87, Refunding, NATL Insured,
5.00%, 3/01/23	195,000	195,536
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/26	2,570,000	3,132,856
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/22.	1,000,000	1,081,400
Louisville and Jefferson County Metropolitan Sewer District Revenue, Sewer and Drainage System,
Refunding, Series A, 5.00%, 5/15/24	7,000,000	8,052,800
Paducah Electric Plant Board Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/29.	5,500,000	6,398,260
Refunding, Series A, AGMC Insured, 5.00%, 10/01/31.	5,500,000	6,330,610
		34,959,957
Louisiana 1.7%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding, Series B,
Assured Guaranty, 5.00%, 12/01/21	15,000,000	16,339,500
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/25	2,400,000	2,874,408
Refunding, AGMC Insured, 5.00%, 11/01/27	3,500,000	4,087,335
Refunding, AGMC Insured, 5.00%, 11/01/29	4,685,000	5,383,955
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/28	1,000,000	1,194,590
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	2,000,000	2,370,040
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	1,250,000	1,465,163
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	2,250,000	2,647,102

|21

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana Public Facilities Authority Revenue, (continued)
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	$1,000,000	$1,164,390
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/31	1,745,000	2,041,493
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,750,000	2,035,898
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,500,000	1,726,170
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/33	2,000,000	2,311,900
Louisiana State GO, Refunding, Series C, 5.00%, 8/01/25	10,000,000	12,057,200
New Orleans Aviation Board Revenue, Restructuring GARB, Series A-1, Assured Guaranty, Pre-
Refunded, 6.00%, 1/01/23	2,000,000	2,158,540
New Orleans GO, Public Improvement, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/25	7,915,000	8,075,674
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,243,650
		73,177,008
Maryland 2.2%
Anne Arundel County GO,
Consolidated General Improvements, 5.00%, 10/01/29	3,110,000	3,813,917
Consolidated General Improvements, 5.00%, 10/01/30	3,110,000	3,795,257
Consolidated General Improvements, 5.00%, 10/01/31	3,110,000	3,779,396
Consolidated General Improvements, Refunding, 5.00%, 4/01/29	7,495,000	9,121,490
Baltimore Project Revenue,
Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/29	1,000,000	1,220,210
Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/30	2,940,000	3,565,015
Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/32	3,240,000	3,886,024
Water Projects, Subordinate, Series A, 5.00%, 7/01/29	1,320,000	1,610,677
Water Projects, Subordinate, Series A, 5.00%, 7/01/30	1,785,000	2,164,473
Water Projects, Subordinate, Series A, 5.00%, 7/01/31	3,765,000	4,540,477
Water Projects, Subordinate, Series A, 5.00%, 7/01/32	4,000,000	4,797,560
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/30	6,450,000	7,845,716
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/32	5,905,000	7,098,991
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/28	2,790,000	3,340,718
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/29	5,835,000	6,941,900
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/31	2,085,000	2,514,447
Maryland State Health and Higher Educational Facilities Authority Revenue,
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/30	8,520,000	10,130,280
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/31	7,415,000	8,759,414
Washington County Hospital Issue, Pre-Refunded, 5.25%, 1/01/22	1,000,000	1,024,590
Washington County Hospital Issue, Pre-Refunded, 5.25%, 1/01/23	1,250,000	1,280,738
Prince George’s County GO, Consolidated Public Improvement, Series A, 4.00%, 7/01/30	5,520,000	6,169,262
		97,400,552
Massachusetts 3.1%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20.	5,000,000	5,487,800
Senior, Refunding, Series B, 5.00%, 1/01/18.	5,000,000	5,117,000
Massachusetts State GO,
Refunding, Series A, 5.00%, 7/01/28	7,500,000	9,082,350
Refunding, Series A, 5.00%, 7/01/29	6,000,000	7,216,560
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup Issue, Capital
Asset Program, Series B-2, NATL Insured, Pre-Refunded, 5.375%, 2/01/26	1,720,000	1,808,666

|22

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series A, 5.00%, 8/15/25.	$10,975,000	$12,893,430
Senior, Refunding, Series A, 5.00%, 8/15/26.	7,000,000	8,212,120
Senior, Refunding, Series B, 5.00%, 8/15/27.	6,000,000	7,032,420
Massachusetts State Water Pollution Abatement Trust Revenue,
State Revolving Fund, Refunding, 5.00%, 8/01/26	10,650,000	13,463,197
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/24	9,380,000	11,170,454
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/25	9,750,000	11,581,928
Massachusetts Water Resources Authority Revenue,
General, Green Bonds, Refunding, Series C, 5.00%, 8/01/31	6,000,000	7,291,740
General, Green Bonds, Refunding, Series C, 5.00%, 8/01/32	13,920,000	17,037,662
University of Massachusetts Building Authority Revenue,
Refunding, Senior Series 3, 5.00%, 11/01/31	10,035,000	12,300,201
Senior Series 3, 5.00%, 11/01/32	5,000,000	6,092,850
		135,788,378
Michigan 2.4%
Lansing School District GO,
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/30	1,860,000	2,190,131
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/31	2,010,000	2,354,635
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/32	2,310,000	2,686,299
Michigan Finance Authority Revenue,
School District of the City of Detroit, ETM, 5.25%, 6/01/17.	3,140,000	3,140,000
School District of the City of Detroit, Pre-Refunded, 5.50%, 6/01/21	5,750,000	5,922,500
State Revolving Fund, Clean Water, 5.00%, 10/01/24	5,000,000	5,917,150
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	8,268,260
Michigan Hospital Finance Authority Revenue,
Trinity Health Credit Group, Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	10,240,700
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/24.	8,000,000	9,307,600
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/34.	8,200,000	9,448,860
Michigan State GO, School Loan, Series A, Pre-Refunded, 5.25%, 11/01/22	10,000,000	10,606,100
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, Pre-Refunded, 5.25%, 9/15/20	7,500,000	7,592,100
Michigan State Strategic Fund Limited Obligation Revenue,
Michigan House of Representatives Facilities, Series A, Assured Guaranty, Pre-Refunded, 5.25%,
10/15/22	4,000,000	4,235,360
Michigan House of Representatives Facilities, Series A, Assured Guaranty, Pre-Refunded, 5.25%,
10/15/23	1,000,000	1,058,840
Wayne State University Revenue,
Refunding, Series A, 5.00%, 11/15/18	4,265,000	4,510,920
Refunding, Series A, 5.00%, 11/15/19	5,210,000	5,681,505
Refunding, Series A, 5.00%, 11/15/20	5,255,000	5,710,661
Wyandotte Electric System Revenue, Series A, Assured Guaranty, ETM, 5.00%, 10/01/17	3,955,000	4,008,037
		102,879,658
Minnesota 0.8%
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/21.	4,165,000	4,567,006
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/22.	5,570,000	6,104,497
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.25%,
2/15/23.	5,000,000	5,508,550

|23

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
University of Minnesota GO,
Series A, 5.00%, 4/01/28	$4,385,000	$5,408,064
Series A, 5.00%, 4/01/29	4,330,000	5,301,133
Series A, 5.00%, 4/01/30	4,970,000	6,044,663
		32,933,913
Missouri 0.3%
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Plum Point Project, Refunding, 5.00%, 1/01/27	3,250,000	3,841,727
Plum Point Project, Refunding, 5.00%, 1/01/28	4,500,000	5,264,865
Plum Point Project, Refunding, 5.00%, 1/01/29	4,045,000	4,717,360
		13,823,952
Nevada 1.1%
Clark County Airport Revenue,
System, sub. lien, Series C, AGMC Insured, 5.00%, 7/01/22.	5,000,000	5,402,700
System, sub. lien, Series C, AGMC Insured, 5.00%, 7/01/23.	15,000,000	16,204,800
Clark County School District GO, Refunding, Series A, NATL Insured, 4.50%, 6/15/19	5,000,000	5,162,150
Clark County Water Reclamation District GO,
Series A, Pre-Refunded, 5.25%, 7/01/21	3,435,000	3,735,871
Series A, Pre-Refunded, 5.25%, 7/01/22	3,120,000	3,393,281
Series B, Pre-Refunded, 5.25%, 7/01/21	3,430,000	3,730,434
Series B, Pre-Refunded, 5.25%, 7/01/22	3,615,000	3,931,638
Washoe County School District GO, Refunding, Series A, 5.00%, 6/01/25	6,130,000	7,087,322
		48,648,196
New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25.	7,930,000	8,979,298
New Jersey 6.1%
Hudson County Improvement Authority Facility Lease Revenue,
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/22	5,220,000	6,215,506
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/23	5,375,000	6,536,215
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/24	2,050,000	2,539,499
New Jersey EDA Revenue,
School Facilities Construction, Refunding, Series EE, 5.25%, 9/01/24	12,210,000	12,991,684
School Facilities Construction, Series AAA, 5.00%, 6/15/34	5,000,000	5,168,400
New Jersey Health Care Facilities Financing Authority Revenue,
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/20.	10,000,000	11,187,800
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/21.	20,535,000	23,688,971
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,005,450
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/22	10,000,000	10,848,900
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/23	17,945,000	19,468,351
New Jersey State Educational Facilities Authority Revenue,
Higher Education Capital Improvement Fund Issue, Series B, 5.00%, 9/01/36	5,000,000	5,145,000
Kean University Issue, Refunding, Series A, 5.00%, 9/01/21.	6,000,000	6,468,780
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,311,295
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,721,775
Refunding, Series 1A, 4.75%, 12/01/21	4,680,000	4,975,682
Refunding, Series 1A, 4.75%, 12/01/22	6,115,000	6,483,001
Series A, 5.375%, 6/01/24	8,360,000	8,843,543

|24

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	$26,650,000	$29,146,039
Transportation System, Refunding, Series A, 5.50%, 12/15/22	25,000,000	27,878,500
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	13,160,215
New Jersey State Turnpike Authority Revenue,
Turnpike, Series H, 5.00%, 1/01/20	10,000,000	10,646,700
Turnpike, Series H, 5.00%, 1/01/21	20,000,000	21,283,600
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	5,000,000	5,877,200
Refunding, Series J, 5.00%, 5/01/27	10,830,000	12,663,952
Series L, 5.00%, 5/01/27	5,270,000	6,162,422
		268,418,480
New York 10.0%
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/23	6,235,000	7,305,176
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/24	8,000,000	9,340,000
City School District of the City of Buffalo Project, Series A, AGMC Insured, Pre-Refunded, 5.75%,
5/01/22.	5,000,000	5,221,450
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.00%, 5/01/22	14,840,000	15,981,048
Long Island Power Authority Electric System Revenue, General, Refunding, Series B, 5.00%, 9/01/26.	5,000,000	5,818,100
MTA Revenue,
Transportation, Refunding, Series F, 5.00%, 11/15/26	25,000,000	29,315,000
Transportation, Series A, 5.00%, 11/15/27	3,500,000	4,117,890
Transportation, Series A, AGMC Insured, 5.50%, 11/15/20.	4,365,000	5,013,988
Transportation, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/15/20	5,000,000	5,094,100
Transportation, Series C, 5.75%, 11/15/18	6,505,000	6,802,799
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of Long Island
Obligated Group Project, Refunding, 5.00%, 7/01/21	9,000,000	10,137,150
New York City GO,
Fiscal 2013, Refunding, Series D, 5.00%, 8/01/27	10,000,000	11,736,700
Fiscal 2013, Series I, 5.00%, 8/01/24.	10,200,000	12,205,218
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/22.	8,000,000	9,453,760
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/23.	6,860,000	8,280,020
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/25	2,000,000	2,454,140
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/26	10,000,000	12,143,200
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/27	7,500,000	9,054,075
Fiscal 2017, Subseries A-1, 5.00%, 8/01/29	10,000,000	12,171,200
Refunding, Series G, 5.00%, 8/01/21	5,910,000	5,947,410
Series G, Pre-Refunded, 5.00%, 8/01/21	1,090,000	1,097,052
Subseries D-1, 5.00%, 12/01/21	2,055,000	2,098,052
Subseries D-1, Pre-Refunded, 5.00%, 12/01/21	2,945,000	3,004,489
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-3, 5.00%, 1/15/23	5,000,000	5,316,300
Fiscal 2009, Series S-4, 5.00%, 1/15/21	4,665,000	4,961,647
Fiscal 2016, Series S-1, 5.00%, 7/15/30	8,200,000	9,786,126
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Fiscal 2011, Subordinate, Series C, 5.00%, 11/01/23.	12,805,000	14,442,119
Future Tax Secured, Subordinate, Fiscal 2003, Refunding, Subseries A-1, 5.00%, 11/01/23.	11,500,000	13,385,770
Future Tax Secured, Subordinate, Fiscal 2012, Series C, 5.00%, 11/01/24.	7,620,000	8,844,610
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/27.	8,740,000	10,438,270
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/28.	5,000,000	5,933,700

|25

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues,
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/29		$10,000,000	$11,854,000
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
5.00%, 10/01/24		965,000	1,049,177
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/24		4,035,000	4,413,322
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A,
NATL Insured, 5.50%, 7/01/23		7,915,000	9,714,950
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.50%,
2/15/18	.	10,000,000	10,315,500
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.00%,
2/15/19	.	3,245,000	3,462,512
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/24	.	7,000,000	8,192,450
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 12/15/27		10,000,000	11,745,500
General Purpose, Refunding, Series A, 5.00%, 3/15/28		7,185,000	8,678,474
General Purpose, Refunding, Series D, 5.00%, 2/15/29		5,000,000	6,112,900
General Purpose, Refunding, Series E, 5.00%, 2/15/28		10,000,000	12,066,000
General Purpose, Refunding, Series E, 5.00%, 2/15/30		5,000,000	5,946,900
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%,
4/01/21		12,000,000	13,335,840
New York State Thruway Authority General Revenue,
Refunding, Series H, NATL Insured, 5.00%, 1/01/22		10,000,000	10,225,300
Series I, 5.00%, 1/01/26.		10,000,000	11,412,500
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding,
5.00%, 4/01/19		9,570,000	10,281,051
New York State Urban Development Corp. Revenue,
Service Contract, Refunding, Series A, Subseries A-1, 5.00%, 1/01/20		6,500,000	7,148,115
State Personal Income Tax, General Purpose, Series D, 5.00%, 3/15/24		10,000,000	11,911,600
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty,
5.375%, 12/15/18.		3,210,000	3,346,586
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project,
Refunding, 5.00%, 7/01/22		10,000,000	11,192,400
			439,305,636
North Carolina 1.4%
Buncombe County Limited Obligation Revenue, Series A, 5.00%, 6/01/28		5,000,000	5,934,400
Charlotte Water and Sewer System Revenue, Refunding, 5.00%, 7/01/27		10,000,000	12,309,700
Greenville Utilities Commission Combined Enterprise System Revenue,
Refunding, 5.00%, 4/01/30		1,490,000	1,806,878
Refunding, 5.00%, 4/01/32		2,830,000	3,394,359
Refunding, 5.00%, 4/01/34		1,400,000	1,663,312
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/19.		15,000,000	15,377,550
Series A, ETM, 5.00%, 1/01/21		10,000,000	11,362,400
Series C, Assured Guaranty, ETM, 6.00%, 1/01/19		965,000	1,014,948
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A, Pre-Refunded,
5.25%, 1/01/20		4,500,000	4,614,615
Oak Island Enterprise System Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/23		1,735,000	1,889,814
			59,367,976

|26

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio 6.5%
Akron Income Tax Revenue,
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/24	$5,265,000	$6,150,362
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/25	6,645,000	7,745,013
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/26	8,240,000	9,604,050
American Municipal Power Inc. Revenue,
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/28	1,100,000	1,312,718
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/29	1,000,000	1,187,360
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/30	1,000,000	1,179,680
Prairie State Energy Campus Project, Refunding, Series A, 5.25%, 2/15/20	355,000	364,958
Prairie State Energy Campus Project, Refunding, Series A, 5.25%, 2/15/21	645,000	663,047
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.25%, 2/15/20	5,645,000	5,816,947
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.25%, 2/15/21	10,855,000	11,185,643
Cincinnati GO,
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/24.	1,270,000	1,480,896
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/25.	2,000,000	2,331,080
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/27.	2,000,000	2,330,020
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/28.	2,350,000	2,734,108
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/25	5,000,000	5,682,700
Refunding, Series A, AGMC Insured, 5.00%, 1/01/26	5,000,000	5,666,250
Cleveland Water Revenue,
second lien, Refunding, Series A, 5.00%, 1/01/25	2,500,000	2,887,625
second lien, Refunding, Series A, 5.00%, 1/01/26	2,000,000	2,306,280
Cuyahoga County EDR,
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/20	7,000,000	7,844,970
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/21	7,300,000	8,261,118
Hamilton City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/24	5,000,000	5,000,000
Hamilton County Sales Tax Revenue, Refunding, Series A, 5.00%, 12/01/27	1,700,000	2,132,820
Hamilton County Sewer System Revenue,
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/24	2,500,000	3,015,050
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/25	2,400,000	2,889,552
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/26	4,000,000	4,802,280
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/27	5,000,000	5,989,300
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/28	3,000,000	3,591,540
Kent State University Revenues,
General Receipts, Series A, 5.00%, 5/01/23	1,200,000	1,385,604
General Receipts, Series A, 5.00%, 5/01/24	1,500,000	1,724,385
General Receipts, Series A, 5.00%, 5/01/25	1,500,000	1,722,105
General Receipts, Series A, 5.00%, 5/01/26	1,600,000	1,835,280
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	2,949,387
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects, Refunding,
Series C, 5.00%, 10/01/22	5,780,000	6,469,034
Ohio State GO,
Higher Education, Refunding, Series A, 5.00%, 2/01/25	7,000,000	8,078,070
Higher Education, Series A, Pre-Refunded, 5.00%, 2/01/24	8,585,000	9,926,063
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%,
5/01/26.	11,000,000	13,323,640

|27

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Ohio State GO, (continued)
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%,
5/01/27.	$5,000,000	$6,020,100
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%,
5/01/28.	9,100,000	10,917,452
Ohio State Turnpike Commission Turnpike Revenue, Refunding, Series A, NATL Insured, 5.50%, 2/15/24 .	10,000,000	12,005,800
Ohio State Water Development Authority Revenue, Fresh Water, Series A, 5.00%, 12/01/30.	5,875,000	7,167,148
Ohio State Water Development Authority Water PCR, Loan Fund, Series A, 5.00%, 12/01/31.	10,000,000	12,367,200
Toledo City School District GO,
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/24	2,920,000	3,448,111
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/25	4,125,000	4,863,911
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/26	4,340,000	5,109,916
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/27	4,565,000	5,366,979
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/25	4,000,000	4,693,840
Improvement and Refunding, 5.00%, 11/15/26	6,140,000	7,190,001
Improvement and Refunding, 5.00%, 11/15/27	6,450,000	7,545,145
Improvement and Refunding, 5.00%, 11/15/28	6,570,000	7,669,424
University of Cincinnati General Receipts Revenue,
Series C, 5.00%, 6/01/25	3,010,000	3,556,134
Series C, Assured Guaranty, 5.00%, 6/01/21	11,810,000	12,959,113
Series C, Assured Guaranty, 5.00%, 6/01/22	11,675,000	12,808,059
		285,257,268
Oregon 1.6%
Deschutes County Hospital Facility Authority Hospital Revenue, Cascade Healthcare Community Inc.,
Pre-Refunded, 7.375%, 1/01/23.	2,000,000	2,198,040
North Clackamas County School District No. 12 GO, Refunding, Series B, 5.00%, 6/15/32	3,725,000	4,535,374
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Refunding, Series A, 5.00%, 11/15/25	10,000,000	11,944,500
senior lien, Refunding, Series A, 5.00%, 11/15/27	13,000,000	15,886,130
senior lien, Refunding, Series A, 5.00%, 11/15/28	3,500,000	4,255,265
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/22	5,840,000	6,294,585
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	5,962,850
Washington County School District No. 48J Beaverton GO,
5.00%, 6/15/27	5,000,000	6,059,100
5.00%, 6/15/28	5,000,000	6,033,450
5.00%, 6/15/29	7,500,000	9,011,850
		72,181,144
Pennsylvania 4.5%
Allegheny County Hospital Development Authority Revenue,
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/19.	9,000,000	9,687,870
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/20.	7,500,000	8,324,325
Allegheny County Sanitary Authority Sewer Revenue, Refunding, AGMC Insured, 4.00%, 12/01/32.	2,250,000	2,452,073
Commonwealth Financing Authority Revenue,
Series C-1, AGMC Insured, 5.00%, 6/01/22	4,130,000	4,553,490
Series C-1, AGMC Insured, 5.00%, 6/01/23	4,345,000	4,789,189
Lancaster County Solid Waste Management Authority Solid Waste Disposal System Revenue,
Series A, 5.25%, 12/15/25	5,345,000	6,299,189
Series A, 5.25%, 12/15/26	5,835,000	6,838,037
Pennsylvania State GO, Second Series, 5.00%, 10/15/26.	13,375,000	15,830,383

|28

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue, The Trustees of the University of
Pennsylvania, Refunding, Series A, 4.00%, 8/15/31	$3,775,000	$4,178,585
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	35,207,730
Series E, 5.00%, 12/01/24	5,000,000	5,721,850
Series E, 5.00%, 12/01/25	10,000,000	11,429,700
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/22	6,070,000	6,551,958
Subordinate, Series C, Subseries C-1, Assured Guaranty, Pre-Refunded, 6.00%, 6/01/23	10,000,000	10,509,100
Pennsylvania State University Revenue, Series A, 5.00%, 9/01/30.	4,000,000	4,930,800
Philadelphia Gas Works Revenue,
1998 General Ordinance, Refunding, Fourteenth Series, 5.00%, 10/01/28	1,400,000	1,643,586
1998 General Ordinance, Refunding, Fourteenth Series, 5.00%, 10/01/29	2,000,000	2,330,180
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	17,810,000	19,268,461
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/22.	2,190,000	2,389,443
Philadelphia Municipal Authority Lease Revenue, Pre-Refunded, 6.00%, 4/01/22	7,065,000	7,709,257
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	10,011,500
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,204,000
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,400,450
Series A, Pre-Refunded, 5.00%, 1/01/20	1,210,000	1,287,077
Series A, Pre-Refunded, 5.25%, 1/01/21	3,655,000	3,902,041
Series A, Pre-Refunded, 5.25%, 1/01/22	2,330,000	2,487,485
		198,937,759
South Carolina 1.3%
Anderson Water and Sewer System Revenue,
Refunding, AGMC Insured, 5.00%, 7/01/22	2,555,000	2,983,346
Refunding, AGMC Insured, 5.00%, 7/01/23	2,695,000	3,131,105
Refunding, AGMC Insured, 5.00%, 7/01/24	2,825,000	3,271,717
Refunding, AGMC Insured, 5.00%, 7/01/25	2,965,000	3,430,712
Berkeley County Utility Revenue,
Combined Utility System, Refunding, 5.00%, 6/01/25	3,665,000	4,364,685
Combined Utility System, Refunding, 5.00%, 6/01/26	1,700,000	2,020,280
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%,
8/01/22	6,000,000	6,444,780
South Carolina State Transportation Infrastructure Bank Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/25.	12,935,000	15,062,161
Refunding, Series B, AGMC Insured, 5.00%, 10/01/26.	13,440,000	15,590,938
		56,299,724
Tennessee 0.9%
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22.	15,805,000	18,481,103
Metropolitan Government of Nashville and Davidson County GO, Improvement, Series A, Pre-Refunded,
5.00%, 1/01/26	5,000,000	5,988,300
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.00%, 7/01/26	1,675,000	1,990,469
Refunding, 5.00%, 7/01/27	1,800,000	2,136,726
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,
Refunding, Series B, 5.00%, 11/01/28	8,180,000	9,977,882
		38,574,480

|29

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas 10.3%
Austin Water and Wastewater System Revenue,
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/26	$4,835,000	$5,702,641
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/27	4,000,000	4,715,520
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/29	3,000,000	3,661,260
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/30	5,340,000	6,481,799
Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/28	5,000,000	5,848,950
Board of Regents of the University of Houston System Revenue,
Consolidated, Refunding, Series A, 5.00%, 2/15/27.	4,745,000	5,332,289
Consolidated, Series A, Pre-Refunded, 5.00%, 2/15/27	255,000	289,218
Clear Creek ISD,
GO, Refunding, Series A, 5.00%, 2/15/25.	11,370,000	13,177,944
GO, Refunding, Series A, 5.00%, 2/15/26.	12,060,000	13,971,631
Cypress-Fairbanks ISD, GO, School Building, Refunding, PSF Guarantee, 5.00%, 2/15/29.	3,500,000	4,256,105
Dallas Waterworks and Sewer System Revenue, AMBAC Insured, Pre-Refunded, 4.50%, 10/01/19	10,000,000	10,119,251
Dallas/Fort Worth International Airport Revenue,
Joint, Refunding, Series D, 5.25%, 11/01/27	5,000,000	5,965,700
Joint, Refunding, Series D, 5.25%, 11/01/28	2,100,000	2,502,822
El Paso ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/27.	5,460,000	6,556,423
GO, Refunding, PSF Guarantee, 5.00%, 8/15/28.	2,500,000	2,992,750
Fort Worth GO,
General Purpose, Refunding and Improvement, 5.00%, 3/01/25	6,000,000	6,959,700
General Purpose, Refunding and Improvement, 5.00%, 3/01/26	6,790,000	7,872,733
Harris County Health Facilities Development Corp. Revenue, Methodist Hosptial System, Refunding,
Series A-2, 0.80%, 12/01/41	5,100,000	5,100,000
Harris County MTA Revenue,
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/26	2,000,000	2,458,960
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/27	2,000,000	2,452,720
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/28	2,000,000	2,441,840
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	11,048,700
Houston ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/29	10,000,000	12,213,300
Houston Utility System Revenue,
Combined, first lien, Refunding, Series B, 5.00%, 11/15/29	10,000,000	12,175,900
Combined, first lien, Refunding, Series B, 5.00%, 11/15/34	3,250,000	3,909,880
Combined, first lien, Refunding, Series B, 5.00%, 11/15/35	4,500,000	5,391,090
Combined, first lien, Refunding, Series C, 5.00%, 5/15/24	5,000,000	6,087,400
Combined, first lien, Refunding, Series C, 5.00%, 5/15/26	19,690,000	23,487,807
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/24	6,000,000	6,747,360
LCRA Transmission Services Corp. Project, Refunding, Series B, 5.00%, 5/15/24	10,620,000	11,942,827
North Texas Tollway Authority Revenue,
Special Projects System, Series D, 5.00%, 9/01/24	12,000,000	13,835,880
System First Tier, Refunding, Series A, 5.00%, 1/01/28	6,500,000	7,818,980
Northwest ISD,
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28.	4,815,000	5,805,975
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/29.	7,015,000	8,403,619
Sabine River Authority PCR, Southwestern Electric Power Co. Project, Refunding, NATL Insured, 4.95%,
3/01/18	15,000,000	15,342,600
San Angelo ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	5,220,000	6,128,593
San Antonio Electric and Gas Systems Revenue,
Refunding, 5.25%, 2/01/25	27,000,000	33,764,580
Refunding, 5.00%, 2/01/27	10,415,000	12,868,045

|30

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
San Antonio Water System Revenue,
junior lien, Refunding, Series A, 5.00%, 5/15/24	$1,500,000	$1,821,330
junior lien, Refunding, Series A, 5.00%, 5/15/26	2,200,000	2,654,784
junior lien, Refunding, Series A, 5.00%, 5/15/28	2,000,000	2,405,280
junior lien, Refunding, Series A, 5.00%, 5/15/29	1,000,000	1,199,260
junior lien, Refunding, Series C, 5.00%, 5/15/31	8,855,000	10,698,611
Texas Transportation Commission State Highway Fund Revenue,
first tier, Refunding, Series A, 5.00%, 4/01/23	20,000,000	23,974,600
first tier, Refunding, Series A, 5.00%, 4/01/24	20,000,000	24,421,200
first tier, Refunding, Series A, 5.00%, 4/01/25	20,000,000	24,363,400
Trinity River Authority Revenue,
Refunding, 5.00%, 2/01/26	3,500,000	4,321,240
Refunding, 5.00%, 2/01/28	3,000,000	3,629,730
University of Texas Permanent University Fund Revenue, Series B, 5.00%, 7/01/27	10,000,000	12,153,000
Williamson County GO,
Refunding, 5.00%, 2/15/23	6,235,000	7,269,636
Refunding, 5.00%, 2/15/25	13,780,000	16,005,194
		450,750,057
Utah 0.7%
Utah State Board of Regents Student Loan Revenue,
Refunding, Series EE-2, 5.00%, 11/01/20	9,000,000	10,134,540
Refunding, Series EE-2, 5.00%, 11/01/21	9,000,000	10,089,720
Utah State Transit Authority Sales Tax Revenue,
sub. bond, Refunding, 4.00%, 12/15/31	4,000,000	4,347,240
Subordinate, Refunding, 4.00%, 12/15/30	5,000,000	5,459,000
		30,030,500
Virginia 4.1%
Norfolk Water Revenue,
Refunding, 5.00%, 11/01/24	6,145,000	7,145,775
Refunding, 5.00%, 11/01/25	6,000,000	6,974,100
Richmond Public Utility Revenue, Refunding, Series A, 5.00%, 1/15/32	10,000,000	11,942,900
Upper Occoquan Sewage Authority Regional Sewerage System Revenue, Refunding, Series B, 4.00%,
7/01/35	9,665,000	10,555,920
Virginia Beach Development Authority Public Facility Revenue,
Refunding, Series B, 5.00%, 8/01/19	12,635,000	13,664,752
Refunding, Series B, 5.00%, 8/01/20	13,450,000	15,005,627
Virginia College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Series A, 5.00%, 2/01/25	13,080,000	15,830,855
21st Century College and Equipment Programs, Series D, 5.00%, 2/01/25.	7,405,000	9,175,980
Virginia State PBA Public Facilities Revenue, Refunding, Series B, 4.00%, 8/01/29	13,135,000	14,669,693
Virginia State Public School Authority Revenue,
School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/23	8,535,000	10,301,745
School Financing, 1997 Resolution, Series C, 5.00%, 8/01/26	4,335,000	5,255,841
School Financing, 1997 Resolution, Series C, 5.00%, 8/01/27	4,460,000	5,390,802
Virginia State Resources Authority Clean Water Revenue,
Revolving Fund, Refunding, 5.00%, 10/01/27	5,825,000	7,198,651
Revolving Fund, Refunding, 5.00%, 10/01/28	11,950,000	14,665,040
Revolving Fund, Refunding, Series B, 5.00%, 10/01/26	26,155,000	32,073,092
		179,850,773

|31

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Washington 3.8%
Energy Northwest Electric Revenue,
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/22	$3,250,000	$3,829,637
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	3,500,000	4,210,640
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/24	1,250,000	1,528,425
King County School District No. 403 Renton GO,
Refunding, 5.00%, 12/01/26	3,280,000	4,033,219
Refunding, 5.00%, 12/01/27	3,500,000	4,273,255
Refunding, 5.00%, 12/01/28	4,000,000	4,852,600
King County Sewer Revenue,
Refunding, Series B, 5.00%, 7/01/25	1,200,000	1,456,572
Refunding, Series B, 5.00%, 7/01/26	1,200,000	1,451,256
Refunding, Series B, 5.00%, 7/01/27	1,900,000	2,290,830
Refunding, Series B, 5.00%, 7/01/28	3,050,000	3,659,482
Refunding, Series B, 5.00%, 7/01/29	2,600,000	3,111,966
Seattle Drain and Wastewater Revenue,
Refunding, 5.00%, 5/01/24	5,230,000	6,407,221
Refunding, 5.00%, 5/01/25	5,500,000	6,677,770
Refunding, 5.00%, 5/01/26	2,995,000	3,616,852
Refunding, 5.00%, 5/01/27	3,150,000	3,783,623
Seattle Municipal Light and Power Revenue,
Refunding and Improvement, Series B, 5.00%, 2/01/19	6,805,000	7,264,746
Refunding and Improvement, Series B, 5.00%, 2/01/20	7,000,000	7,733,810
Seattle Solid Waste System Revenue,
Improvement, Refunding, 4.00%, 6/01/30.	4,950,000	5,514,894
Improvement, Refunding, 4.00%, 6/01/31.	5,150,000	5,663,918
Improvement, Refunding, 4.00%, 6/01/32.	5,360,000	5,863,572
Improvement, Refunding, 4.00%, 6/01/33.	5,580,000	6,071,821
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, Series B, 5.00%, 7/01/25	29,370,000	36,088,094
Various Purpose, Series D, 5.00%, 2/01/25	13,955,000	16,197,708
Various Purpose, Series D, 5.00%, 2/01/31	5,480,000	6,643,404
Various Purpose, Series D, 5.00%, 2/01/32	10,000,000	12,056,300
		164,281,615
Wisconsin 0.3%
Wisconsin State Transportation Revenue, Series 1, 5.00%, 7/01/24.	10,000,000	11,687,200
U.S. Territories 0.3%
Guam 0.1%
Guam Government Limited Obligation Revenue,
Section 30, Series A, ETM, 5.50%, 12/01/18	1,540,000	1,644,058
Section 30, Series A, ETM, 5.50%, 12/01/19	1,025,000	1,137,832
		2,781,890
Puerto Rico 0.2%
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, NATL Insured, 5.00%,
7/01/24	10,000,000	10,124,300
Total U.S. Territories		12,906,190
Total Municipal Bonds before Short Term Investments (Cost $4,025,458,591)		4,245,857,480

|32

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal
	Amount	Value
Short Term Investments 2.0%
Municipal Bonds 2.0%
Florida 0.2%
[a] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.81%,
9/01/28	$9,000,000	$9,000,000
Missouri 0.3%
[a] Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, The
Washington University, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 0.76%, 3/01/40	12,200,000	12,200,000
New York 0.9%
[a] New York City GO, Fiscal 2015, Series F, Subseries F-6, SPA JPMorgan Chase Bank, Daily VRDN and
Put, 0.80%, 6/01/44	4,100,000	4,100,000
[a] New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General
Resolution, Refunding, Series AA, Subseries AA-1, SPA PNC Bank, Daily VRDN and Put, 0.82%,
6/15/46	31,000,000	31,000,000
[a] Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, LOC JPMorgan Chase
Bank, Daily VRDN and Put, 0.76%, 12/01/37	2,600,000	2,600,000
		37,700,000
Oregon 0.1%
[a] Oregon State GO, Veterans Welfare, Series 88D, SPA US Bank National Association, Daily VRDN and
Put, 0.75%, 12/01/41	3,700,000	3,700,000
Pennsylvania 0.5%
[a] Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 0.81%, 12/01/28	24,060,000	24,060,000
Total Short Term Investments (Cost $86,660,000)		86,660,000
Total Investments (Cost $4,112,118,591) 99.1%		4,332,517,480
Other Assets, less Liabilities 0.9%.		39,499,502
Net Assets 100.0%		$4,372,016,982

See Abbreviations on page 142.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|33

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 81.0%
Alabama 0.5%
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series A,
5.25%, 9/01/36	$1,000,000	$1,044,820
Mobile IDBR,
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 10/02/18, 1.625%, 7/15/34	2,500,000	2,506,675
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 3/24/20, Series A, 1.85%, 6/01/34	2,250,000	2,272,140
		5,823,635
Arizona 1.1%
Phoenix Civic Improvement Corp. Transit Excise Tax Revenue, Light Rail Project, Refunding, 3.00%,
7/01/17	6,465,000	6,475,473
Pinal County Revenue,
Pledged Obligations, Refunding, 5.00%, 8/01/17.	1,140,000	1,147,410
Pledged Obligations, Refunding, 5.00%, 8/01/18.	1,160,000	1,214,543
Tucson COP,
Refunding, AGMC Insured, 3.00%, 7/01/17	1,250,000	1,251,888
Refunding, AGMC Insured, 3.00%, 7/01/18	1,195,000	1,219,772
		11,309,086
Arkansas 0.5%
Jefferson County PCR, Entergy Arkansas Inc. Project, Refunding, 1.55%, 10/01/17	5,000,000	5,008,650
California 7.7%
California State Health Facilities Financing Authority Revenue,
St. Joseph Health System, Mandatory Put 10/15/19, Series C, 5.00%, 7/01/43.	3,250,000	3,531,840
St. Joseph Health System, Mandatory Put 10/15/20, Refunding, Series D, 5.00%, 7/01/43.	5,000,000	5,599,400
California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put 12/01/23, Refunding,
Series D, 2.625%, 11/01/33.	3,000,000	3,104,310
Capistrano USD, CFD No. 90-2 Special Tax, Refunding, BAM Insured, 2.00%, 9/01/17	1,335,000	1,338,711
Coachella Valley USD,
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/17	1,220,000	1,226,259
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/18	1,265,000	1,311,008
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/19	1,330,000	1,410,452
Fremont UHSD Santa Clara County GO,
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/31	3,235,000	1,563,928
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/32	3,930,000	1,757,024
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/33	1,020,000	421,892
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/34	1,520,000	580,032
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/35	3,245,000	1,143,538
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/36	4,705,000	1,533,501
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/37	11,005,000	3,319,438
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/38	11,665,000	3,248,353
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/39	12,290,000	3,156,564
Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series B, 5.00%,
12/01/18	20,000,000	21,183,200
Montebello USD, GO, Election of 2016, Series A, 3.00%, 8/01/18	2,000,000	2,049,100
Mount San Antonio Community College District GO, BANS, zero cpn., 4/01/22	10,000,000	9,233,800
Riverside County Teeter Obligation Revenue, Notes, Refunding, Series A, 3.00%, 10/11/17	5,000,000	5,039,900
Riverside County Transportation Commission Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/18	1,000,000	1,041,390
Salinas UHSD, GO, Monterey County, BAN, Capital Appreciation, zero cpn., 8/01/20.	5,000,000	4,737,500
San Diego USD, GO, Capital Appreciation, Election of 2008, Series I, zero cpn., 7/01/17	1,000,000	999,390
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC
Insured, zero cpn., 6/01/18	810,000	802,046

Quarterly Statement of Investments | See Notes to Statements of Investments. | 34

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Western Municipal Water District Facilities Authority Adjustable Rate Water Revenue, Mandatory Put
10/01/20, Refunding, Series A, 1.50%, 10/01/39	$3,250,000	$3,276,357
		82,608,933
Colorado 1.3%
Colorado State HFA, MFHR, Loan Program, Pass Through, Crisman Apartments Project, Series II, FHA
Insured, 0.90%, 3/01/19	2,000,000	2,000,180
Dawson Ridge Metropolitan District No. 1 GO, Series A, ETM, zero cpn., 10/01/22	8,860,000	8,165,376
Douglas County School District No. Re-1 Douglas and Elbert Counties GO, Refunding, 5.00%, 12/15/18	2,800,000	2,976,008
Garfield County School District No. 16 GO, Refunding, 3.00%, 12/01/18	1,115,000	1,149,888
		14,291,452
Connecticut 4.7%
Connecticut State Health and Educational Facilities Authority Revenue,
Yale University Issue, Mandatory Put 2/08/18, Series A-3, 0.875%, 7/01/49	23,070,000	23,067,693
Yale University Issue, Mandatory Put 7/01/26, Refunding, Series A-1, 1.00%, 7/01/42	6,000,000	5,986,500
Yale University Issue, Mandatory Put 7/11/18, Refunding, Series A, 1.375%, 7/01/35	14,500,000	14,559,305
Yale University Issue, Mandatory Put 7/26/17, Series A, 0.80%, 7/01/48	6,500,000	6,499,610
		50,113,108
Florida 2.4%
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	5,000,000	5,000,000
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	8,000,000	8,000,000
Florida State Board of Education Lottery Revenue, Series A, 5.00%, 7/01/19	4,550,000	4,799,203
[a] Lakeland Energy System Revenue, Refunding, Weekly FRN, 1.53%, 10/01/17	3,000,000	3,001,920
Lee County Transportation Facilities Revenue, Refunding, AGMC Insured, 5.00%, 10/01/19.	2,385,000	2,605,732
Miami-Dade County IDA Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project,
Mandatory Put 11/01/19, 1.75%, 9/01/27	2,000,000	2,002,340
		25,409,195
Georgia 3.1%
The Atlanta Development Authority Revenue, Educational Facilities, Science Park LLC Project, Pre-
Refunded, 5.00%, 7/01/32	3,640,000	3,650,774
Burke County Development Authority PCR,
Georgia Power Co. Plant Vogtle Project, Mandatory Put 6/01/17, First Series, 1.75%, 12/01/49	5,000,000	5,000,000
Georgia Power Co. Plant Vogtle Project, Mandatory Put 6/01/17, Second Series, 1.75%, 12/01/49	5,000,000	5,000,000
Clarke County School District GO,
Sales Tax, 3.00%, 9/01/18	2,650,000	2,720,702
Sales Tax, 5.00%, 9/01/19	2,750,000	2,996,098
Cobb County Development Authority Revenue, Georgia Waste Management Project, Mandatory Put
10/01/19, Series A1.875%, 4/01/33	2,500,000	2,509,325
Georgia State GO, Refunding, Series C, 5.00%, 7/01/21	2,350,000	2,357,332
Georgia State Municipal Gas Authority Revenue, Gas Portfolio IV Project, Refunding, Series A, 5.00%,
10/01/19	4,000,000	4,357,600
Monroe County Development Authority PCR, Gulf Power Co. Project, Mandatory Put 6/21/17, First
Series, 1.70%, 6/01/49	5,000,000	5,001,200
		33,593,031
Hawaii 0.6%
Hawaii State Highway Revenue,
Series A, 3.00%, 1/01/18	3,380,000	3,422,149
Series A, 3.00%, 1/01/19	3,275,000	3,382,125
		6,804,274

|35

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Idaho 1.1%
Canyon County School District No. 131 GO, Refunding, 4.00%, 8/15/18	$1,480,000	$1,535,633
Idaho State GO, TAN, 2.00%, 6/30/17	10,000,000	10,009,700
		11,545,333
Illinois 4.0%
Franklin Park GO, Cook County, Alternative Revenue Source, Refunding, Series A, BAM Insured, 4.00%,
7/01/17	1,010,000	1,012,192
Homer Glen Village GO, Will and Cook Counties, Series A, 4.00%, 12/01/18	1,000,000	1,042,560
Illinois State Educational Facilities Authority Revenue, University of Chicago, Mandatory Put 2/01/19,
1.65%, 7/01/25	10,000,000	10,088,300
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/17	5,000,000	5,005,650
Illinois State Toll Highway Authority Revenue, Senior, Refunding, Series B, 5.00%, 12/01/17.	10,000,000	10,200,500
Illinois State Unemployment Insurance Fund Building Receipts Revenue, Illinois Department of
Employment Security, Series B, 5.00%, 12/15/17	2,940,000	2,943,705
Mount Vernon GO,
Jefferson County, AGMC Insured, 3.00%, 12/15/17	1,430,000	1,444,414
Jefferson County, AGMC Insured, 3.00%, 12/15/18	1,475,000	1,512,804
Regional Transportation Authority GO, Cook DuPage Kane Lake McHenry and Will Counties, Series A,
NATL Insured, 5.00%, 7/01/21	5,410,000	5,425,148
Southwestern Development Authority Revenue, Local Government Program, Edwardsville Community
Unit School District No. 7 Project, Refunding, AGMC Insured, 5.25%, 12/01/20	4,475,000	4,564,634
		43,239,907
Indiana 0.3%
Indiana Health Facilities Financing Authority Revenue, Ascension Health Subordinate Credit Group,
Mandatory Put 8/01/17, Series A-5, 2.00%, 11/01/27	3,050,000	3,054,789
Kansas 0.5%
[a] Kansas State Department of Transportation Highway Revenue, Refunding, Series B-5, Monthly FRN,
1.067%, 9/01/19	5,700,000	5,711,856
Kentucky 0.9%
[b] Louisville/Jefferson County Metro Government Environmental Facilities Revenue, Louisville Gas and
Electric Co. Project, Series A, Mandatory Put 6/03/19, 1.25%, 6/01/33	2,000,000	2,001,180
Louisville/Jefferson County Metro Government PCR, Louisville Gas and Electric Co. Project, Series A,
Mandatory Put 8/01/19, 2.20%, 2/01/35	7,000,000	7,109,480
		9,110,660
Louisiana 0.3%
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Refunding, 5.00%, 6/01/17	3,500,000	3,500,000
Maryland 5.1%
Baltimore County Metropolitan District GO, BAN, 3.00%, 3/16/18	15,000,000	15,243,300
[a] Howard County Housing Commission Revenue, Columbia Landing Project, Mandatory Put 7/01/18,
Series A, Weekly FRN, 2.03%, 7/01/34.	6,000,000	6,001,920
Maryland CDA Department of Housing and Community Development Housing Revenue, FHA Risk-
Sharing Insured Pass-Through, Series A, FHA Insured, 1.35%, 6/01/19	3,860,000	3,881,269
Maryland State Department of Transportation Consolidated Transportation Revenue, Refunding, 5.00%,
5/01/19	7,500,000	8,081,100
Maryland State GO,
State and Local Facilities Loan of 2013, Refunding, First Series B, 4.50%, 8/01/19	8,000,000	8,615,120
State and Local Facilities Loan of 2013, Second Series A, Pre-Refunded, 5.00%, 8/01/23	11,355,000	13,103,783
		54,926,492

|36

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts 2.7%
Massachusetts Development Finance Agency Revenue,
Boston University Issue, Refunding, Series Z-1, 1.50%, 8/01/19	$7,000,000	$7,072,940
[b]Williams College Issue, Mandatory Put 6/30/21, Series N, 1.45%, 7/01/41	3,000,000	3,018,960
Massachusetts State Federal Highway Revenue, Grant Anticipation Notes, Accelerated Bridge Program,
Series A, 5.00%, 6/15/19	11,370,000	12,295,063
Massachusetts State Health and Educational Facilities Authority Revenue, Amherst College Issue,
Mandatory Put 12/01/17, Series H, 0.80%, 11/01/33	4,000,000	3,999,040
Massachusetts State HFAR, Multifamily Conduit-Wood Ridge Homes Project, Mandatory Put 6/01/17,
Series A, 1.05%, 12/01/17	2,800,000	2,800,000
		29,186,003
Michigan 1.8%
Michigan Finance Authority Revenue, Unemployment Obligation Assessment, Refunding, Series B,
5.00%, 7/01/20	10,000,000	10,846,300
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I-A, 5.00%, 10/15/17	1,500,000	1,522,215
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Series W, ETM, 5.25%, 8/01/17	7,000,000	7,047,670
		19,416,185
Minnesota 0.8%
Circle Pines ISD No. 12 GO, School Building, Minnesota School District Credit Enhancement Program,
Capital Appreciation, Series A, zero cpn., 2/01/19	650,000	638,092
Duluth ISD No. 709 COP,
Refunding, Series A, 3.00%, 2/01/18	1,520,000	1,538,696
Series A, Refunding, 3.00%, 2/01/19	2,125,000	2,188,920
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	3,518,110
Lake Superior ISD No. 381 GO, Refunding, Series A, 3.00%, 10/01/17	1,060,000	1,067,547
		8,951,365
Mississippi 0.5%
Mississippi Hospital Equipment and Facilities Authority Revenue, Baptist Memorial Health Care,
Mandatory Put 8/15/17, Refunding, Series B2, 1.40%, 9/01/22	5,000,000	5,001,200
Missouri 1.5%
Missouri State Regional Convention and Sports Complex Authority Revenue, Convention and Sports
Facilities Project, Refunding, Series A, 5.00%, 8/15/17	6,160,000	6,210,697
Platte County School District Park Hill GO, Missouri Direct Deposit Program, Refunding, 3.00%, 3/01/18	9,245,000	9,389,684
		15,600,381
Nevada 6.3%
Clark County School District GO,
Building, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 6/15/20	12,250,000	12,264,333
Building, Series C, Pre-Refunded, 5.00%, 6/15/23.	9,920,000	10,137,347
Refunding, Series D, 5.00%, 6/15/20	20,000,000	22,259,400
Nevada State GO, Capital Improvement and Cultural Affairs, Series C, Pre-Refunded, 5.00%, 6/01/20	7,115,000	7,407,284
Truckee Meadows Water Authority Revenue, Refunding, AGMC Insured, 4.25%, 7/01/21	15,010,000	15,047,375
		67,115,739
New Hampshire 0.3%
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	2,725,362

|37

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
New Jersey 2.8%
Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
Management Inc. Project, Mandatory Put 12/01/17, Refunding, Series A, 2.125%, 12/01/29		$3,000,000	$3,013,200
Jersey City GO,
General Improvement and Qualified Water Improvement, Refunding, Series A, BAM Insured, 4.00%,
8/01/18	.	2,000,000	2,064,980
General Improvement and Qualified Water Improvement, Refunding, Series A, BAM Insured, 4.00%,
8/01/19	.	1,330,000	1,407,818
New Jersey State GO,
5.00%, 6/01/18		5,990,000	6,217,920
Refunding, Series Q, 5.00%, 8/15/18		15,885,000	16,610,150
Ocean County GO, Refunding, 5.00%, 8/01/19		1,125,000	1,221,975
			30,536,043
New Mexico 2.1%
Farmington PCR, Southern California Edison, Mandatory Put 4/01/20, Refunding, Series A, 1.875%,
4/01/29		9,000,000	9,082,890
New Mexico State Severance Tax Revenue, Series A, Pre-Refunded, 4.00%, 7/01/20		11,640,000	12,026,681
Taos County Gross Receipts Tax Revenue, County Education Improvement, BAM Insured, 3.50%,
4/01/19		1,000,000	1,039,850
			22,149,421
New York 8.2%
Chautauqua County Capital Resource Corp. Revenue, Multi-Mode, Jamestown Center City Development
Corp. Project, Refunding, Subseries C, Mandatory Put 11/01/21, 2.00%, 11/01/31		4,750,000	4,802,108
East Meadow Union Free School District GO, Nassau County, Refunding, 4.00%, 8/15/17		1,000,000	1,006,290
Freeport GO, Public Improvement, Refunding, Series A, 5.00%, 1/15/19		1,920,000	2,042,093
MTA Service Contract Revenue, Transportation Facilities, Series O, ETM, 5.50%, 7/01/17		4,115,000	4,129,073
New York City GO,
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/20.		7,000,000	7,853,580
Fiscal 2017, Series B, Subseries B-1, 4.00%, 12/01/18		10,000,000	10,457,400
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 1, 5.00%, 1/15/19.		4,000,000	4,098,440
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.25%, 7/01/48		10,800,000	11,306,088
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 4.00%, 2/15/18		2,200,000	2,248,642
Secondarily Insured, New York University Credit, Series A, BHAC Insured, Pre-Refunded, 5.25%,
7/01/48	.	7,490,000	7,840,981
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Refunding,
Series A, 5.00%, 12/15/19		6,095,000	6,708,462
New York State GO, Series A, 5.00%, 3/01/18		1,130,000	1,133,492
New York Thruway Authority General Junior Indebtedness Obligations Revenue, Series A, 5.00%,
5/01/19		15,000,000	16,117,800
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project,
Refunding, 5.00%, 7/01/17		3,000,000	3,007,860
Yonkers GO, Refunding, Series D, AGMC Insured, 5.00%, 8/01/19		4,720,000	5,107,842
			87,860,151
North Carolina 0.9%
Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22		7,500,000	7,513,800
North Carolina Eastern Municipal Power Agency Power System Revenue, Series A, Assured Guaranty,
Pre-Refunded, 5.25%, 1/01/19		2,350,000	2,409,150
			9,922,950

|38

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio 2.7%
American Municipal Power Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,
5.00%, 2/15/20	$7,000,000	$7,687,400
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/19	3,000,000	3,288,810
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	8,327,955
Marysville Wastewater Treatment System Revenue, Refunding, BAM Insured, 5.00%, 12/01/19	1,000,000	1,095,490
Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 5.00%, 11/15/17	5,750,000	5,857,698
Ohio State Higher Educational Facility Commission Revenue,
Case Western Reserve University Project, ETM, 4.00%, 12/01/17.	1,875,000	1,903,931
Case Western Reserve University Project, Refunding, 4.00%, 12/01/17	350,000	355,264
		28,516,548
Oklahoma 1.2%
Cleveland County Educational Facilities Authority Educational Facilities Lease Revenue, Norman Public
Schools Project, 5.00%, 7/01/17	3,040,000	3,048,968
Tulsa County ISD No.4 BIXBY GO, Combined Purpose, 2.00%, 5/01/18.	10,150,000	10,251,399
		13,300,367
Pennsylvania 4.0%
Hempfield Area School District Westmoreland County GO, Refunding, 4.00%, 10/15/17	1,615,000	1,632,394
Lancaster Area Sewer Authority Revenue, BAM Insured, 5.00%, 4/01/18	3,500,000	3,619,595
Lycoming County Authority College Revenue, Pennsylvania College of Technology, Refunding, 3.00%,
10/01/17	1,075,000	1,081,988
Pennsylvania State GO, Refunding, Second Series, 5.00%, 1/15/20	10,000,000	10,987,400
Philadelphia Gas Works Revenue, 1998 General Ordinance, Refunding, Tenth Series, AGMC Insured,
4.00%, 7/01/17	4,795,000	4,805,261
Philadelphia GO, Refunding, Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	10,066,500
Philadelphia School District GO, Refunding, Series C, 5.00%, 9/01/17	2,750,000	2,773,127
Pittsburgh School District GO, Refunding, Series A, 4.00%, 9/01/17	4,250,000	4,282,045
Reading School District GO, Refunding, Series A, 5.00%, 4/01/18	4,035,000	4,155,969
		43,404,279
Rhode Island 0.6%
Rhode Island State and Providence Plantations GO, Consolidated Capital Development Loan, Refunding,
Series A, 5.00%, 8/01/18	6,290,000	6,584,246
South Carolina 0.5%
Hilton Head Island GO, BANS, 4.00%, 10/05/17	5,000,000	5,051,750
Texas 4.3%
Austin GO, Travis Williamson and Hays Counties, Refunding, 4.00%, 9/01/18	1,500,000	1,556,955
Austin Water and Wastewater System Revenue, Travis Williamson and Hays Counties, Refunding, Series
A, 5.00%, 11/15/17	500,000	509,230
Brownsville Utilities System Revenue, Refunding, 5.00%, 9/01/17	1,000,000	1,009,260
Camino Real Regional Mobility Authority Pass-Through Toll Transport Revenue, State SPUR 601, 5.25%,
8/15/18	9,485,000	9,768,507
Dallas/Fort Worth International Airport Revenue, Joint, Refunding, Series D, 5.00%, 11/01/17	2,000,000	2,033,840
Tarrant County Cultural Education Facilities Finance Corp. Revenue, CHRISTUS Health, Refunding,
Series A, Assured Guaranty, 5.75%, 7/01/18	750,000	769,372
Texas State A&M University System Permanent University Fund Revenue, Refunding, 5.00%, 7/01/19	5,845,000	6,332,064
Texas State PFAR, Unemployment Compensation Obligation Assessment, Refunding, Series B, 4.00%,
7/01/17	7,420,000	7,437,363
Texas Transportation Commission State Highway Fund Revenue,
first tier, Mandatory Put 10/01/21, Refunding, Series B, 4.00%, 4/01/26	3,000,000	3,314,010
first tier, Refunding, Series A, 5.00%, 4/01/19	5,000,000	5,368,700
University of Texas Revenue, Series J, 5.00%, 8/15/21	4,000,000	4,625,240

|39

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Texas (continued)
Wylie ISD, GO, Collin County, Capital Appreciation, Refunding, PSF Guarantee, zero cpn., 8/15/17.	$3,775,000	$3,769,300
		46,493,841
Utah 0.8%
Jordan School District GO, Utah School Bond Guaranty Program, Refunding, 5.00%, 6/15/18	8,000,000	8,341,520
Virginia 0.1%
Virginia State HDA Commonwealth Mortgage Revenue, Sub Series C-5, 2.45%, 7/01/19	1,400,000	1,435,560
Washington 1.9%
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,352,517
King County School District No. 414 Lake Washington GO,
Refunding, 4.00%, 12/01/17	3,250,000	3,300,797
Refunding, 4.00%, 12/01/18	2,705,000	2,829,160
Refunding, 5.00%, 12/01/19	9,045,000	9,939,189
Snohomish County Everett School District No. 2 GO, Refunding, 4.00%, 12/01/17.	2,400,000	2,437,512
		20,859,175
Wisconsin 1.1%
Muskego GO, Promissory Notes, Series A, 2.25%, 9/01/18	1,500,000	1,504,635
Wisconsin State GO, Refunding, Series 4, 5.00%, 5/01/19	5,000,000	5,384,450
Wisconsin State School Districts Cash Flow Administration Program Note Participation Revenue, Series
A, 1.25%, 10/09/17	5,000,000	5,005,350
		11,894,435
Wyoming 1.8%
Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue,
5.00%, 12/15/17	5,160,000	5,267,535
4.00%, 6/15/18	4,330,000	4,394,950
2.125%, 12/15/18	565,000	568,096
5.00%, 12/15/18	8,645,000	8,823,260
ETM, 5.00%, 12/15/17	210,000	214,544
Pre-Refunded, 4.00%, 6/15/18	180,000	182,950
Pre-Refunded, 2.125%, 12/15/18	15,000	15,098
Pre-Refunded, 5.00%, 12/15/18	355,000	362,682
		19,829,115
Total Municipal Bonds before Short Term Investments (Cost $864,120,626)		870,226,037
Short Term Investments 18.5%
Municipal Bonds 18.5%
California 1.1%
Montebello USD, GO, Election of 2016, Series A, 2.00%, 8/01/17	2,000,000	2,003,780
San Diego USD, GO, TRAN, Series A, 2.00%, 6/30/17.	10,000,000	10,009,900
		12,013,680
Florida 4.3%
[c] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.81%,
9/01/28	46,400,000	46,400,000
Maryland 1.2%
[c] Montgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series A, SPA Wells Fargo
Bank, Daily VRDN and Put, 0.76%, 6/01/26	13,075,000	13,075,000
Massachusetts 1.1%
[c] Massachusetts Commonwealth GO, Consolidated Loan, Refunding, Series A, SPA Wells Fargo Bank,
Daily VRDN and Put, 0.70%, 3/01/26	11,700,000	11,700,000

|40

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Short Term Investments (continued)
Municipal Bonds (continued)
Minnesota 4.7%
[c] Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue,
Children’s Hospitals and Clinics, Series B, AGMC Insured, SPA US Bank National Association, Daily
VRDN and Put, 0.76%, 8/15/25	$6,500,000	$6,500,000
Children’s Hospitals and Clinics of Minnesota, Tranche I, Series A, AGMC Insured, SPA US Bank
National Association, Daily VRDN and Put, 0.80%, 8/15/37	25,400,000	25,400,000
Children’s Hospitals and Clinics of Minnesota, Tranche II, Series A, AGMC Insured, SPA US Bank
National Association, Daily VRDN and Put, 0.80%, 8/15/37	18,200,000	18,200,000
		50,100,000
Missouri 0.4%
St. Louis General Fund Revenue, TRAN, 2.00%, 6/01/17	4,500,000	4,500,000
New York 3.9%
[c] New York City GO, Fiscal 2008, Series J, Subseries J-5, Refunding, SPA Bank of America, Daily VRDN
and Put, 0.79%, 8/01/28	4,000,000	4,000,000
[c] New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General
Resolution, Fiscal 2007, Series CC, Sub-Series CC-2, SPA Bank of Montreal, Daily VRDN and Put,
0.75%, 6/15/38	8,000,000	8,000,000
[c] New York City Transitional Finance Authority Revenue, Future Tax Secured, Series C, LOC Morgan
Stanley Bank, Daily VRDN and Put, 0.79%, 5/01/28	24,700,000	24,700,000
[c] Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, LOC JPMorgan Chase
Bank, Daily VRDN and Put, 0.76%, 12/01/37	5,000,000	5,000,000
		41,700,000
Ohio 0.1%
Ohio State Higher Educational Facility Revenue, Denison University 2017 Project, Series A, 2.00%,
11/01/17	1,000,000	1,004,640
Oregon 0.9%
Oregan State GO, Series A, 2.00%, 6/30/17	10,000,000	10,010,600
Pennsylvania 0.8%
[c] Pennsylvania State Turnpike Commission Turnpike Revenue,
Refunding, Series A-2, Weekly VRDN and Put, 1.48%, 12/01/19.	3,000,000	3,003,360
Refunding, Series B, Weekly VRDN and Put, 1.93%, 12/01/19	5,000,000	5,049,850
		8,053,210
Total Short Term Investments (Cost $198,510,800)		198,557,130
Total Investments (Cost $1,062,631,426) 99.5%		1,068,783,167
Other Assets, less Liabilities 0.5%.		5,841,521
Net Assets 100.0%		$1,074,624,688

See Abbreviations on page 142.

aThe coupon rate shown represents the rate at period end.
bSecurity purchased on a when-issued basis.

cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|41

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)

Franklin Florida Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.9%
Florida 95.3%
Alachua County Health Facilities Authority Health Facilities Revenue,
Shands Healthcare Project, Series D-1, Pre-Refunded, 6.50%, 12/01/19	$1,215,000	$1,315,408
Shands Healthcare Project, Series D-1, Pre-Refunded, 6.75%, 12/01/22	1,000,000	1,086,320
Shands Healthcare Project, Series D-2, Pre-Refunded, 6.75%, 12/01/30	5,000,000	5,431,600
Brevard County Health Facilities Authority Health Facilities Revenue,
Health First Inc. Project, Refunding, 5.00%, 4/01/39.	5,000,000	5,486,400
Health First Inc. Project, Series B, Pre-Refunded, 7.00%, 4/01/39	2,000,000	2,216,500
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34	2,200,000	2,325,774
Central Expressway Authority Revenue, senior lien, Refunding, Series B, 4.00%, 7/01/40	5,825,000	6,035,807
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	5,000,000	5,000,000
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	5,000,000	5,835,550
City of Winter Park Water and Sewer Revenue, Refunding and Improvement, 5.00%, 12/01/34	2,000,000	2,172,940
Clearwater City Water and Sewer Revenue, Series A, Pre-Refunded, 5.25%, 12/01/39.	2,000,000	2,208,940
Collier County Educational Facilities Authority Revenue, Hodges University Inc. Project, 5.625%, 11/01/28	2,860,000	3,110,107
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39.	5,000,000	5,694,900
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, Pre-Refunded,
5.25%, 7/01/35	10,000,000	10,875,900
Escambia County Health Facilities Authority Health Facility Revenue,
Baptist Hospital Inc. Project, Refunding, Series A, 5.75%, 8/15/29	7,195,000	8,006,740
Baptist Hospital Inc. Project, Series A, 6.00%, 8/15/36	11,000,000	12,256,970
Florida Higher Educational Facilities Financing Authority Revenue,
Bethune Cookman University Inc. Project, Refunding, 5.375%, 7/01/32	3,500,000	3,871,175
Nova Southeastern University Project, 6.375%, 4/01/31	2,750,000	3,172,950
Rollins College Project, 5.00%, 12/01/37	10,000,000	11,052,400
University of Tampa Project, Refunding, Series A, 5.25%, 4/01/42	2,000,000	2,263,880
Florida State Board of Education Public Education GO,
Capital Outlay, Refunding, Series C, 4.00%, 6/01/35	5,340,000	5,736,228
Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	15,000,000	18,842,700
Capital Outlay, Refunding, Series F, 4.00%, 6/01/37	8,000,000	8,528,720
Capital Outlay, Series A, 5.50%, 6/01/38.	10,000,000	10,548,900
Capital Outlay, Series H, 5.00%, 6/01/40	7,295,000	8,022,822
Florida State GO, Department of Transportation, Right of Way, Refunding, Series B, 5.00%, 7/01/26	8,000,000	9,371,040
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, 5.25%,
10/01/40	5,000,000	5,671,750
Florida State Mid-Bay Bridge Authority Revenue,
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25	9,845,000	6,487,658
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26	2,500,000	1,560,450
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	4,259,069
first senior lien, Refunding, Series A, 5.00%, 10/01/40	5,000,000	5,552,450
Series A, ETM, 6.875%, 10/01/22	6,000,000	7,026,780
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41.	3,750,000	4,315,950
Florida State Municipal Power Agency Revenue,
All-Requirements Power Supply Project, Series A, 5.00%, 10/01/31	950,000	994,118
All-Requirements Power Supply Project, Series A, Pre-Refunded, 5.00%, 10/01/31	5,050,000	5,322,144
All-Requirements Power Supply Project, Series A, Pre-Refunded, 6.25%, 10/01/31	2,000,000	2,240,880
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,102,300
Florida State Turnpike Authority Revenue, Department of Transportation, Series A, Pre-Refunded, 5.00%,
7/01/35	5,000,000	5,065,150
Fort Lauderdale Water and Sewer Revenue, Pre-Refunded, 5.00%, 9/01/35	7,000,000	7,070,630
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,587,480

Quarterly Statement of Investments | See Notes to Statements of Investments. | 42

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Fort Pierce Utilities Authority Revenue,
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	$3,090,000	$2,880,931
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	2,342,708
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,720,096
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	2,598,919
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	2,085,402
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,
Series A, 5.00%, 10/01/39	5,000,000	5,488,150
Series C, Pre-Refunded, 5.00%, 10/01/39.	4,250,000	4,640,235
Halifax Hospital Medical Center Hospital Revenue,
Daytona Beach, Refunding, 5.00%, 6/01/46	4,250,000	4,626,040
Daytona Beach, Refunding and Improvement, 5.00%, 6/01/36	2,500,000	2,776,875
Daytona Beach, Series B-1, AGMC Insured, Pre-Refunded, 5.50%, 6/01/38	10,000,000	10,439,700
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%,
12/20/18	305,000	306,052
Hillsborough County Aviation Authority Customer Facility Charge Revenue, Tampa International Airport,
Series A, 5.00%, 10/01/44	5,000,000	5,603,900
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/33	5,465,000	5,759,509
Tampa International Airport, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/38	6,725,000	7,087,410
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	6,765,720
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/30	2,000,000	2,303,620
Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/45	12,300,000	13,499,742
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%,
11/15/42	2,100,000	2,313,213
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn.,
10/01/26	1,500,000	1,233,420
Melbourne Water and Sewer Revenue,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/22	1,785,000	1,632,936
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/26	4,500,000	3,605,985
Miami Beach RDA Tax Increment Revenue, City Center, Refunding, Series A, AGMC Insured, 5.00%,
2/01/40	5,000,000	5,637,650
Miami Beach Stormwater Revenue, 5.00%, 9/01/41	10,000,000	11,489,200
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30.	7,000,000	7,017,920
Miami Health Facilities Authority Revenue, Miami Jewish Health System Obligated Group, Refunding,
5.125%, 7/01/46	2,250,000	2,387,137
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,290,680
Miami Special Obligation Revenue,
Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,524,300
Street and Sidewalk Improvement Program, 5.625%, 1/01/39	15,000,000	15,945,600
Miami-Dade County Aviation Revenue,
Miami International Airport, Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,441,450
Miami International Airport, Refunding, Series A, 5.375%, 10/01/35	7,500,000	8,427,900
Miami International Airport, Refunding, Series A, 5.00%, 10/01/41.	7,000,000	8,050,980
Miami International Airport, Refunding, Series B, 5.00%, 10/01/37.	10,000,000	11,390,200
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	18,770,000	20,480,510
Miami-Dade County GO, Building Better Communities Program, Series B-1, Pre-Refunded, 5.75%, 7/01/33 .	5,000,000	5,262,000
Miami-Dade County Health Facilities Authority Hospital Revenue,
6.125%, 8/01/42	1,055,000	1,183,615
6.125%, 8/01/42	2,945,000	3,400,680
Nicklaus Children’s Hospital Project, Refunding, 5.00%, 8/01/42	3,000,000	3,411,930
Nicklaus Children’s Hospital Project, Refunding, 4.00%, 8/01/47	3,500,000	3,577,665

|43

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Miami-Dade County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.375%, 2/01/34	$5,000,000	$5,369,400
Miami-Dade County School District GO, School, 5.00%, 3/15/43	2,465,000	2,764,917
Miami-Dade County Seaport Revenue, Series A, 6.00%, 10/01/38	10,000,000	12,106,200
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%, 7/01/42	15,000,000	16,905,300
Miami-Dade County Water and Sewer System Revenue,
Assured Guaranty, 5.00%, 10/01/39	10,000,000	11,034,000
Refunding, Series A, 5.00%, 10/01/42	10,000,000	11,148,500
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43.	5,000,000	5,686,050
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	10,807,300
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	5,500,000	6,225,945
Hospital, Orlando Health Obligated Group, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	2,995,000	3,135,855
Hospital, Orlando Health Obligated Group, Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	2,005,000	2,122,693
Hospital, Orlando Regional Healthcare System, Series C, Pre-Refunded, 5.25%, 10/01/35.	4,000,000	4,223,240
Presbyterian Retirement Communities, 5.00%, 8/01/41	5,000,000	5,454,000
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	10,000,000	10,963,900
Orlando Tourist Development Tax Revenue, Sixth Cent Contract Payments, Senior, Series A, Assured
Guaranty, 5.25%, 11/01/38	16,740,000	16,996,624
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series A, 5.00%, 7/01/35	8,330,000	9,562,090
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18.	185,000	191,645
Series A, 5.00%, 7/01/40	3,145,000	3,445,442
Series A, Pre-Refunded, 5.00%, 7/01/40	1,855,000	2,069,364
Series C, Pre-Refunded, 5.00%, 7/01/35	4,000,000	4,468,680
Series C, Pre-Refunded, 5.00%, 7/01/40	2,755,000	3,077,803
Palm Beach County Health Facilities Authority Revenue, Lifespace Communities Inc., Refunding, Series B,
5.00%, 5/15/47	5,000,000	5,479,050
Palm Beach County Public Improvement Revenue, Pre-Refunded, 5.00%, 5/01/33	1,000,000	1,037,260
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%,
10/01/25	5,000,000	5,298,850
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,408,550
Panama City Beach Utility Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	3,000,000	3,238,200
Port St. Lucie Utility System Revenue,
Assured Guaranty, Pre-Refunded, 5.25%, 9/01/35	1,775,000	1,870,122
Refunding, Assured Guaranty, 5.25%, 9/01/35.	225,000	235,654
Sarasota County Health Facilities Authority Retirement Revenue, Village of Isle Project, Refunding, 5.00%,
1/01/32	1,100,000	1,210,319
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Pre-Refunded,
5.00%, 5/01/36	7,000,000	7,260,820
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34.	5,000,000	5,379,350
St. Petersburg Public Utilities Revenue, Series A, Pre-Refunded, 5.00%, 10/01/36	3,180,000	3,471,988
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,159,190
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,582,110
Tamarac Utility System Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/39	1,585,000	1,730,535
Tampa Bay Water Regional Water Supply Authority Utility System Revenue,
5.00%, 10/01/38	10,000,000	11,611,900
Pre-Refunded, 5.00%, 10/01/34.	8,000,000	8,431,120
Pre-Refunded, 5.00%, 10/01/38.	14,340,000	15,112,783
Refunding, Series A, 5.00%, 10/01/37	7,500,000	8,764,800
Tampa Florida Hospital Revenue, H. Lee Moffitt Cancer Project, Refunding, Series B, 5.00%, 7/01/37	5,000,000	5,599,200
Tampa Health System Revenue, Baycare, Series A, 4.00%, 11/15/46	5,000,000	5,155,550

|44

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Tampa Sports Authority Revenue,
Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.05%, 10/01/20	$1,250,000	$1,360,087
Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.10%, 10/01/26	2,695,000	3,278,872
University of North Florida FICO Revenue,
Capital Improvement, Housing Project, Refunding, AGMC Insured, 5.00%, 11/01/35	5,000,000	5,752,150
Capital Improvement, Student Union Project, NATL Insured, Pre-Refunded, 5.00%, 11/01/32	5,150,000	5,236,726
		694,781,594

U.S. Territories 3.6%
Puerto Rico 3.6%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	10,000,000	6,925,000
Series XX, 5.25%, 7/01/40	10,000,000	6,925,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority
Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26.	5,900,000	5,678,750
[a] Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 6.00%, 8/01/42	8,000,000	2,140,000
First Subordinate, Series A-1, 5.25%, 8/01/43	8,000,000	2,140,000
First Subordinate, Series C, 5.50%, 8/01/40	10,000,000	2,675,000
		26,483,750
Total Municipal Bonds before Short Term Investments (Cost $693,726,141)		721,265,344

Short Term Investments (Cost $1,900,000) 0.2%
Municipal Bonds 0.2%
Florida 0.2%
[b] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.81%,
9/01/28	1,900,000	1,900,000
Total Investments (Cost $695,626,141) 99.1%		723,165,344
Other Assets, less Liabilities 0.9%		6,360,390
Net Assets 100.0%.		$729,525,734

See Abbreviations on page 142.

[a]Defaulted security or security for which income has been deemed uncollectible.
[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|45

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)

Franklin Georgia Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.6%
Georgia 97.2%
Athens Housing Authority Revenue,
Refunding, 5.00%, 6/15/36	$2,390,000	$2,783,275
Refunding, 4.00%, 6/15/40	5,000,000	5,192,700
Athens-Clarke County Unified Government Development Authority Revenue,
UGAREF Central Precinct LLC Project, Refunding, 4.00%, 6/15/32.	2,180,000	2,378,293
UGAREF Central Precinct LLC Project, Refunding, 5.00%, 6/15/33.	1,000,000	1,175,290
Athens-Clarke County Unified Government Water and Sewerage Revenue,
Pre-Refunded, 5.625%, 1/01/33	10,000,000	10,734,300
Pre-Refunded, 5.50%, 1/01/38	5,000,000	5,357,400
Atlanta Airport General Revenue,
Refunding, Series B, 5.00%, 1/01/42	2,000,000	2,206,540
Refunding, Series C, 6.00%, 1/01/30	6,000,000	6,942,420
Series A, 5.00%, 1/01/40	9,000,000	9,779,940
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/33	4,005,000	4,613,520
General, sub. lien, Refunding, Series A, 5.00%, 1/01/34	3,250,000	3,728,952
Atlanta and Fulton County Recreation Authority Revenue, Park Improvement, Refunding, Series A, 5.00%,
12/01/35	3,530,000	4,053,958
The Atlanta Development Authority Revenue,
Educational Facilities, Science Park LLC Project, Pre-Refunded, 5.00%, 7/01/32	3,000,000	3,008,880
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/40	7,750,000	9,015,885
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,478,350
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,972,232
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont/Ellis LLC University
Commons Project Located on the Campus of Georgia State University, Pre-Refunded, 5.00%, 9/01/32	2,000,000	2,420,680
Atlanta GO, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/23	2,000,000	2,208,940
Atlanta Tax Allocation,
Atlantic Station Project, Refunding, Assured Guaranty, 5.00%, 12/01/23	1,000,000	1,016,780
Beltline Project, Refunding, Series B, 5.00%, 1/01/31	1,780,000	2,074,270
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/43	10,000,000	11,565,600
Series A, AGMC Insured, 5.50%, 11/01/27.	5,000,000	6,259,600
Series A, Pre-Refunded, 6.00%, 11/01/28	5,055,000	5,661,954
[a,b] Baldwin County Hospital Authority Revenue,
Oconee Regional Medical Center, 5.25%, 12/01/22	2,500,000	450,000
Oconee Regional Medical Center, 5.375%, 12/01/28	2,000,000	360,000
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC
Insured, 5.00%, 6/15/36	4,155,000	4,641,883
Bibb County Development Authority Revenue, Macon State College Foundation Real Estate II LLC Project,
AGMC Insured, 5.00%, 7/01/40	5,000,000	5,640,200
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real
Estate Foundation II LLC Project, 5.00%, 7/01/33	3,500,000	3,630,165
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC
Insured, 5.00%, 6/01/33	2,045,000	2,238,334
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing
Foundation Five LLC Project, AGMC Insured, 5.00%, 7/01/36	2,055,000	2,291,510
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Series B, 5.50%, 1/01/33	5,000,000	5,107,650
Oglethorpe Power Corp. Vogtle Project, Series E, 7.00%, 1/01/23.	5,000,000	5,161,900

Quarterly Statement of Investments | See Notes to Statements of Investments. | 46

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Carroll City-County Hospital Authority Revenue,
Anticipation Certificates, Tanner Medical Center Inc. Project, 5.00%, 7/01/41	$2,000,000	$2,271,020
Anticipation Certificates, Tanner Medical Center Inc. Project, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/38	5,000,000	5,219,300
Anticipation Certificates, Tanner Medical Center Inc. Project, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,593,900
Anticipation Certificates, Tanner Medical Center Inc. Project, Refunding, Series B, 4.00%, 7/01/34	1,535,000	1,632,242
Anticipation Certificates, Tanner Medical Center Inc. Project, Refunding, Series B, 4.00%, 7/01/36	1,445,000	1,519,085
Carrollton Payroll Development Authority Revenue, UWG Athletic Complex LLC Project, Anticipation
Certificates, Refunding, AGMC Insured, 5.00%, 6/15/37	3,140,000	3,549,173
Cherokee County School System GO, 5.00%, 2/01/33	3,000,000	3,535,530
Cherokee County Water and Sewerage Authority Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 8/01/35.	3,000,000	3,141,750
NATL Insured, 6.90%, 8/01/18	10,000	10,043
City of Gainesville Water and Sewerage Revenue, Refunding, 5.00%, 11/15/28	3,640,000	4,336,296
Clarke County Hospital Authority Revenue, Athens Regional Medical Center Project, Pre-Refunded, 5.00%,
1/01/32	2,000,000	2,333,240
Clayton County Development Authority Revenue, Tuff Archives LLC-Secretary of State of Georgia Project,
Refunding, 5.00%, 7/01/33	5,000,000	5,788,000
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC
Project, AGMC Insured, 5.00%, 7/01/36	3,000,000	3,347,760
Clayton County Hospital Authority Revenue,
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.00%,
8/01/30	2,000,000	2,233,300
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.25%,
8/01/35	1,000,000	1,124,360
Clayton County Urban RDAR, Clayton County Project, Refunding, 5.00%, 2/01/28	1,285,000	1,485,229
Cobb County Development Authority Student Housing Revenue, Kennesaw State University Real Estate
Foundations Projects, Senior, Refunding, Series A, 5.00%, 7/15/38	2,000,000	2,222,120
Cobb County Development Authority Student Recreation and Activities Center Revenue,
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/35	2,500,000	2,814,675
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/38	2,500,000	2,804,450
Columbus Water and Sewerage Revenue, Series A, 5.00%, 5/01/33	1,030,000	1,208,046
Coweta County Development Authority Revenue, Piedmont Healthcare Inc. Project, 5.00%, 6/15/40	5,000,000	5,427,800
Dahlonega Water and Wastewater Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 9/01/30.	1,750,000	1,843,783
Series A, Assured Guaranty, Pre-Refunded, 5.50%, 9/01/37.	5,000,000	5,283,300
Decatur County School Building Authority Revenue, High School Project, AGMC Insured, Pre-Refunded,
5.00%, 10/01/32	1,500,000	1,520,115
Decatur Urban RDAR, City of Decatur Projects, Series A, 5.00%, 1/01/38	6,195,000	7,092,903
DeKalb County Water and Sewerage Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35.	10,655,000	12,720,578
Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	13,056,718
DeKalb Newton and Gwinnett County Joint Development Authority Revenue,
GGC Student Center LLC Project, Pre-Refunded, 5.50%, 7/01/34.	3,000,000	3,278,100
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,647,850
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Children’s Healthcare of Atlanta Inc.
Project, Refunding, 5.25%, 11/15/39	5,000,000	5,437,000
Fairburn GO, AGMC Insured, 5.75%, 12/01/31	2,000,000	2,373,400
Floyd County Hospital Authority Revenue, Floyd Medical Center Project, Refunding, Series A, 4.00%,
7/01/43	7,735,000	7,912,286
Forsyth County School District GO, 5.00%, 2/01/28	1,500,000	1,799,775

|47

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Fulton County Development Authority Revenue,
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37.	$3,075,000	$3,415,156
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,273,320
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,847,025
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/29	5,000,000	5,806,600
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/30	2,000,000	2,318,540
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,057,400
Piedmont Healthcare Inc. Project, Refunding, Series A, 5.00%, 7/01/44.	10,000,000	11,130,900
Piedmont Healthcare Inc. Project, Series A, Pre-Refunded, 5.25%, 6/15/37	5,000,000	5,424,450
Fulton County GO, Library Bond, 4.00%, 7/01/40	5,000,000	5,337,550
Fulton County Residential Care Facilities Elderly Authority Retirement Facility Revenue, Lenbrook Square
Foundation Inc. Project, Refunding, 5.00%, 7/01/42	5,500,000	5,923,555
Gainesville and Hall County Hospital Authority Revenue,
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.375%,
2/15/40	1,245,000	1,332,611
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/42	7,000,000	7,893,410
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Series A, Pre-Refunded,
5.375%, 2/15/40	3,755,000	4,174,659
Georgia Municipal Electric Authority Revenue,
Plant Vogtle Units 3 and 4 Project J, Series A, 5.50%, 7/01/60	3,000,000	3,389,400
Power, Series GG, 5.00%, 1/01/39	7,000,000	7,649,460
Power, Series W, 6.60%, 1/01/18.	55,000	56,743
Project One, Subordinated, Refunding, Series D, 5.50%, 1/01/26	1,390,000	1,453,620
Project One, Subordinated, Series D, Pre-Refunded, 5.50%, 1/01/26	3,610,000	3,787,576
Georgia State GO, Series B, Pre-Refunded, 5.00%, 7/01/28	3,225,000	3,368,255
Georgia State HFAR, SFM, Series A, 3.80%, 12/01/37.	5,000,000	5,088,050
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, Assured Guaranty, Pre-Refunded, 5.625%, 6/15/38.	3,000,000	3,145,620
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.00%, 6/15/34	5,000,000	5,261,850
Georgia State Municipal Gas Authority Revenue,
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/25.	2,500,000	2,916,675
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/26.	2,500,000	2,915,275
Glynn-Brunswick Memorial Hospital Authority Revenue,
Anticipation Certificates, Southeast Georgia Health System Project, Series A, 5.625%, 8/01/34	530,000	553,818
Anticipation Certificates, Southeast Georgia Health System Project, Series A, Pre-Refunded, 5.625%,
8/01/34	4,470,000	4,710,575
Griffin Combined Public Utility Revenue, Refunding, AGMC Insured, 5.00%, 1/01/24	2,525,000	2,916,754
Gwinnett County Development Authority COP,
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/22	3,000,000	3,502,530
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/24	2,000,000	2,424,480
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc.
Project, Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,287,800
Gwinnett County School District GO,
Pre-Refunded, 5.00%, 2/01/32	5,000,000	5,137,300
Pre-Refunded, 5.00%, 2/01/36	5,815,000	5,974,680
Refunding, 5.00%, 2/01/35	3,000,000	3,594,180
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, Pre-Refunded,
5.00%, 12/01/27	2,015,000	2,055,905
Henry County School District GO, 4.00%, 8/01/33	9,180,000	10,025,203
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	2,965,000	3,359,137
LaGrange-Troup County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.50%, 7/01/38	4,000,000	4,160,320

|48

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Lawrenceville Building Authority Revenue, 5.00%, 4/01/35	$2,270,000	$2,616,833
Lincoln County School District GO, Pre-Refunded, 5.50%, 4/01/37	2,200,000	2,380,796
Macon Water Authority Revenue, Water and Sewer, 4.00%, 10/01/35	2,810,000	3,131,267
Macon-Bibb County Hospital Authority Revenue, Anticipation Certificates, The Medical Center of Central
Georgia Inc. Project, 5.00%, 8/01/35	5,000,000	5,319,150
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	5,985,700
Medical Center Hospital Authority Revenue,
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Assured Guaranty,
Pre-Refunded, 6.375%, 8/01/29	4,000,000	4,249,680
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Refunding, AGMC
Insured, 5.00%, 8/01/41	5,000,000	5,342,300
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
Third Indenture Series, Series B, 5.00%, 7/01/45	5,000,000	5,832,200
Third Indenture Series, Series B, AGMC Insured, Pre-Refunded, 5.00%, 7/01/37	10,000,000	10,030,300
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton LLC Academic Building
Newton Campus Project, Assured Guaranty, 5.00%, 6/01/24.	3,150,000	3,158,946
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42	3,500,000	3,873,240
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	8,695,000	9,890,215
Emory University, Refunding, Series A, 5.00%, 10/01/43	5,000,000	5,786,800
Emory University, Refunding, Series A, 5.00%, 10/01/46	3,000,000	3,513,930
Emory University, Refunding, Series B, 5.00%, 9/01/35	10,000,000	10,818,300
Richmond County Hospital Authority Revenue,
Anticipation Certificates, University Health Services Inc. Project, Refunding, 4.00%, 1/01/34	4,460,000	4,688,664
Anticipation Certificates, University Health Services Inc. Project, Refunding, 4.00%, 1/01/35	5,055,000	5,281,919
Anticipation Certificates, University Health Services Inc. Project, Refunding, 4.00%, 1/01/36	3,250,000	3,377,888
Sandy Springs PFAR, City Center Project, 5.00%, 5/01/41	3,000,000	3,553,320
Thomasville Hospital Authority Revenue,
Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, 5.25%, 11/01/35.	1,000,000	1,099,870
Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, 5.375%, 11/01/40	5,000,000	5,449,300
Tift County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	2,247,320
Valdosta and Lowndes County Hospital Authority Revenue,
Certificates, South Georgia Medical Center Project, 5.00%, 10/01/33	2,000,000	2,022,160
Certificates, South Georgia Medical Center Project, Series B, 5.00%, 10/01/41	3,000,000	3,269,370
Walton County Water and Sewer Authority Revenue,
Oconee-Hard Labor Creek, AGMC Insured, Pre-Refunded, 5.00%, 2/01/38	3,845,000	3,950,583
Walton-Hard Labor Creek Reservoir Project, AGMC Insured, Pre-Refunded, 5.00%, 2/01/33	5,000,000	5,137,300
Worth County School District GO, 5.00%, 12/01/42	5,000,000	5,824,750
		553,217,011

|49

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories 1.4%
Puerto Rico 1.4%
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	$5,000,000	$3,462,500
[a] Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.375%, 8/01/39	10,000,000	2,675,000
First Subordinate, Series C, 5.50%, 8/01/40	5,000,000	1,337,500
Senior, Series C, 5.25%, 8/01/40.	1,430,000	818,675
		8,293,675
Total Municipal Bonds (Cost $545,702,480) 98.6%		561,510,686
Other Assets, less Liabilities 1.4%		7,731,398
Net Assets 100.0%		$569,242,084

See Abbreviations on page 142.

aDefaulted security or security for which income has been deemed uncollectible.
bAt May 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.

|50

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)

Franklin High Yield Tax-Free Income Fund

	Units	Value

Common Stocks and Other Equity Interests (Cost $717,086) 0.0%†
Consumer Discretionary 0.0%†
[a,b] 1155 Island Avenue LLC, LP	9,185,586	$717,082

	Principal
	Amount

Corporate Bonds (Cost $4,566,873) 0.0%†
Consumer Discretionary 0.0%†
[c,d] 1155 Island Avenue LLC, PIK, 10.00%, 12/11/24	$4,566,873	4,571,170
Municipal Bonds 97.7%
Alabama 2.1%
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	6,000,000	6,950,040
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36	7,500,000	7,898,325
Jefferson County Sewer Revenue,
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/28	7,350,000	3,986,346
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/29	13,465,000	6,703,819
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/30	19,050,000	8,705,850
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/31	24,845,000	10,402,105
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/32	30,825,000	11,845,123
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/33	35,700,000	12,616,380
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/34	28,020,000	9,089,128
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/35	15,000,000	4,472,700
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/36	12,425,000	3,397,243
Capital Appreciation, wts., sub. lien, Refunding, Series F, zero cpn. to 9/30/23, 7.50% thereafter,
10/01/39	75,000,000	60,327,000
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%,
3/01/33	5,500,000	6,216,430
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34	3,000,000	3,340,860
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,250,000	3,670,940
		159,622,289
Arizona 2.1%
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B, Sub Series B-1,
5.25%, 3/01/39	10,000,000	10,848,700
Maricopa County IDA Senior Living Facilities Revenue, Christian Care Retirement Apartments Inc.
Project, Refunding, Series D, 5.00%, 1/01/40	4,840,000	5,355,944
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40	20,000,000	21,903,000
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	15,000,000	16,564,950
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	20,000,000	22,030,400
senior lien, Series A, 5.00%, 7/01/38	15,000,000	15,582,300
Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	15,405,000	16,563,302
Pinal County Electrical District No. 3 Electric System Revenue, Pre-Refunded, 5.25%, 7/01/41	10,000,000	11,635,100
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	6,000,000	7,204,140
5.50%, 12/01/29	11,105,000	13,769,312
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 6.00%, 7/01/24	250,000	274,917
Tucson, Pre-Refunded, 6.25%, 7/01/29	1,000,000	1,104,780
Tucson, Pre-Refunded, 6.50%, 7/01/39	1,500,000	1,664,835

Quarterly Statement of Investments | See Notes to Statements of Investments. | 51

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project,
Refunding, Series A, 6.375%, 12/01/37	$15,500,000	$14,871,320
		159,373,000
California 19.2%
Alvord USD, GO, Riverside County, Capital Appreciation, Election of 2007, Refunding, Series B, AGMC
Insured, zero cpn., 8/01/41	30,750,000	10,783,102
Azusa Special Tax, CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37.	3,750,000	3,768,600
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A, 5.35%,
9/01/36	3,680,000	3,691,666
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,734,484
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 4.00%, 6/01/29	11,955,000	11,969,705
California Infrastructure and Economic Development Bank Revenue,
North County Center for Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%, 12/01/30	10,300,000	12,081,488
North County Center for Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%, 12/01/35	5,000,000	5,829,000
California State GO,
Various Purpose, 6.00%, 4/01/38	28,725,000	31,311,686
Various Purpose, 5.25%, 11/01/40	47,000,000	52,946,440
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	77,534,800
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	66,688,800
Various Purpose, Refunding, 5.00%, 10/01/41	10,000,000	11,214,000
California State Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,657,100
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,943,440
California State Municipal Finance Authority Revenue,
California Baptist University, Series A, 5.50%, 11/01/45.	17,400,000	18,656,106
California Baptist University, Series A, 5.00%, 11/01/46.	6,800,000	7,036,980
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	5,883,800
[e] California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.50%, 7/01/32	22,000,000	22,974,820
CalPlant I Project, Green Bonds, 8.00%, 7/01/39	10,000,000	10,802,300
California State PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%, 8/01/40 .	6,000,000	6,657,480
California State Public Works Board Lease Revenue,
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 6.00%, 11/01/29	7,365,000	8,249,316
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 6.00%, 11/01/34	17,560,000	19,668,429
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	20,393,170
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,404,188
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,417,900
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/36	7,210,000	7,544,904
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	13,000,000	14,209,650
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	3,000,000	3,290,280
Monterey Institute International, 5.50%, 7/01/31	11,750,000	12,247,495
St. Joseph Health System, Series B, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	5,000,000	5,262,000
St. Joseph Health System, Series E, AGMC Insured, Pre-Refunded, 5.25%, 7/01/47	10,000,000	10,470,800
Centinela Valley UHSD, GO, County of Los Angeles, Capital Appreciation, Election of 2010, Refunding,
Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	3,177,132

|52

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Compton Community College District GO,
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/30	$3,425,000	$1,873,030
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/32	4,000,000	1,882,680
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/34	4,560,000	1,841,875
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/36	5,250,000	1,825,058
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/37	3,065,000	989,259
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/38	6,000,000	1,800,360
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter,
1/15/30	10,000,000	8,999,600
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter,
1/15/31	7,295,000	6,611,823
junior lien, Refunding, Series C, 6.25%, 1/15/33	17,580,000	20,142,637
junior lien, Refunding, Series C, 6.50%, 1/15/43	28,790,000	33,313,485
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Capital Appreciation, First Subordinate, Series B, zero cpn., 6/01/47	75,000,000	10,887,000
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D,
5.00%, 5/15/40	52,685,000	58,104,706
[c] Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24	70,000	70,137
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	41,026,592
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	39,363,042
Series B, 7.00%, 11/01/34	20,000,000	28,835,200
Series C, 6.50%, 11/01/39	20,000,000	28,593,800
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,369,312
Palmdale Elementary School District Special Tax,
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/28	1,500,000	1,043,445
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/30	1,250,000	792,925
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/31	1,250,000	757,488
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn. to 8/01/25, 5.625%
thereafter, 8/01/34	2,500,000	2,012,950
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/32	4,000,000	2,101,680
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/33	5,500,000	2,738,175
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/41	5,000,000	1,636,650
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/42	7,000,000	2,181,760
senior lien, Series A, 5.75%, 6/01/44	6,065,000	6,824,399
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,983,000
Community Memorial Health System, 7.50%, 12/01/41	15,000,000	17,404,800
San Diego USD,
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	44,565,000	26,753,706
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	33,305,000	20,349,355
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
G, zero cpn., 7/01/34	5,000,000	2,273,400
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
G, zero cpn., 7/01/35	10,000,000	4,265,400
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	10,000,000	10,669,600

|53

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41		$35,256,000	$32,897,021
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42		35,256,000	32,958,719
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/24		52,700,000	47,894,814
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/25		45,200,000	40,091,948
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/26		131,900,000	113,503,907
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/27		139,100,000	115,409,879
junior lien, Refunding, Series B, 5.25%, 1/15/44		20,000,000	22,025,200
junior lien, Refunding, Series B, 5.25%, 1/15/49		25,000,000	27,444,750
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%,
5/01/42		10,000,000	11,773,000
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to
9/01/28, 6.70% thereafter, 9/01/41		20,000,000	16,629,400
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to
8/01/26, 6.625% thereafter, 8/01/42		50,000,000	42,236,500
San Ysidro School District GO,
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/42		10,000,000	2,921,000
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/43		12,500,000	3,456,375
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Revenue, Turbo-Santa Clara, Capital
Appreciation, Series A, zero cpn., 6/01/36		15,000,000	5,231,700
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway
Environmental Center, Series A, 6.00%, 9/01/36		7,740,000	8,527,313
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%,
11/01/27	.	9,855,000	11,833,785
			1,430,654,701
Colorado 3.3%
Colorado Health Facilities Authority Revenue,
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45		14,000,000	15,038,380
Frasier Meadows Retirement Community Project, Refunding and Improvement, Series A, 5.25%,
5/15/47		4,250,000	4,413,327
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40		20,000,000	21,176,000
Copperleaf Metropolitan District No. 2 GO, Refunding, 5.75%, 12/01/45		2,000,000	2,071,040
Cornerstar Metropolitan District GO,
City of Aurora, Arapahoe County, Limited Tax Convertible to Unlimited Tax, Refunding, Series A,
5.125%, 12/01/37		1,000,000	1,021,040
City of Aurora, Arapahoe County, Limited Tax Convertible to Unlimited Tax, Refunding, Series A,
5.25%, 12/01/47		2,600,000	2,653,508
Denver City and County Special Facilities Airport Revenue, United Air Lines Project, Refunding, Series
A, 5.25%, 10/01/32		5,000,000	5,034,000
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28		15,000,000	10,545,300
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29		10,000,000	5,428,700
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30		17,300,000	8,844,452
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31		10,000,000	4,816,600
Current Interest, Series C, 5.375%, 9/01/26		5,000,000	5,561,500
Leyden Rock Metropolitan District No. 10 GO,
Limited Tax, Refunding, Series A, 4.375%, 12/01/33		750,000	720,578
Limited Tax, Refunding, Series A, 5.00%, 12/01/45		1,250,000	1,246,225
The Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40		3,000,000	3,121,020

|54

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23		$2,465,000	$3,038,334
6.25%, 11/15/28		12,500,000	16,339,500
6.50%, 11/15/38		80,100,000	114,147,306
Regional Transportation District COP, Series A, 5.00%, 6/01/25		13,500,000	14,917,770
Sierra Ridge Metropolitan District No. 2 GO, Douglas County, Limited Tax, Senior, Series A, 5.50%,
12/01/46	.	1,500,000	1,543,530
Southglenn Metropolitan District Special Revenue, Refunding, 5.00%, 12/01/46		2,100,000	2,119,572
[c,f] Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31		3,000,000	2,280,000
			246,077,682
Connecticut 0.3%
Connecticut State Health and Educational Facilities Authority Revenue,
Chruch Home of Hartford Inc. Project, Series A, 5.00%, 9/01/46		1,250,000	1,264,662
Chruch Home of Hartford Inc. Project, Series A, 5.00%, 9/01/53		4,650,000	4,680,411
Masonicare Issue, Refunding, Series F, 5.00%, 7/01/37.		5,500,000	5,884,615
Masonicare Issue, Refunding, Series F, 5.00%, 7/01/43.		13,000,000	13,797,680
			25,627,368
District of Columbia 2.9%
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Assured Guaranty,
Pre-Refunded, 5.25%, 7/15/38		11,000,000	11,517,660
District of Columbia Revenue,
American Society of Hematology Issue, 5.00%, 7/01/36		1,500,000	1,684,410
American Society of Hematology Issue, 5.00%, 7/01/42		9,515,000	10,502,942
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36		12,425,000	13,719,561
Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41		5,010,000	5,413,155
The Catholic University of America Issue, Refunding, 5.00%, 10/01/34		3,750,000	3,919,612
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31		5,200,000	5,671,692
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41		5,500,000	6,016,340
Deed Tax, Series A, 5.00%, 6/01/40		13,000,000	14,157,650
The Methodist Home of the District of Columbia Issue, Series A, 5.125%, 1/01/35		1,565,000	1,530,367
The Methodist Home of the District of Columbia Issue, Series A, 5.25%, 1/01/39.		1,015,000	991,899
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed, Refunding, 6.50%, 5/15/33		19,295,000	22,172,270
Capital Appreciation, Asset-Backed, Series A, zero cpn., 6/15/46		175,000,000	25,620,000
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Convertible Capital Appreciation,
second senior lien, Series C, Assured Guaranty, 6.50%, 10/01/41		60,145,000	78,174,667
Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention Center
Hotel Project, Series A, 5.00%, 10/01/40		10,000,000	10,976,300
			212,068,525
Florida 7.1%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B,
Pre-Refunded, 7.00%, 4/01/39		6,500,000	7,203,625
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31		940,000	941,043
Cape Coral Health Facilities Authority Revenue, Senior Housing, Gulf Care Inc. Project, Refunding,
6.00%, 7/01/45		5,250,000	5,559,225
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42		7,500,000	8,348,025
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20		720,000	721,519
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1, 6.00%,
6/01/17		25,000,000	25,000,000

|55

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Collier County Educational Facilities Authority Revenue,
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	$5,500,000	$6,170,780
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	13,374,960
Hodges University Inc. Project, 6.125%, 11/01/43.	10,035,000	11,009,298
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A,
9.50%, 3/01/33	7,975,000	9,047,877
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%,
6/01/23	5,000,000	6,280,900
Florida State Mid-Bay Bridge Authority Revenue, first senior lien, Refunding, Series A, 5.00%, 10/01/40 .	3,000,000	3,331,470
Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	38,945,000	39,427,529
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18.	6,525,000	6,791,742
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,295,000	2,230,097
Indigo CDD Capital Improvement Revenue,
Refunding, Series A, 7.00%, 5/01/31.	695,000	695,417
[c,g]Refunding, Series C, 7.00%, 5/01/30	4,123,752	1,855,688
Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/40	21,575,000	23,768,530
Lakeland Retirement Community Revenue,
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 5.875%, 1/01/19	575,000	601,105
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.25%, 1/01/28	1,230,000	1,282,423
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.375%, 1/01/43	2,250,000	2,336,827
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,185,814
Martin Memorial Medical Center, 5.00%, 11/15/45	7,500,000	8,038,425
Miami World Center CDD Special Assessment,
5.125%, 11/01/39	2,000,000	2,037,880
5.25%, 11/01/49	2,500,000	2,540,075
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 5.00%, 10/01/38	40,000,000	45,441,200
Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	23,427,060
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Refunding,
Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	13,700,320
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	44,360,000	48,402,527
Miami-Dade County Professional Sports Franchise Facilities Revenue, Capital Appreciation, Refunding,
Series A, Assured Guaranty, zero cpn., 10/01/45.	25,000,000	7,110,750
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31.	7,985,000	9,150,011
Series B, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/33	14,310,000	14,849,773
North Sumter County Utility Dependent District Utility Revenue,
sub. bond, 6.00%, 10/01/30	3,780,000	4,339,780
sub. bond, 6.25%, 10/01/43	6,865,000	7,905,665
Northern Palm Beach County ID Special Assessment,
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/34	2,700,000	2,737,125
Water Control and Improvement, Unit of Development No. 2C, 5.20%, 8/01/46	6,000,000	6,042,360
Orange County Health Facilities Authority Revenue,
Presbyterian Retirement Communities, 5.00%, 8/01/41	5,300,000	5,781,240
Presbyterian Retirement Communities, 5.00%, 8/01/47	6,285,000	6,812,060
Orlando-Orange County Expressway Authority Revenue, Series C, Pre-Refunded, 5.00%, 7/01/35	7,965,000	8,898,259
Palm Beach County Health Facilities Authority Revenue, Acts Retirement Life Communities Inc.
Obligated Group, Refunding, 5.00%, 11/15/32	8,180,000	9,145,404
Pelican Marsh CDD Special Assessment Revenue,
Refunding, 4.875%, 5/01/22.	800,000	802,104
Refunding, 5.375%, 5/01/31.	1,295,000	1,312,457

|56

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
Florida (continued)
Pensacola Airport Revenue, Refunding, 6.00%, 10/01/28.		$7,000,000	$7,405,440
[c,g] Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38		2,705,000	1,061,199
[c] River Place St. Lucie CDD Special Assessment Revenue,
Series A, 7.625%, 5/01/21		600,000	493,794
Series A, 7.625%, 5/01/30		1,590,000	1,232,282
Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37		6,530,000	6,529,804
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Pre-
Refunded, 5.00%, 5/01/36		12,500,000	12,965,750
South Miami Health Facilities Authority Hospital Revenue,
Baptist Health South Florida Obligated Group, 5.00%, 8/15/32		15,000,000	15,087,150
Baptist Health South Florida Obligated Group, Refunding, 5.00%, 8/15/42.		15,500,000	15,575,640
Village CDD No. 6 Special Assessment Revenue, Refunding, 4.00%, 5/01/35		3,765,000	3,783,223
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38.		6,800,000	7,026,168
Village CDD No. 9 Special Assessment Revenue,
6.75%, 5/01/31.		7,100,000	7,943,480
7.00%, 5/01/41.		6,305,000	7,257,875
Refunding, 5.00%, 5/01/22		975,000	1,020,786
Refunding, 5.25%, 5/01/31		1,935,000	2,102,726
Refunding, 5.50%, 5/01/42		1,930,000	2,114,373
Village CDD No. 10 Special Assessment Revenue,
5.75%, 5/01/31.		1,800,000	2,028,636
5.00%, 5/01/32.		5,615,000	6,033,374
5.125%, 5/01/43		8,500,000	9,149,145
6.00%, 5/01/44.		8,000,000	9,072,080
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21		435,000	435,304
			526,956,598
Georgia 2.9%
Atlanta Water and Wastewater Revenue,
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34		10,600,000	11,606,894
Series A, Pre-Refunded, 6.25%, 11/01/34		30,000,000	33,780,000
Series B, AGMC Insured, Pre-Refunded, 5.25%, 11/01/34		19,400,000	21,384,038
[g,h] Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28		1,470,000	264,600
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Series C, 5.70%, 1/01/43		55,000,000	56,163,800
Oglethorpe Power Corp. Vogtle Project, Series E, 7.00%, 1/01/23		25,000,000	25,809,500
Forsyth County Hospital Authority Revenue,
Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.25%, 10/01/18.		1,505,000	1,563,951
Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.375%, 10/01/28		8,000,000	10,292,480
Georgia Municipal Electric Authority Revenue, Plant Vogtle Units 3 and 4 Project J, Series A, 5.50%,
7/01/60		17,000,000	19,206,600
Main Street Natural Gas Inc. Revenue,
Gas Project, Series A, 5.50%, 9/15/25		5,000,000	5,930,150
Gas Project, Series A, 5.50%, 9/15/27		4,000,000	4,788,560
Gas Project, Series A, 5.50%, 9/15/28		10,000,000	12,005,000
Richmond County Development Authority Environmental Improvement Revenue, International Paper
Co. Project, Series A, 6.25%, 11/01/33		7,000,000	7,743,960
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%,
11/01/33	.	4,865,000	5,382,052
			215,921,585

|57

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Hawaii 0.2%
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaii Pacific University Project, Series A, 6.875%, 7/01/43	$5,595,000	$5,978,593
Hawaiian Electric Co. Inc. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,130,525
		14,109,118
Idaho 0.4%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A, 6.75%,
11/01/37.	12,500,000	13,394,625
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	13,305,000	14,927,944
		28,322,569
Illinois 5.4%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/35	19,800,000	8,209,278
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Pre-Refunded, 5.50%,
11/01/40.	3,570,000	4,088,435
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23.	5,000	5,018
Bureau County Township High School District No. 502 GO, School Building, Series A, BAM Insured,
6.625%, 10/01/43	5,250,000	6,500,708
Chicago O’Hare International Airport Revenue,
General Airport, third lien, Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/38	16,500,000	16,891,875
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	13,468,376
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	21,826,186
Chicago Transit Authority Sales Tax Receipts Revenue,
5.25%, 12/01/36	11,000,000	11,883,300
5.00%, 12/01/44	20,000,000	21,687,000
Chicago Wastewater Transmission Revenue, Project, second lien, 5.00%, 1/01/39	11,000,000	11,708,400
Cook County GO, Refunding, Series C, 5.00%, 11/15/29	34,555,000	37,893,013
Illinois State Finance Authority Education Revenue,
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/25	2,750,000	3,090,148
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/32	3,750,000	4,049,475
Illinois State Finance Authority Revenue,
Institute of Technology, 6.50%, 2/01/23	1,000,000	1,055,570
Institute of Technology, 7.125%, 2/01/34	1,500,000	1,545,810
Mercy Health System Obligated Group, Refunding, 5.00%, 12/01/40	11,980,000	13,056,403
OSF Healthcare System, Series A, 5.00%, 11/15/45	20,750,000	22,769,597
Plymouth Place, Refunding, 5.00%, 5/15/37.	2,250,000	2,294,258
Plymouth Place, Refunding, 5.25%, 5/15/45.	1,100,000	1,133,814
Resurrection Health Care, Series A, AGMC Insured, Pre-Refunded, 5.25%, 5/15/29.	14,445,000	15,040,134
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35.	3,035,000	3,415,650
Riverside Health System, Refunding, 6.25%, 11/15/35	1,965,000	2,178,654
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	15,838,350
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	10,884,800
Illinois State Finance Authority Student Housing Revenue,
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/35	5,335,000	5,108,263
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/47	10,000,000	8,841,600
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	16,770,750
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,388,300
Illinois State Finance Authority Water Facility Revenue,
American Water Capital Corp. Project, 5.25%, 10/01/39	15,350,000	16,214,052
American Water Capital Corp. Project, 5.25%, 5/01/40	10,415,000	11,131,031

|58

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Illinois State GO,
5.25%, 7/01/29.	$15,000,000	$15,591,450
5.25%, 7/01/31.	5,000,000	5,183,700
5.50%, 7/01/38.	5,000,000	5,169,000
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, AGMC Insured,
zero cpn., 6/15/45	18,100,000	5,199,949
McCormick Place Expansion Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/15/35	10,000,000	4,579,000
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention
Center, ETM, 7.00%, 7/01/26	7,500,000	9,545,850
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Capital
Appreciation, Refunding, Series A, zero cpn., 12/15/52	26,000,000	3,782,740
Railsplitter Tobacco Settlement Authority Revenue,
6.25%, 6/01/24.	6,000,000	6,014,520
Refunding, 6.00%, 6/01/28	24,650,000	28,473,708
Yorkville United City Special Service Area Special Tax, Nos. 2005-108 and 2005-109, 4.00%, 3/01/36	3,997,000	4,011,469
		404,519,634
Indiana 0.9%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project,
Series A, 5.00%, 6/01/32	10,000,000	10,176,500
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,470,000
Deaconess Health System Obligated Group, Refunding, Series A, 4.00%, 3/01/37	5,000,000	5,178,300
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,831,750
Greencroft Obligated Group, Series A, 7.00%, 11/15/43	5,000,000	5,734,500
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	12,500,000	13,538,750
Indiana State Municipal Power Agency Revenue, Power Supply System, Series B, Pre-Refunded,
6.00%, 1/01/39	4,000,000	4,317,080
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured,
5.85%, 4/01/19	5,000,000	5,363,150
		63,610,030
Iowa 0.7%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project,
Pre-Refunded, 6.00%, 9/01/39	11,000,000	12,698,730
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed,
Refunding, Series B, 5.60%, 6/01/34	35,850,000	35,907,718
		48,606,448
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt
Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	6,918,563
Kentucky 1.3%
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena
Authority Inc., Series A, Subseries A-1, Assured Guaranty, 6.00%, 12/01/42.	5,000,000	5,165,900
Kentucky Economic Development Finance Authority Revenue,
Hospital, Owensboro Health Inc., Refunding, Series A, 5.00%, 6/01/45	6,250,000	6,825,063
Hospital, Owensboro Medical Health System Inc., Series A, Pre-Refunded, 6.50%, 3/01/45	18,330,000	21,232,555
Kentucky State Public Transportation Infrastructure Authority First Tier Toll Revenue,
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.60% thereafter, 7/01/39	10,000,000	8,467,700
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.75% thereafter, 7/01/43	5,000,000	4,245,150

|59

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Kentucky (continued)
Louisville/Jefferson County Metro Government Revenue,
College, Bellarmine University Project, Refunding and Improvement, Series A, 5.625%, 5/01/29	$5,555,000	$5,841,916
College, Bellarmine University Project, Refunding and Improvement, Series A, 6.125%, 5/01/39	5,000,000	5,237,650
Health Facilities, Jewish Hospital and St. Mary’s Healthcare Inc. Project, Pre-Refunded, 6.125%,
2/01/37	11,500,000	11,900,200
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31.	10,500,000	10,695,510
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	8,000,000	8,671,120
American Water Co. Project, Series A, 5.375%, 6/01/40	10,000,000	10,757,200
		99,039,964
Louisiana 2.8%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	14,008,047
Louisiana Local Government Environmental Facilities and CDA Revenue,
Westlake Chemical Corp. Projects, 6.75%, 11/01/32	41,250,000	42,027,562
Westlake Chemical Corp. Projects, Series A, 6.50%, 8/01/29	9,000,000	10,193,850
Westlake Chemical Corp. Projects, Series A-2, 6.50%, 11/01/35	8,000,000	9,122,560
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%,
7/01/39	10,000,000	11,128,100
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/41	2,000,000	2,163,760
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/45	7,405,000	7,983,775
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 6.50%, 5/15/37	5,000,000	6,026,500
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	18,831,105
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/46	20,000,000	22,411,600
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	3,755,000	4,164,595
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	55,675,000	55,844,252
St. Tammany Public Trust Financing Authority Revenue,
Christwood Project, Refunding, 5.25%, 11/15/29	1,200,000	1,255,596
Christwood Project, Refunding, 5.25%, 11/15/37	1,650,000	1,683,545
Tobacco Settlement FICO Revenue, Tobacco Settlement, Asset-Backed, Refunding, Series A, 5.25%,
5/15/35	1,000,000	1,102,190
		207,947,037
Maine 0.3%
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,686,688
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	11,160,400
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20.	4,800,000	4,806,192
		20,653,280
Maryland 0.5%
Baltimore Special Obligation Revenue,
Harbor Point Project, Refunding, 5.00%, 6/01/36	1,250,000	1,291,112
Harbor Point Project, Refunding, 5.125%, 6/01/43	2,500,000	2,590,150
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	7,000,000	7,367,080
Maryland State EDC, EDR, Series A, 5.75%, 6/01/35	13,070,000	14,059,138
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,354,840
Washington County Hospital Issue, Pre-Refunded, 6.00%, 1/01/43.	6,000,000	6,173,160
		34,835,480

|60

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts 1.1%
Massachusetts Bay Transportation Authority Revenue,
General Transportation System, Series A, 7.00%, 3/01/21	$775,000	$865,954
General Transportation System, Series A, ETM, 7.00%, 3/01/21	230,000	240,596
Massachusetts State Development Finance Agency Revenue,
North Hill Communities Issue, Series A, 6.25%, 11/15/28	2,250,000	2,494,598
North Hill Communities Issue, Series A, 6.25%, 11/15/33	2,000,000	2,168,260
North Hill Communities Issue, Series A, 6.50%, 11/15/43	4,125,000	4,481,070
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put
5/01/19, Pre-Refunded, 5.75%, 12/01/42	3,700,000	4,030,854
Massachusetts State Educational Financing Authority Education Loan Revenue, Refunding, Series K,
5.25%, 7/01/29	6,940,000	7,587,502
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%,
7/01/41	10,340,000	11,418,255
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL Insured, 5.50%,
1/01/34	35,000,000	45,784,200
		79,071,289
Michigan 4.4%
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured,
6.00%, 5/01/29	15,900,000	19,834,455
Detroit Sewage Disposal System Revenue,
second lien, Series B, NATL Insured, 5.50%, 7/01/29	5,000,000	6,149,600
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000	15,057
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, 5.25%, 7/01/39	12,000,000	13,344,960
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,623,022
Michigan Finance Authority Revenue,
Henry Ford Health System, Refunding, 5.00%, 11/15/41	5,050,000	5,689,279
Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.00%,
7/01/24	3,000,000	3,191,880
Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.75%,
7/01/44	5,505,000	5,563,353
Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B,
5.00%, 7/01/39	7,600,000	8,249,040
Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B,
5.00%, 7/01/44	10,000,000	10,821,600
Local Government Loan Program, senior lien, Refunding, Series C-1, 5.00%, 7/01/44	10,000,000	10,749,100
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%,
7/01/32	10,000,000	11,464,600
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%,
7/01/33	3,000,000	3,424,860
Local Government Loan Program, senior lien, Refunding, Series D-1, AGMC Insured, 5.00%,
7/01/37	5,000,000	5,643,050
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/29	11,000,000	12,557,820
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/30	9,000,000	10,225,080
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/34	10,000,000	11,191,400
Local Government Loan Program, senior lien, Series C-6, 5.00%, 7/01/33	10,000,000	11,218,300
Michigan Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/34	4,065,000	4,477,638
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	26,810,000	29,975,189
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	27,525,000	30,368,057
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	2,050,000	2,409,816

|61

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan Hospital Finance Authority Revenue, (continued)
Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39.	$75,000	$87,098
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.00%, 10/15/38.	175,000	186,156
Facilities Program, Refunding, Series II-A, 5.375%, 10/15/41	10,000,000	11,389,100
Facilities Program, Series I, Pre-Refunded, 6.00%, 10/15/38	5,825,000	6,222,614
Michigan Tobacco Settlement Finance Authority Revenue,
First Subordinate, Capital Appreciation, Series B, zero cpn., 6/01/52	100,000,000	7,305,000
Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/34	2,500,000	2,506,925
Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/48	5,000,000	4,965,150
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/39	10,320,000	11,444,158
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	21,796,000
William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.00%, 8/01/39.	33,120,000	36,627,077
		324,716,434
Minnesota 0.3%
Minneapolis Health Care System Revenue,
Fairview Health Services, Series A, Pre-Refunded, 6.625%, 11/15/28.	11,000,000	11,893,310
Fairview Health Services, Series A, Pre-Refunded, 6.75%, 11/15/32	6,250,000	6,768,750
Minneapolis Senior Housing and Healthcare Revenue,
Ecumen - Abiitan Mill City Project, 5.25%, 11/01/45	2,800,000	2,909,200
Ecumen - Abiitan Mill City Project, 5.375%, 11/01/50	1,000,000	1,007,720
		22,578,980
Mississippi 1.5%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B,
6.70%, 4/01/22	18,875,000	22,145,094
Mississippi Hospital Equipment and Facilities Authority Revenue, Baptist Memorial Health Care, Series
A, 5.00%, 9/01/41	47,000,000	52,837,870
Warren County Gulf Opportunity Zone Revenue,
International Paper Co. Project, Series A, 5.50%, 9/01/31	20,000,000	20,184,000
International Paper Co. Project, Series A, 6.50%, 9/01/32	10,000,000	10,621,400
International Paper Co. Project, Series A, 5.80%, 5/01/34	7,000,000	7,795,340
		113,583,704
Missouri 0.6%
Cape Girardeau County IDA Health Facilities Revenue, Southeast Health, Refunding, Series A, 6.00%,
3/01/33	5,350,000	5,701,174
Kirkwood IDA Retirement Community Revenue,
Aberdeen Heights Project, Refunding, Series A, 5.25%, 5/15/42	1,000,000	1,054,650
Aberdeen Heights Project, Refunding, Series A, 5.25%, 5/15/50	3,500,000	3,668,420
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project,
Series A, Pre-Refunded, 6.00%, 1/01/39	11,000,000	11,880,990
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Series A-1, 6.25%, 7/01/29	7,000,000	7,636,720
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	3,000,000	3,295,650
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, 5.00%, 9/01/42	7,000,000	7,223,860
Stoddard County IDA Health Facilities Revenue, SoutheastHEALTH, Refunding, Series B, 6.00%,
3/01/37	4,220,000	4,415,091
		44,876,555

|62

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Nebraska 0.1%
Douglas County Hospital Authority No. 3 Revenue, Health Facilities Methodist Health System,
Refunding, 5.00%, 11/01/45	$6,750,000	$7,507,553
Nevada 0.4%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,295,000	1,255,982
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,010,000	932,856
Local ID No. 142, Mountain’s Edge Local Improvement, Refunding, 5.00%, 8/01/21	1,340,000	1,449,920
Local ID No. 159, Summerlin Village 16A, 5.00%, 8/01/35	1,000,000	1,039,300
Henderson Local ID Special Assessment,
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/18	775,000	772,412
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/19	780,000	773,105
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22	1,170,000	1,141,335
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,235,000	1,185,526
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/25	1,230,000	1,244,354
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/32	1,750,000	1,691,655
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/35	2,500,000	2,342,500
Las Vegas Special Improvement District No. 812 Revenue,
Local Improvement, Summerlin Village 24, 5.00%, 12/01/27	1,495,000	1,570,931
Local Improvement, Summerlin Village 24, 5.00%, 12/01/30	1,730,000	1,779,391
Local Improvement, Summerlin Village 24, 5.00%, 12/01/35	1,100,000	1,106,039
Overton Power District No. 5 Special Obligation Revenue, Pre-Refunded, 8.00%, 12/01/38	7,500,000	8,273,925
		26,559,231
New Hampshire 0.1%
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A,
Pre-Refunded, 6.125%, 10/01/39	5,000,000	5,581,750
New Jersey 3.4%
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series A, 5.75%,
1/01/40	5,000,000	5,550,250
New Jersey EDA Revenue,
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC,
Series A, 5.875%, 6/01/42	5,000,000	5,369,500
Provident Group, Rowan Properties LLC, Rowan University Student Housing Project, Series A,
5.00%, 1/01/48	5,000,000	5,330,450
School Facilities Construction, Series AAA, 5.00%, 6/15/35	3,450,000	3,536,699
School Facilities Construction, Series AAA, 5.00%, 6/15/41	4,550,000	4,611,925
New Jersey EDA Special Facility Revenue,
Continental Airlines Inc. Project, 4.875%, 9/15/19.	10,805,000	11,168,048
Continental Airlines Inc. Project, 5.125%, 9/15/23.	19,800,000	21,472,902
Continental Airlines Inc. Project, 5.25%, 9/15/29	41,900,000	45,931,199
New Jersey Health Care Facilities Financing Authority Revenue,
St. Joseph’s Healthcare System Obligated Group Issue, Pre-Refunded, 6.625%, 7/01/38	27,015,000	28,667,508
University Hospital, Series A, 5.00%, 7/01/46.	5,750,000	6,313,672
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	4,810,000	4,918,562
Transportation Program, Series AA, 5.25%, 6/15/41	2,500,000	2,635,450
Transportation Program, Series AA, 5.00%, 6/15/44	8,090,000	8,194,846
Transportation Program, Series AA, 5.00%, 6/15/44	9,335,000	9,484,080
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/38.	46,750,000	15,160,557
Transportation System, Series A, 6.00%, 12/15/38	35,705,000	37,759,823
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	20,800,010

|63

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Transportation Trust Fund Authority Revenue, (continued)
Transportation System, Series B, 5.25%, 6/15/36	$17,500,000	$18,312,700
		255,218,181
New Mexico 2.0%
Farmington PCR,
Public Service Co. of New Mexico, San Juan Project, Refunding, Series B, 5.90%, 6/01/40.	58,000,000	63,927,020
Public Service Co. of New Mexico, San Juan Project, Refunding, Series C, 5.90%, 6/01/40	18,435,000	20,318,872
Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 5.90%, 6/01/40.	53,520,000	58,989,209
New Mexico State Hospital Equipment Loan Council First Mortgage Revenue, Haverland Carter
Lifestyle Group, 5.00%, 7/01/42	5,000,000	5,201,700
		148,436,801
New York 4.0%
Long Island Power Authority Electric System Revenue, General, Series A, Pre-Refunded, 6.00%,
5/01/33	12,500,000	13,696,625
MAC for City of Troy Revenue,
Capital Appreciation, Series C, NATL Insured, zero cpn., 7/15/21	428,010	397,287
Capital Appreciation, Series C, NATL Insured, zero cpn., 1/15/22	649,658	595,678
MTA Revenue,
Transportation, Refunding, Series D, 5.00%, 11/15/38.	8,790,000	10,034,137
Transportation, Refunding, Series D, 5.25%, 11/15/40.	10,000,000	11,207,600
Transportation, Series A, 5.00%, 11/15/41	15,500,000	17,439,825
Transportation, Series E, 5.00%, 11/15/33	10,000,000	11,634,500
New York City GO,
Refunding, Series H, 6.125%, 8/01/25.	5,000	5,020
Series F, 7.50%, 2/01/21	5,000	5,024
Series G, 7.50%, 2/01/22.	5,000	5,024
New York City HDC, MFMR, 8 Spruce Street, Class F, 4.50%, 2/15/48	7,500,000	7,878,750
New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 .	3,315,000	3,314,934
New York Liberty Development Corp. 3 World Trade Center Project, Class 2, Refunding, 5.375%,
11/15/40.	10,000,000	11,033,200
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One
Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	20,290,615
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35 .	65,000,000	82,113,850
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Orange Regional Medical Center, Pre-Refunded, 6.125%, 12/01/29	16,000,000	17,216,320
Non-State Supported Debt, Orange Regional Medical Center, Pre-Refunded, 6.25%, 12/01/37	30,000,000	32,335,800
New York Transportation Development Corp. Special Facilities Revenue, Laguardia Airport Terminal B
Redevelopment Project, Series A, 5.25%, 1/01/50	41,785,000	46,055,009
Rockland Tobacco Asset Securitization Corp. Settlement Revenue, Asset-Backed, First Subordinate,
Series A, zero cpn., 8/15/45	61,000,000	9,359,840
TSASC Inc. Revenue, Tobacco Settlement, Refunding, Senior Series A, 5.00%, 6/01/41	4,000,000	4,441,520
		299,060,558
North Carolina 0.5%
Columbus County Industrial Facilities and PCFA Revenue,
Environmental Improvement, International Paper Co. Projects, Series A, 6.25%, 11/01/33.	1,300,000	1,438,164
Recovery Zone Facility, International Paper Co. Projects, Series B, 6.25%, 11/01/33	4,000,000	4,425,120
North Carolina State Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project,
5.00%, 12/31/37	3,100,000	3,369,824

|64

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	$15,000,000	$16,756,050
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/30.	2,790,000	2,909,607
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/35.	1,000,000	1,023,940
Vidant Health, Refunding, 5.00%, 6/01/45	5,000,000	5,585,200
North Carolina State Medical Care Commission Retirement Facilities Revenue,
Galloway Ridge, first mortgage, Refunding, Series A, 5.25%, 1/01/41	2,720,000	2,728,867
United Church Homes and Services, first mortgage, Refunding, Series A, 5.00%, 9/01/37	2,100,000	2,181,207
		40,417,979
North Dakota 0.1%
Burleigh County Education Facilities Revenue,
University of Mary Project, 5.10%, 4/15/36	2,800,000	2,847,740
University of Mary Project, 5.20%, 4/15/46	5,430,000	5,482,562
		8,330,302
Ohio 2.4%
American Municipal Power Inc. Revenue,
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	1,315,000	1,344,890
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.00%, 2/15/38	20,970,000	21,572,468
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	12,500,000	13,172,500
Butler County Hospital Facilities Revenue,
UC Health, 5.50%, 11/01/40	6,680,000	7,424,887
UC Health, Pre-Refunded, 5.50%, 11/01/40	3,320,000	3,790,145
Centerville Health Care Revenue,
Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/47	2,700,000	2,827,791
Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/50	2,500,000	2,612,025
Fairfield County Hospital Revenue, Fairfield Medical Centre Project, Refunding and Improvement,
5.00%, 6/15/43	10,000,000	10,487,100
Hamilton County Healthcare Revenue,
Life Enriching Communities Project, Series A, Pre-Refunded, 6.50%, 1/01/41	4,970,000	5,897,899
Life Enriching Communities Project, Series A, Pre-Refunded, 6.625%, 1/01/46	2,500,000	2,977,675
Lake County Hospital Facilities Revenue, Lake Hospital System Inc., Refunding, 5.00%, 8/15/45	6,000,000	6,613,620
Little Miami Local School District GO,
School Improvement, Pre-Refunded, 6.875%, 12/01/34.	5,100,000	6,062,829
School Improvement, Refunding, 6.875%, 12/01/34	575,000	673,515
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye
Power Inc. Project, 6.00%, 12/01/40	15,000,000	17,363,700
Ohio State Hospital Revenue, University Hospitals Health System Inc., Refunding, Series A, 5.00%,
1/15/46	6,000,000	6,687,540
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital
Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	33,769,750
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Pre-Refunded, 5.75%,
2/15/38	17,000,000	17,576,470
Southeastern Port Authority Hospital Facilities Revenue,
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/35	1,000,000	1,052,910
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/43	1,000,000	1,041,160
Memorial Health System Obligated Group Project, Refunding, 5.50%, 12/01/43	1,300,000	1,409,356
Memorial Health System Obligated Group Project, Refunding and Improvement, 6.00%, 12/01/42	14,000,000	15,547,280
		179,905,510

|65

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oklahoma 0.3%
Oklahoma Development Finance Authority Continuing Care Retirement Revenue, Inverness Village
Community, Refunding, 5.75%, 1/01/37	$5,000,000	$5,114,350
Oklahoma Development Finance Authority Revenue, Provident Education Resources Inc. Cross Village
Student Housing Project, Series A, 5.00%, 8/01/47	10,000,000	10,784,100
Tulsa County Industrial Authority Senior Living Community Revenue,
Montereau Inc. Project, Refunding, 5.25%, 11/15/37.	1,250,000	1,362,875
Montereau Inc. Project, Refunding, 5.25%, 11/15/45.	5,250,000	5,670,577
		22,931,902
Oregon 0.4%
Multnomah County Hospital Facilities Authority Revenue,
Mirabella South Waterfront Project, Refunding, Series A, 5.40%, 10/01/44	3,000,000	3,232,560
Mirabella South Waterfront Project, Refunding, Series A, 5.50%, 10/01/49	5,500,000	5,942,750
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,489,100
Salem Hospital Facility Authority Revenue,
Capital Manor Inc., Refunding, 5.00%, 5/15/22.	1,000,000	1,081,690
Capital Manor Inc., Refunding, 5.75%, 5/15/27.	1,000,000	1,121,570
Capital Manor Inc., Refunding, 5.625%, 5/15/32	1,000,000	1,092,370
Capital Manor Inc., Refunding, 6.00%, 5/15/42.	3,100,000	3,407,644
Capital Manor Inc., Refunding, 6.00%, 5/15/47.	2,000,000	2,193,760
Yamhill County Hospital Authority, Friendsview Retirement Community, Refunding, Series A, 5.00%,
11/15/51.	3,045,000	3,088,422
		26,649,866
Pennsylvania 2.1%
Allegheny County Higher Education Building Authority University Revenue,
Carlow University Project, Refunding, 6.75%, 11/01/31	1,215,000	1,361,699
Carlow University Project, Refunding, 7.00%, 11/01/40	2,000,000	2,249,500
Chester County IDA Revenue,
Renaissance Academy Charter School Project, 5.00%, 10/01/34	1,500,000	1,610,070
Renaissance Academy Charter School Project, 5.00%, 10/01/39	1,725,000	1,832,330
Renaissance Academy Charter School Project, 5.00%, 10/01/44	1,160,000	1,222,396
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	12,000,000	13,174,320
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A, 6.20%, 7/01/19	6,585,000	6,601,002
Lancaster County Hospital Authority Revenue,
Brethren Village Project, Refunding, 5.125%, 7/01/37	1,000,000	1,076,150
Brethren Village Project, Refunding, 5.25%, 7/01/41	1,000,000	1,079,510
Brethren Village Project, Series A, 6.375%, 7/01/30	1,000,000	1,003,990
Brethren Village Project, Series A, 6.50%, 7/01/40	3,000,000	3,012,240
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project, Series
A, Pre-Refunded, 5.50%, 8/15/40	15,000,000	15,812,100
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL
Energy Supply LLC Project, 5.00%, 12/01/38	25,000,000	25,206,250
Pennsylvania State Turnpike Commission Turnpike Revenue,
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub
Series B-2, zero cpn. to 11/30/28, 5.75% thereafter, 12/01/37.	20,000,000	14,201,600
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub
Series B-2, zero cpn. to 12/01/28, 5.875% thereafter, 12/01/40	25,075,000	17,683,893
Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,367,000
Subordinate, Series B, Pre-Refunded, 5.75%, 6/01/39	20,000,000	21,882,800
State Public School Building Authority Revenue, Commonwealth of Pennsylvania, School Lease, The
School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/32	20,000,000	22,820,600
		158,197,450

|66

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Rhode Island 0.4%
Rhode Island State Health and Educational Building Corp. Revenue,
Hospital Financing, Care New England Issue, Series A, Pre-Refunded, 6.00%, 9/01/33	$7,320,000	$9,269,682
Hospital Financing, Lifespan Obligated Group Issue, Series A, Pre-Refunded, 7.00%, 5/15/39	8,200,000	9,153,496
Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, Series A, 5.00%, 6/01/40	10,000,000	10,642,900
		29,066,078
South Carolina 0.9%
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project, Series
A, Pre-Refunded, 6.50%, 4/01/42	10,000,000	11,487,300
South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	57,202,122
		68,689,422
South Dakota 0.2%
Sioux Falls Health Facilities Revenue,
Dow Rummel Village Project, 5.00%, 11/01/42.	3,000,000	3,029,010
Dow Rummel Village Project, Refunding, 5.00%, 11/01/46	11,110,000	11,175,771
		14,204,781
Tennessee 1.2%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/27.	19,365,000	14,121,151
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/28.	19,400,000	13,487,850
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/29.	19,365,000	12,722,999
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/30.	19,370,000	12,103,151
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health,
Refunding, Series A, 5.00%, 1/01/47	5,000,000	5,618,450
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/23.	5,000,000	5,634,050
Refunding, Series B, 5.75%, 7/01/24.	3,500,000	3,942,680
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board
Revenue, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40.	20,000,000	22,546,200
		90,176,531
Texas 8.9%
Austin Convention Enterprises Inc. Convention Center Hotel Revenue, first tier, Refunding, Series B,
5.75%, 1/01/34	16,750,000	16,756,867
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligated
Group, St. Joseph Regional Health Center, Pre-Refunded, 5.50%, 1/01/38	5,250,000	5,505,360
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of
Austin, Series B, 6.125%, 4/01/45	10,000,000	11,001,600
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/35	3,000,000	1,462,680
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/37	2,500,000	1,104,000
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/38	2,405,000	1,012,457
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/39	2,545,000	1,022,963
senior lien, Pre-Refunded, 5.75%, 1/01/25.	2,350,000	2,620,015
senior lien, Pre-Refunded, 5.75%, 1/01/31.	2,500,000	2,891,800
senior lien, Pre-Refunded, 6.00%, 1/01/41.	7,925,000	9,236,033
senior lien, Pre-Refunded, 6.25%, 1/01/46.	24,340,000	28,578,568
senior lien, Series A, 5.00%, 1/01/45	5,000,000	5,582,900

|67

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Clifton Higher Education Finance Corp. Revenue, Uplift Education, Series A, 5.00%, 12/01/45.	$3,855,000	$4,059,855
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	12,000,000	13,275,360
Joint Improvement, Series A, 5.00%, 11/01/45	50,000,000	55,261,500
Joint Improvement, Series B, 5.00%, 11/01/44	11,385,000	12,525,094
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project, Series A,
7.25%, 8/15/38	15,000,000	19,084,350
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45.	10,000,000	9,051,100
First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	3,144,491
Harris County Cultural Education Facilities Finance Corp. Revenue,
Brazos Presbyterian Homes Inc. Project, first mortgage, Refunding, 5.00%, 1/01/48.	10,000,000	10,361,400
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/43	3,000,000	3,895,620
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/48	5,250,000	6,817,335
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare
System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	14,764,950
Houston Airport System Revenue, United Airlines Inc. Terminal E Project, Refunding, 4.75%, 7/01/24	10,000,000	10,852,500
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,446,950
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding,
Series A, 6.30%, 11/01/29	10,000,000	10,810,100
Mesquite Health Facilities Development Corp. Retirement Facility Revenue,
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/35	5,175,000	5,431,318
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/36	1,000,000	1,037,930
Christian Care Centers Inc. Project, Refunding, 5.125%, 2/15/42	3,750,000	3,892,725
Mission Economic Development Corp. Revenue, Natgasoline Project, senior lien, Series B, 5.75%,
10/01/31.	7,000,000	7,349,510
New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside Ministries
Project, 6.50%, 1/01/43	4,350,000	4,918,371
New Hope Cultural Education Facilities Finance Corp. Retirement Facilities Revenue,
MRC Crestview, Refunding, 5.00%, 11/15/36	1,020,000	1,060,453
MRC Crestview, Refunding, 5.00%, 11/15/46	4,100,000	4,224,394
Wesleyan Homes Inc. Project, Refunding, 5.50%, 1/01/43	3,200,000	3,283,488
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue,
Cardinal Bay Inc., Village on the Park Carriage Inn, fourth tier, Series D, 6.00%, 7/01/26.	175,000	171,050
Cardinal Bay Inc., Village on the Park Carriage Inn, fourth tier, Series D, 7.00%, 7/01/51.	5,110,000	5,160,793
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF - Collegiate Housing Stephenville III LLC, Tarleton State University Project, Series A, 5.00%,
4/01/47	6,420,000	6,689,447
CHF-Stephenville LLC, Tarleton State University Project, Series A, 6.00%, 4/01/45	3,000,000	3,283,170
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	30,000,000	31,732,500
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,350,000	2,524,676
first tier, Series A, Pre-Refunded, 6.25%, 1/01/39	10,150,000	10,969,105
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	31,505,000
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,917,125
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter,
9/01/45	25,000,000	28,717,250
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23, 7.00% thereafter,
9/01/43	10,000,000	10,691,800
System, first tier, Refunding, Series A, 5.625%, 1/01/33	150,000	153,677
System, first tier, Refunding, Series A, 5.75%, 1/01/48	4,015,000	4,106,662

|68

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
North Texas Tollway Authority Revenue, (continued)
System, first tier, Refunding, Series B, 5.00%, 1/01/38	$10,000,000	$10,785,100
System, first tier, Refunding, Series B, 5.75%, 1/01/40	1,420,000	1,455,642
System, first tier, Series A, Pre-Refunded, 5.625%, 1/01/33	850,000	873,094
System, first tier, Series A, Pre-Refunded, 5.75%, 1/01/48	25,985,000	26,705,564
System, first tier, Series B, Pre-Refunded, 5.75%, 1/01/40	10,260,000	10,547,485
System, first tier, Series K, Subseries K-2, Assured Guaranty, Pre-Refunded, 6.00%, 1/01/38	15,000,000	16,164,450
System, second tier, Series F, Pre-Refunded, 5.75%, 1/01/38.	20,000,000	20,560,400
Red River Education Financing Corp. Higher Education Revenue, Houston Baptist University Project,
Refunding, 5.50%, 10/01/46	4,250,000	4,727,742
Red River Health Facilities Development Corp. First Mortgage Revenue,
[c,g]Eden Home Project, 7.25%, 12/15/42	11,000,000	6,957,500
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32.	1,500,000	1,595,055
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	2,047,760
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Texas Health Resources System, Refunding, 5.00%, 11/15/40	15,225,000	16,573,326
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/44	5,125,000	5,420,559
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/49	3,625,000	3,822,309
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue,
5.00%, 12/15/30	25,000,000	27,623,000
5.00%, 12/15/31	24,500,000	26,978,665
5.00%, 12/15/32	10,000,000	10,974,300
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, 5.00%, 8/15/41.	5,000,000	5,480,000
second tier, Refunding, Series C, 5.00%, 8/15/42	15,965,000	17,732,964
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project,
6.00%, 11/01/41	9,350,000	9,381,603
		662,352,810
Virginia 1.0%
Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%,
11/01/43.	17,575,000	19,859,223
Tobacco Settlement FICO Revenue, Capital Appreciation, Second Subordinate, Refunding, Series D,
zero cpn., 6/01/47	50,000,000	3,822,500
Virginia Small Business Financing Authority Revenue,
Elizabeth River Crossings OPCO LLC Project, senior lien, 6.00%, 1/01/37	6,485,000	7,325,521
Elizabeth River Crossings OPCO LLC Project, senior lien, 5.50%, 1/01/42	35,790,000	39,386,179
		70,393,423
Washington 1.9%
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34	11,935,000	12,933,243
Washington State District Project, 5.50%, 6/01/39	16,250,000	17,579,087
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A,
5.50%, 9/01/42	3,150,000	3,239,082
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	7,040,000	8,578,029
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%, 12/01/35.	5,355,000	5,807,926
[c] Washington State Economic Development Finance Authority Environmental Facilities Revenue,
Coalview Centralia LLC Project, 9.50%, 8/01/25	13,325,000	12,805,725
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 7.00%, 7/01/39	8,500,000	9,520,850
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	8,272,050
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	19,725,000	21,631,027

|69

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Washington (continued)
Washington State Health Care Facilities Authority Revenue, (continued)
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	$30,000,000	$30,214,800
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project,
Pre-Refunded, 5.625%, 10/01/40	5,235,000	5,784,204
Washington State Housing Finance Commission Revenue, Nonprofit Housing, Presbyterian Retirement
Communities Northwest Project, Refunding, Series A, 5.00%, 1/01/31.	2,000,000	2,113,680
		138,479,703
West Virginia 0.7%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co.
LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	14,745,000	14,833,765
Kanawha County Commission Student Housing Revenue, The West Virginia State University
Foundation Project, 6.75%, 7/01/45	6,650,000	7,109,182
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	27,250,000	26,746,965
West Virginia Hospital Finance Authority Revenue, Hospital, Improvement, West Virginia University
Health System Obligated Group, Series A, 5.00%, 6/01/47	5,000,000	5,618,650
		54,308,562
Wisconsin 0.6%
Wisconsin PFA Exempt Facilities Revenue, Celanese Project, Refunding, Series C, 4.30%, 11/01/30	11,000,000	11,187,000
Wisconsin State General Fund Annual Appropriation Revenue,
Series A, Pre-Refunded, 6.00%, 5/01/33	1,410,000	1,542,723
Series A, Pre-Refunded, 6.00%, 5/01/33	13,590,000	14,882,817
Wisconsin State Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	5,000,000	5,205,900
St. Johns Communities Inc., Refunding, Series B, 5.00%, 9/15/45	1,500,000	1,571,370
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,337,300
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, Series A,
NATL Insured, 5.50%, 12/01/40	6,755,000	7,633,218
		47,360,328
Wyoming 0.3%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series A, 5.75%, 7/15/39	5,500,000	5,930,100
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	6,169,515
Wyoming CDA Student Housing Revenue,
CHF-Wyoming LLC, University of Wyoming Project, 6.25%, 7/01/31	600,000	655,902
CHF-Wyoming LLC, University of Wyoming Project, 6.50%, 7/01/43	1,600,000	1,738,240
Wyoming Municipal Power Agency Power Supply System Revenue,
Series A, Pre-Refunded, 5.50%, 1/01/28	1,350,000	1,385,910
Series A, Pre-Refunded, 5.50%, 1/01/33	2,360,000	2,422,776
Series A, Pre-Refunded, 5.50%, 1/01/38	2,810,000	2,884,746
Series A, Pre-Refunded, 5.375%, 1/01/42	2,750,000	2,821,197
		24,008,386

U.S. Territories 5.4%
Guam 1.2%
Government of Guam GO,
Series A, 6.00%, 11/15/19	5,075,000	5,346,056
Series A, Pre-Refunded, 6.75%, 11/15/29	10,000,000	11,369,400
Series A, Pre-Refunded, 7.00%, 11/15/39	15,000,000	17,144,250

|70

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Guam (continued)
Guam Government Department of Education COP,
John F. Kennedy High School Project, Series A, 6.625%, 12/01/30	$5,065,000	$5,393,263
John F. Kennedy High School Project, Series A, 6.875%, 12/01/40	4,000,000	4,256,680
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	12,051,491
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29.	3,850,000	4,285,628
Section 30, Series A, Pre-Refunded, 5.75%, 12/01/34.	8,430,000	9,409,650
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%, 7/01/40	4,000,000	4,296,120
Guam International Airport Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.50%, 10/01/33	2,000,000	2,299,560
General, Refunding, Series B, AGMC Insured, 5.75%, 10/01/43	3,000,000	3,530,250
Guam Power Authority Revenue, Refunding, Series A, 5.50%, 10/01/40	10,000,000	10,621,600
		90,003,948
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%,
3/15/28	5,320,000	5,394,586
Puerto Rico 3.6%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	11,500,000	11,572,105
Asset-Backed, Refunding, 5.625%, 5/15/43	4,000,000	4,006,040
[g] Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.75%, 7/01/41	5,000,000	2,856,250
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42.	26,990,000	18,690,575
Series A, 7.25%, 7/01/30	25,000,000	17,475,000
Series A, 6.75%, 7/01/36	29,750,000	20,750,625
Series A, 7.00%, 7/01/43	5,000,000	3,495,000
[c]Series A-4, zero cpn., 7/01/19	5,500,000	5,732,760
[c]Series B, zero cpn., 7/01/19	5,500,000	5,732,760
[c]Series E-1, zero cpn., 1/01/21	6,000,000	6,253,920
[c]Series E-2, zero cpn., 7/01/21	6,000,000	6,253,920
[c]Series E-3, zero cpn., 1/01/22	1,989,500	2,073,696
[c]Series E-4, zero cpn., 7/01/22	1,989,499	2,073,695
Series WW, 5.50%, 7/01/38	16,355,000	11,325,837
Series XX, 5.75%, 7/01/36.	23,620,000	16,356,850
Series XX, 5.25%, 7/01/40.	71,780,000	49,707,650
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects,
Refunding, 5.125%, 12/01/27	3,000,000	3,149,130
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue,
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21	750,000	750,128
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/27	3,500,000	3,365,250
Ana G. Mendez University System Project, Refunding, 5.125%, 4/01/32	2,000,000	1,885,000
Ana G. Mendez University System Project, Refunding, 5.375%, 4/01/42	2,505,000	2,288,743
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	17,835,000	17,166,187
Hospital Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	7,050,000	7,253,745
Inter American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,750,675
[g] Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	8,000,000	4,340,000
[g] Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%,
8/01/31	50,125,000	1,629,062

|71

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
[g] Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, First Subordinate, Series A, zero cpn., 8/01/34	$29,465,000	$2,170,392
Capital Appreciation, First Subordinate, Series A, zero cpn., 8/01/36	17,800,000	1,218,588
Capital Appreciation, First Subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	43,500,000	9,461,250
Convertible Capital Appreciation, First Subordinate, Series A, 6.75%, 8/01/32	60,970,000	16,461,900
First Subordinate, Series A, 6.50%, 8/01/44.	26,100,000	7,047,000
		266,293,733
U.S. Virgin Islands 0.5%
Virgin Islands PFAR,
Matching Fund Loan Note, senior lien, Series A, 5.00%, 10/01/29	6,300,000	5,394,375
Matching Fund Loan Note, Series A, 5.00%, 10/01/32	19,930,000	16,865,763
Virgin Islands Matching Fund Loan Note, Cruzan Project, Series A, 6.00%, 10/01/39	5,000,000	3,762,500
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	7,500,000	6,225,000
Virgin Islands Matching Fund Loan Note, senior lien, Refunding, Series B, 5.00%, 10/01/24	6,000,000	5,280,000
		37,527,638
Total U.S. Territories		399,219,905
Total Municipal Bonds (Cost $6,597,964,294)		7,266,747,845

Total Investments before Short Term Investments (Cost $6,603,248,253)		7,272,036,097

Short Term Investments 1.7%
Municipal Bonds 1.7%
Florida 0.4%
[i] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.81%,
9/01/28	32,100,000	32,100,000
Georgia 0.1%
[g,h] Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 6.50%, 4/30/17	3,625,000	3,588,750
Louisiana 0.0%†
[i] Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage,
ACES, Refunding, Series A, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.78%, 9/01/17	3,400,000	3,400,000
Massachusetts 0.2%
[i] Massachusetts Commonwealth GO, Consolidated Loan, Refunding, Series A, SPA Wells Fargo Bank,
Daily VRDN and Put, 0.70%, 3/01/26	12,580,000	12,580,000
New York 0.3%
[i] New York City GO, Fiscal 2015, Series F, Subseries F-6, SPA JPMorgan Chase Bank, Daily VRDN and
Put, 0.80%, 6/01/44	6,000,000	6,000,000
[i] New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General
Resolution, Fiscal 2007, Series CC, Sub-Series CC-2, SPA Bank of Montreal, Daily VRDN and Put,
0.75%, 6/15/38	12,000,000	12,000,000
[i] Triborough Bridge and Tunnel Authority Revenues, MTA Bridges and Tunnels, General, Refunding,
Subseries B-2, LOC Wells Fargo Bank, Daily VRDN and Put, 0.76%, 1/01/32	7,000,000	7,000,000
		25,000,000
Pennsylvania 0.1%
[i] Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 0.81%, 12/01/28 .	5,200,000	5,200,000

|72

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
Tennessee 0.6%
[i] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur
Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and
Put, 0.78%, 6/01/42	$43,280,000	$43,280,000
Total Short Term Investments (Cost $125,185,000)		125,148,750
Total Investments (Cost $6,728,433,253) 99.4%.		7,397,184,847
Other Assets, less Liabilities 0.6%		41,617,083
Net Assets 100.0%		$7,438,801,930

See Abbreviations on page 142.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 5 regarding restricted securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2017, the aggregate value of these securities was $59,448,246, representing 0.8% of net assets.
dIncome may be received in additional securities and/or cash.
eSecurity purchased on a when-issued basis.
fThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
gDefaulted security or security for which income has been deemed uncollectible.
hAt May 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
iVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|73

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)
Franklin Kentucky Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.1%
Kentucky 97.5%
Ashland PCR Revenue, Kings Daughters Medical Center Project, Refunding, Series A, 5.00%, 2/01/40	$1,000,000	$1,073,260
Bowling Green GO, Public Project, Series A, Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,197,800
Boyle County Revenue,
Educational Facilities, Centre College of Kentucky, Refunding, 5.00%, 6/01/37	2,000,000	2,274,540
Refunding and College Improvement, Assured Guaranty, 5.00%, 6/01/32	1,500,000	1,500,000
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue, NATL Insured,
Pre-Refunded, 5.00%, 8/01/37	2,500,000	2,516,250
Christian County Hospital Revenue, Jennie Stuart Medical Center Inc., Assured Guaranty, Pre-Refunded,
5.50%, 2/01/36	3,000,000	3,091,170
Fayette County School District Finance Corp. Revenue, Series D, 5.00%, 8/01/34	1,985,000	2,276,438
Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41	2,000,000	2,179,360
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding,
Series A, NATL Insured, 6.10%, 1/01/24	205,000	205,853
Jefferson County School District Finance Corp. School Building Revenue,
Refunding, Series B, 4.00%, 12/01/26	3,500,000	3,982,230
Series A, NATL Insured, Pre-Refunded, 4.75%, 6/01/27	2,440,000	2,440,000
Kentucky Economic Development Finance Authority Revenue,
Catholic Health Initiatives, Refunding, Series A, 5.00%, 5/01/29	5,670,000	5,884,780
Hospital, Baptist Healthcare System Obligated Group, 5.25%, 8/15/46	5,000,000	5,332,300
Louisville Arena Project, Louisville Arena Authority Inc., Series A, Subseries A-1, Assured Guaranty,
6.00%, 12/01/33	2,000,000	2,068,340
Kentucky Rural Water Finance Corp. Public Project Revenue,
Multimodal, Flexible Term Program, Series A, 5.00%, 2/01/26	485,000	486,373
Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34.	1,010,000	1,012,121
Kentucky State Housing Corp. Conduit MFHR,
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.00%, 4/20/40	2,280,000	2,401,091
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.25%, 4/20/45	1,850,000	1,955,653
Kentucky State Infrastructure Authority Revenue,
Wastewater and Drinking Water Revolving Fund, Series A, 5.00%, 2/01/28	2,000,000	2,317,500
Wastewater and Drinking Water Revolving Fund, Series A, 5.00%, 2/01/31	4,190,000	4,836,768
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/36	3,000,000	3,390,390
Prairie State Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/32	5,000,000	5,049,800
Prairie State Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/37	2,510,000	2,535,000
Kentucky State Property and Buildings Commission Revenue,
Project No. 90, Pre-Refunded, 5.50%, 11/01/28	4,375,000	4,652,244
Project No. 90, Refunding, 5.50%, 11/01/28.	625,000	662,069
Project No. 108, Refunding, Series A, 5.00%, 8/01/34.	3,500,000	3,956,995
Project No. 115, 5.00%, 4/01/38	2,500,000	2,838,225
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/30	2,500,000	2,829,550
Revitalization Projects, Series A, 5.00%, 7/01/32	2,000,000	2,327,780
Revitalization Projects, Series A, 5.00%, 7/01/33	3,000,000	3,450,450
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/28	1,000,000	1,043,860
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,081,400
Lexington-Fayette Urban County Airport Board Revenue,
General Airport, Refunding, Series B, 5.00%, 7/01/29	1,185,000	1,371,128
General Airport, Series A, Pre-Refunded, 5.00%, 7/01/27	2,000,000	2,164,940
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State
Hospital Project, Refunding, Series A, 5.25%, 6/01/32	3,000,000	3,287,460

Quarterly Statement of Investments | See Notes to Statements of Investments. | 74

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Kentucky Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Kentucky (continued)
Louisville and Jefferson County Metropolitan Sewer District Revenue, Sewer and Drainage System, Series
A, 5.00%, 5/15/27	$1,000,000	$1,210,410
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, Pre-Refunded, 5.50%,
7/01/38	3,000,000	3,139,290
Louisville/Jefferson County Metro Government Parking Authority Revenue, first mortgage, Series A,
Pre-Refunded, 5.375%, 12/01/39	1,995,000	2,209,542
Louisville/Jefferson County Metro Government Revenue,
College, Bellarmine University Project Inc., Refunding and Improvement, Series A, 5.00%, 5/01/31	2,000,000	2,110,740
College, Bellarmine University Project Inc., Refunding and Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,554,450
Health Facilities, Jewish Hospital and St. Mary’s Healthcare Inc. Project, Pre-Refunded, 6.125%,
2/01/37	2,000,000	2,069,600
Morehead State University General Receipts Revenue, Refunding, Series A, 5.00%, 10/01/28.	1,910,000	2,262,968
Murray Hospital Facilities Revenue, Murray-Calloway County Public Hospital Corp. Project, 6.375%,
8/01/40	2,500,000	2,684,950
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	2,000,000	2,167,780
American Water Co. Project, Series A, 5.375%, 6/01/40	2,000,000	2,151,440
American Water Co. Project, Series B, 5.625%, 9/01/39	2,000,000	2,136,080
Owensboro GO, Public Project, 5.00%, 4/01/41	5,440,000	5,986,883
Paducah Electric Plant Board Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/34	5,700,000	6,457,245
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/35	6,500,000	7,004,855
Pikeville Hospital Revenue, Pikeville Medical Center, Refunding and Improvement, 6.50%, 3/01/41.	2,875,000	3,237,997
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37.	1,500,000	1,617,270
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Pre-Refunded,
6.00%, 12/01/28	1,000,000	1,075,260
Russell Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/26	4,000,000	4,620,720
Trimble County Environmental Facilities Revenue,
Kentucky Utilities Co. Project, Series A, AMBAC Insured, 6.00%, 3/01/37	5,000,000	5,205,400
Louisville Gas and Electric Co. Project, Refunding, Series A, AMBAC Insured, 4.60%, 6/01/33	3,750,000	3,757,612
University of Louisville Revenue,
General Receipts, Series A, 5.00%, 9/01/28	2,220,000	2,520,277
General Receipts, Series D, 5.00%, 3/01/30	4,140,000	4,947,466
Warren County Hospital Facility Revenue,
Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,000,000	1,103,360
Community Hospital Corp. Project, Series A, Pre-Refunded, 5.00%, 8/01/29	1,000,000	1,006,500
Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32	1,625,000	1,830,611
		168,741,824

|75

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Kentucky Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 0.6%
Puerto Rico 0.6%
[a] Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate, Series C, 5.50%, 8/01/40.	$4,000,000	$1,070,000
Total Municipal Bonds (Cost $164,438,080) 98.1%		169,811,824
Other Assets, less Liabilities 1.9%		3,359,102
Net Assets 100.0%		$173,170,926

See Abbreviations on page 142.

[a]Defaulted security or security for which income has been deemed uncollectible.

|76

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)

Franklin Louisiana Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.8%
Louisiana 97.1%
Alexandria Sales and Use Tax Revenue,
Pre-Refunded, 5.00%, 8/01/26	$1,710,000	$1,824,656
Pre-Refunded, 5.00%, 8/01/27	1,790,000	1,910,020
Pre-Refunded, 5.00%, 8/01/28	1,875,000	2,000,719
Alexandria Utilities Revenue, Series A, 5.00%, 5/01/38	10,000,000	11,376,200
Ascension Parish Parishwide School District GO,
4.00%, 3/01/32	1,600,000	1,737,632
4.00%, 3/01/33	1,700,000	1,836,221
4.00%, 3/01/34	1,800,000	1,935,198
Baton Rouge Public Improvement Sales Tax Revenue,
Refunding, Series A-1, 5.00%, 8/01/30	1,000,000	1,206,150
Refunding, Series A-1, 5.00%, 8/01/31	1,480,000	1,775,704
Bossier City Public Improvement Sales and Use Tax Revenue, Series ST, 5.00%, 12/01/36.	1,405,000	1,616,762
Bossier City Utilities Revenue,
BHAC Insured, Pre-Refunded, 5.50%, 10/01/33	5,000,000	5,302,250
Refunding, 5.00%, 10/01/37	5,280,000	6,085,517
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student
Housing, Cowboy Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	2,321,604
Calcasieu Parish School District No. 23 GO, Public School, Refunding, Series A, 5.00%, 2/15/29	1,380,000	1,583,840
East Baton Rouge Mortgage Finance Authority SFMR,
MBS Program, Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	350,000	362,677
MBS Program, Series A-2, GNMA Secured, 5.10%, 10/01/40	180,000	184,997
East Baton Rouge Parish Sales Tax Revenue,
Road and Street Improvement, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/28	1,000,000	1,091,070
Road and Street Improvement, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/30	1,700,000	1,863,863
East Baton Rouge Sewerage Commission Revenue,
Refunding, Series B, 5.00%, 2/01/39	5,000,000	5,631,900
Series A, Pre-Refunded, 5.25%, 2/01/34	2,500,000	2,677,425
Series A, Pre-Refunded, 5.25%, 2/01/39	6,500,000	6,961,305
Jefferson Parish Hospital Service District No. 1 Hospital Revenue, West Jefferson Medical Center, Series A,
Pre-Refunded, 6.00%, 1/01/39	3,105,000	3,624,591
Jefferson Sales Tax District Special Sales Tax Revenue, Series B, AGMC Insured, 5.00%, 12/01/42	2,250,000	2,610,607
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	4,000,000	4,501,760
Kenner Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/33	8,605,000	9,918,725
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/28	1,345,000	1,557,577
Refunding, AGMC Insured, 5.00%, 11/01/31	2,400,000	2,733,192
Lafayette Public Improvement Sales Tax Revenue, 5.00%, 3/01/36	1,865,000	2,075,521
Lafayette Public Power Authority Electric Revenue, NATL Insured, Pre-Refunded, 5.00%, 11/01/32	5,000,000	5,084,200
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.25%,
10/01/30	4,000,000	4,542,800
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, Pre-Refunded, 5.75%, 10/01/29	750,000	831,743
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, Pre-Refunded, 6.00%, 10/01/34	1,750,000	1,950,760
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, Pre-Refunded, 6.00%, 10/01/38	1,335,000	1,488,151
Lafayette Utilities Revenue, 5.00%, 11/01/33	5,000,000	5,543,650
Louisiana HFA,
SFMR, Home Ownership Program, Series A, GNMA Secured, 5.50%, 6/01/40	1,955,000	2,008,919
SFMR, Home Ownership Program, Series B, GNMA Secured, 6.125%, 12/01/33	320,000	327,402

Quarterly Statement of Investments | See Notes to Statements of Investments. | 77

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities and CDA Revenue,
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	$5,000,000	$5,279,750
Denham Springs Sewer District No. 1 Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/39	3,750,000	4,118,775
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, BAM Insured, 5.00%,
12/01/40	2,925,000	3,299,751
Independence Stadium Project, Pre-Refunded, 5.25%, 3/01/30	8,845,000	9,130,959
Jefferson Parish Projects, Series A, Pre-Refunded, 5.375%, 4/01/31	2,000,000	2,159,860
LCTCS Act 360 Project, 5.00%, 10/01/32	3,000,000	3,425,550
LCTCS Act 360 Project, 5.00%, 10/01/33	5,000,000	5,684,500
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC
Insured, 4.00%, 10/01/33	800,000	838,696
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC
Insured, 4.00%, 10/01/34	620,000	646,964
McNeese State University Student Parking, Cowboy Facilities Inc. Project, AGMC Insured, 5.00%,
3/01/36	1,800,000	2,008,386
Monroe Regional Airport Terminal Project, Assured Guaranty, Pre-Refunded, 5.50%, 2/01/39.	2,000,000	2,235,240
Ragin’ Cajun Facilities Inc. Student Housing and Parking Project, Refunding, 5.00%, 10/01/39	2,680,000	3,033,063
Shreveport Airport Cargo Project, Series C, Assured Guaranty, Pre-Refunded, 6.75%, 1/01/24	2,620,000	2,849,643
Shreveport Airport Cargo Project, Series C, Assured Guaranty, Pre-Refunded, 7.00%, 1/01/33	2,500,000	2,728,850
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/34	2,550,000	2,853,883
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/43	3,000,000	3,371,280
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Refunding, Series A, 5.00%, 7/01/35	5,000,000	5,681,400
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%, 7/01/39 .	3,500,000	3,894,835
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,457,400
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, 5.00%, 7/01/37	3,750,000	4,116,975
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	6,000,000	6,018,180
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30.	5,000,000	5,400,800
Loyola University Project, 5.00%, 10/01/41	5,000,000	5,253,100
Loyola University Project, Pre-Refunded, 5.00%, 10/01/39	5,000,000	5,558,100
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	5,000,000	6,074,550
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/34	3,000,000	3,419,610
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/46	10,000,000	11,205,800
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	4,950,000	5,528,011
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,092,450
Tulane University of Louisiana Project, Refunding, Series A, 5.00%, 12/15/41.	3,000,000	3,424,560
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37	5,540,000	6,203,027
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured Guaranty,
Pre-Refunded, 6.75%, 6/01/26	5,000,000	5,288,850
Louisiana State Gasoline and Fuels Tax Revenue,
first lien, Refunding, Series A, 5.00%, 5/01/41	3,000,000	3,433,050
second lien, Refunding, Series C-1, 5.00%, 5/01/43	5,000,000	5,577,500
Louisiana State GO,
Refunding, Series A, 5.00%, 9/01/36	5,000,000	5,762,250
Refunding, Series B, 5.00%, 8/01/27	5,000,000	6,012,550
Refunding, Series B, 5.00%, 8/01/28	5,000,000	5,967,450
Refunding, Series B, 5.00%, 8/01/29	2,575,000	3,061,675
Refunding, Series C, 5.00%, 8/01/27	7,200,000	8,601,480
Louisiana State Highway Improvement Revenue,
Series A, 5.00%, 6/15/30	2,860,000	3,320,260
Series A, 5.00%, 6/15/32	9,850,000	11,462,445

|78

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana State Public Facilities Authority Lease Revenue, Provident Group, Flagship Property, Louisiana
University Nicholson Gateway, Series A, 5.00%, 7/01/46	$6,500,000	$7,273,565
Louisiana State Transportation Authority Revenue, Refunding, Series A, 5.00%, 8/15/38	4,500,000	5,053,815
Louisiana State Unclaimed Property Special Revenue,
I-49 North Project, 5.00%, 9/01/26	3,000,000	3,525,330
I-49 North Project, 5.00%, 9/01/33	5,860,000	6,686,670
Louisiana State University and Agricultural and Mechanical College Revenue,
Board of Supervisors, Auxiliary, 5.00%, 7/01/37	4,000,000	4,481,080
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/29	1,000,000	1,165,350
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/30	1,040,000	1,206,837
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/34	1,000,000	1,143,690
Board of Supervisors, Auxiliary, Refunding, Series A, 5.00%, 7/01/40	4,500,000	5,072,895
Board of Supervisors, Auxiliary, Series A, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,585,850
New Orleans Aviation Board Revenue,
General Airport North Terminal Project, Series A, 5.00%, 1/01/48	10,000,000	11,447,200
Restructuring GARB, Series A-1, Assured Guaranty, Pre-Refunded, 6.00%, 1/01/23	2,000,000	2,158,540
New Orleans GO, Public Improvement, Series A, Assured Guaranty, Pre-Refunded, 5.125%, 12/01/30	10,055,000	10,265,250
New Orleans Sewage Service Revenue, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/29	500,000	551,985
Ouachita Parish East School District GO,
Refunding, Series A, 4.00%, 3/01/28	1,100,000	1,198,428
Refunding, Series A, 4.00%, 3/01/29	1,290,000	1,397,921
Refunding, Series A, 4.00%, 3/01/30	1,315,000	1,416,479
Refunding, Series A, 4.00%, 3/01/31	1,780,000	1,907,145
Refunding, Series A, 4.00%, 3/01/32	1,915,000	2,040,854
Port of New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty,
5.125%, 4/01/38	5,000,000	5,117,100
Ruston Sales Tax Revenue, AGMC Insured, 5.00%, 6/01/35	1,085,000	1,247,479
Shreveport GO, 5.00%, 8/01/29	4,790,000	5,438,039
Shreveport Limited Obligation Revenue, Independence Stadium Project, Refunding, BAM Insured, 5.00%,
3/01/27	1,500,000	1,761,600
Shreveport Water and Sewer Revenue, Series B, 5.00%, 12/01/41.	4,000,000	4,450,160
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	5,015,200
St. Tammany Parish Utilities Revenue,
Series B, 5.50%, 8/01/35	2,650,000	2,997,362
Series B, 5.00%, 8/01/44	3,290,000	3,631,732
Terrebonne Levee and Conservation District Public Improvement Sales Tax Revenue, 5.00%, 7/01/38	2,000,000	2,265,580
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured,
5.00%, 4/01/32	2,265,000	2,526,177
		410,596,079

U.S. Territories 1.7%
Puerto Rico 1.7%
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33.	6,450,000	4,466,625
[a] Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate, Series A, 6.375%, 8/01/39	10,000,000	2,675,000
		7,141,625
Total Municipal Bonds before Short Term Investments (Cost $405,008,956)		417,737,704

|79

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $400,000) 0.1%
Municipal Bonds 0.1%
Louisiana 0.1%
[b] Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage,
ACES, Refunding, Series A, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.78%, 9/01/17	$400,000	$400,000
Total Investments (Cost $405,408,956) 98.9%		418,137,704
Other Assets, less Liabilities 1.1%		4,733,417
Net Assets 100.0%.		$422,871,121

See Abbreviations on page 142.

[a]Defaulted security or security for which income has been deemed uncollectible.
[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|80

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)
Franklin Maryland Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.7%
Maryland 95.2%
Annapolis GO, Public Improvements and Refunding, 5.00%, 8/01/31	$1,250,000	$1,426,675
Anne Arundel County GO,
Consolidated General Improvements, Refunding, 5.00%, 4/01/33	3,140,000	3,670,252
Consolidated Water and Sewer, 5.00%, 4/01/41	12,620,000	14,129,731
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27, 5.00%,
1/01/28	1,965,000	2,089,601
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39	10,095,000	10,117,209
Baltimore County GO,
Metropolitan District, 78th Issue, Refunding, 5.00%, 2/01/39	2,900,000	3,414,112
Metropolitan District, 78th Issue, Refunding, 5.00%, 2/01/41	2,900,000	3,406,775
Baltimore Project Revenue,
Wastewater Projects, Series A, 5.00%, 7/01/38	8,930,000	10,205,383
Wastewater Projects, Series A, 5.00%, 7/01/41	14,435,000	16,277,050
Wastewater Projects, Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/38.	5,000,000	5,219,300
Wastewater Projects, Series C, Pre-Refunded, 5.125%, 7/01/34	1,835,000	1,991,030
Wastewater Projects, Series C, Pre-Refunded, 5.625%, 7/01/39	2,965,000	3,247,446
Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/46	15,000,000	17,371,500
Water Projects, Series A, 5.00%, 7/01/41	7,845,000	8,846,100
Water Projects, Subordinate, Series A, Pre-Refunded, 5.375%, 7/01/34	275,000	299,494
Water Projects, Subordinate, Series A, Pre-Refunded, 5.375%, 7/01/34	475,000	517,821
Water Projects, Subordinate, Series A, Pre-Refunded, 5.75%, 7/01/39	1,250,000	1,372,275
Baltimore Revenue, Water Projects, Refunding, Series B, 5.00%, 7/01/38	5,000,000	5,714,100
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%, 9/01/38	5,000,000	5,003,050
Frederick County GO, Public Improvements, Series A, Pre-Refunded, 5.00%, 3/01/34	8,580,000	9,188,579
Howard County Housing Commission Revenue,
Gateway Village Apartments, 4.00%, 6/01/46	2,000,000	2,037,840
Verona Oakland Mills Project, 5.00%, 10/01/28	10,000,000	11,291,000
Woodfield Oxford Square Apartments, 5.00%, 12/01/46	5,000,000	5,618,650
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%,
11/01/30	3,935,000	4,419,831
Maryland State Community Development Administration Department of Housing and CDR, Residential,
Series B, 4.75%, 9/01/39	5,335,000	5,472,430
Maryland State Community Development Administration Local Government Infrastructure Revenue,
Subordinate Obligations, Series A-2, 5.00%, 6/01/34	3,500,000	4,051,320
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	10,000,000	10,875,800
Maryland State EDC Student Housing Revenue,
Morgan State University Project, Refunding, 5.00%, 7/01/27	4,750,000	5,218,350
Salisbury University Project, Refunding, 5.00%, 6/01/34	2,040,000	2,168,887
Senior, Frostburg State University Project, Refunding, 5.00%, 10/01/33	5,000,000	5,334,150
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34	2,150,000	2,284,289
Senior, Towson University Project, 5.00%, 7/01/27	1,145,000	1,285,194
University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/35.	4,225,000	4,897,240
University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/43.	3,305,000	3,777,615
University Village at Sheppard Pratt, 5.00%, 7/01/27	1,500,000	1,624,725
University Village at Sheppard Pratt, 5.00%, 7/01/33	2,495,000	2,669,875
Maryland State GO, State and Local Facilities Loan of 2017, First Series A, 5.00%, 3/15/31	8,440,000	10,458,342
Maryland State Health and Higher Educational Facilities Authority Revenue,
Adventist HealthCare Issue, Series A, 5.50%, 1/01/46	8,000,000	9,130,880
Anne Arundel Health System Issue, Refunding, 5.00%, 7/01/39	10,000,000	11,064,300
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/29	2,000,000	2,236,560
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	2,000,000	2,236,560

Quarterly Statement of Investments | See Notes to Statements of Investments. | 81

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Maryland (continued)
Maryland State Health and Higher Educational Facilities Authority Revenue, (continued)
Charlestown Community Issue, Refunding, Series A, 5.00%, 1/01/45.	$4,170,000	$4,649,091
Edenwald Issue, Refunding, 5.25%, 1/01/37	3,400,000	3,784,846
Goucher College, Refunding, Series A, 5.00%, 7/01/34	1,500,000	1,696,665
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	11,000,000	12,998,810
Johns Hopkins Medical Institutions Utilities Program Issue, Refunding, Series A, 5.00%, 5/15/37	10,000,000	11,457,500
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	5,000,000	5,751,300
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	17,051,400
The Johns Hopkins University Issue, Series B, 5.00%, 7/01/38	5,000,000	5,816,350
LifeBridge Health Issue, Assured Guaranty, 5.00%, 7/01/34	9,385,000	9,409,870
LifeBridge Health Issue, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/34	1,560,000	1,564,727
LifeBridge Health Issue, Refunding, 5.00%, 7/01/47	3,000,000	3,394,470
LifeBridge Health Issue, Refunding, Assured Guaranty, 4.75%, 7/01/38	5,005,000	5,009,705
Loyola University Maryland, Refunding, 5.00%, 10/01/45	2,250,000	2,532,735
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	5,275,000	5,961,858
Maryland Institute College of Art, Pre-Refunded, 5.00%, 6/01/36	2,350,000	2,350,000
Maryland Institute College of Art, Refunding, 5.00%, 6/01/29	1,000,000	1,122,560
Maryland Institute College of Art, Refunding, 5.00%, 6/01/36	4,550,000	4,550,000
Maryland Institute College of Art, Refunding, 4.00%, 6/01/42	5,325,000	5,283,412
Medstar Health, Series A, 5.00%, 8/15/38.	5,000,000	5,558,250
Mercy Medical Center, Series A, Pre-Refunded, 5.00%, 7/01/37	10,000,000	10,030,000
Meritus Medical Center Issue, Refunding, 5.00%, 7/01/45.	8,535,000	9,321,671
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/27	655,000	656,742
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/34	5,000,000	5,012,950
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, Refunding, Series B, AMBAC
Insured, 5.00%, 7/01/38	6,200,000	6,202,914
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/45	6,330,000	6,957,556
University of Maryland Medical System Issue, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/28	15,000,000	15,697,950
University of Maryland Medical System Issue, Refunding, 5.00%, 7/01/35	2,100,000	2,403,933
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/39	10,000,000	11,373,000
Washington County Hospital Issue, Pre-Refunded, 5.75%, 1/01/38	2,500,000	2,568,600
Maryland State Stadium Authority Revenue, Baltimore City Public Schools, Construction and Revitalization
Program, 5.00%, 5/01/46.	5,085,000	5,818,918
Montgomery County GO,
Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20.	8,000,000	8,584,800
Consolidated Public Improvement, Refunding, Series A, 4.00%, 12/01/33.	7,000,000	7,563,920
Montgomery County Revenue,
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,843,904
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,527,727
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,789,914
Department of Liquor Control, Series A, 5.00%, 4/01/30.	1,935,000	2,187,943
Montgomery County Water Quality Protection Charge Revenue,
Series A, 5.00%, 4/01/30	1,855,000	2,049,460
Series A, 5.00%, 4/01/31	1,240,000	1,368,898
Prince George’s County COP, Public Safety Communications Center, 5.00%, 10/01/30.	2,060,000	2,296,323
Prince George’s County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%,
6/30/30	4,000,000	4,010,440

|82

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Washington Suburban Sanitary District GO,
Consolidated Public Improvement, Second Series, 5.00%, 6/01/37	$13,565,000	$16,147,640
Consolidated Public Improvement, Second Series, 4.00%, 6/01/43	8,070,000	8,603,346
		477,623,419
District of Columbia 0.5%
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,500,000	2,678,350
U.S. Territories 3.0%
Puerto Rico 3.0%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38.	5,000,000	3,462,500
Series XX, 5.25%, 7/01/40	5,000,000	3,462,500
[a] Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.75%, 8/01/37	11,425,000	3,056,188
First Subordinate, Series A, 6.00%, 8/01/42	18,160,000	4,857,800
		14,838,988
Total Municipal Bonds (Cost $493,700,540) 98.7%.		495,140,757
Other Assets, less Liabilities 1.3%		6,387,779
Net Assets 100.0%.		$501,528,536

See Abbreviations on page 142.

[a]Defaulted security or security for which income has been deemed uncollectible.

|83

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)
Franklin Massachusetts Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.5%
Massachusetts 99.5%
Boston GO, Refunding, Series B, 5.00%, 4/01/26	$6,160,000	$7,597,190
Boston Water and Sewer Commission Revenue, General, Refunding, Senior Series A, 4.00%, 11/01/28	4,400,000	4,919,288
Braintree GO, Refunding, 5.00%, 5/15/27	2,000,000	2,540,680
City of Quincy GO, Muni Purpose Loan, Refunding, 4.00%, 6/01/32	2,565,000	2,770,995
Dudley-Charlton Regional School District GO, Series B, NATL Insured, 5.25%, 5/01/19	3,140,000	3,387,495
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Refunding, Senior Series A, 5.25%, 7/01/30	4,000,000	5,199,280
Refunding, Series B, 5.00%, 7/01/33	2,500,000	2,950,250
Series A, 5.00%, 7/01/40	5,000,000	5,781,900
Massachusetts Commonwealth GO,
Consolidated Loan, Series A, 5.25%, 4/01/42	5,000,000	6,040,600
Consolidated Loan, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/37	10,000,000	10,065,000
Consolidated Loan, Series F, 4.00%, 11/01/29.	6,000,000	6,506,040
Refunding, Series A, AMBAC Insured, 5.50%, 8/01/30	5,000,000	6,531,450
Massachusetts Development Finance Agency Revenue,
Boston College Issue, Refunding, Series T, 5.00%, 7/01/42.	3,750,000	4,426,313
Boston University Issue, Series BB1, 4.00%, 10/01/46	5,000,000	5,169,000
Brandeis University Issue, Series N, 5.00%, 10/01/39.	5,000,000	5,221,450
The Broad Institute Issue, Series A, 5.375%, 4/01/41	15,000,000	16,959,900
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/46.	2,265,000	2,572,542
Harvard University Issue, Refunding, Series A, 4.00%, 7/15/29	5,000,000	5,752,650
Harvard University Issue, Refunding, Series A, 5.00%, 7/15/33	5,000,000	6,071,800
Lahey Clinic Obligated Group Issue, Refunding, Series F, 5.00%, 8/15/32.	2,975,000	3,422,946
Northeastern University Issue, Series A, 5.00%, 3/01/44	5,000,000	5,586,400
Partners Healthcare System Issue, Refunding, Series L, 5.00%, 7/01/41	5,000,000	5,513,650
Partners Healthcare System Issue, Refunding, Series O-2, 5.00%, 7/01/30	5,000,000	5,856,700
Sterling and Francine Clark Art Institute Issue, Pre-Refunded, 5.00%, 7/01/41	12,900,000	14,853,576
WGBH Educational Foundation Issue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	8,455,000	8,613,108
WGBH Educational Foundation Issue, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 1/01/36	7,490,000	7,670,060
Williams College Issue, Refunding, Series Q, 5.00%, 7/01/46	5,000,000	5,862,700
[a]Williams College Issue, Refunding, Series S, 4.00%, 7/01/46	5,000,000	5,293,150
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	4,983,742
Worcester Polytechnic Institute Issue, NATL Insured, Pre-Refunded, 5.00%, 9/01/37	9,880,000	9,978,405
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37.	2,970,000	2,994,235
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,822,700
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/33	10,000,000	10,372,600
Series B, 5.00%, 5/01/40	4,625,000	5,091,801
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Series B, 5.00%, 1/01/35	16,165,000	17,599,967
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28.	4,540,000	4,822,479
Issue I, Refunding, Series A, 5.50%, 1/01/22.	3,000,000	3,281,700
Massachusetts State Federal Highway Revenue, Grant Anticipation Notes, Accelerated Bridge Program,
Series A, 5.00%, 6/15/27	5,000,000	6,029,800
Massachusetts State Health and Educational Facilities Authority Revenue,
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23	765,000	765,880
Cape Cod Healthcare Obligated Group, Assured Guaranty, Pre-Refunded, 6.00%, 11/15/28.	3,000,000	3,362,070
Cape Cod Healthcare Obligated Group, Assured Guaranty, Pre-Refunded, 5.125%, 11/15/35	3,150,000	3,463,772
Children’s Hospital Issue, Series M, 5.25%, 12/01/39	7,000,000	7,696,710
Emmanuel College Issue, NATL Insured, Pre-Refunded, 5.00%, 7/01/37	8,000,000	8,024,240

Quarterly Statement of Investments | See Notes to Statements of Investments. | 84

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Health and Educational Facilities Authority Revenue, (continued)
Lesley University Issue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 7/01/39	$9,350,000	$10,168,966
Partners Healthcare System Issue, Refunding, Series J-1, 5.00%, 7/01/39	4,345,000	4,637,983
Southcoast Health System Obligated Group Issue, Series D, 5.00%, 7/01/39	5,500,000	5,750,910
Sterling and Francine Clark Art Institute Issue, Series B, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,593,900
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	498,469
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.25%, 12/01/27.	4,000,000	4,099,200
Housing, Refunding, Series A, 3.50%, 12/01/31.	5,805,000	5,865,720
Housing, Series C, 5.125%, 12/01/39	1,700,000	1,774,001
Housing, Series C, 5.35%, 12/01/49.	4,500,000	4,703,760
Housing, Series D, 5.05%, 6/01/40.	3,835,000	3,971,027
Housing, Series F, 3.15%, 12/01/32	2,185,000	2,186,814
Housing, Series F, 3.45%, 12/01/37	955,000	941,859
SF Housing, Series 159, 4.05%, 12/01/32.	2,055,000	2,094,189
SF Housing, Series 162, 3.15%, 12/01/32.	10,905,000	10,871,849
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series C, 5.00%, 8/15/31	6,000,000	7,149,120
Senior, Refunding, Series C, 5.00%, 11/15/34	5,000,000	5,976,000
Senior, Series B, 5.00%, 10/15/41	10,000,000	11,345,200
Series A, AMBAC Insured, Pre-Refunded, 4.75%, 8/15/32	15,000,000	15,114,750
Massachusetts State Special Obligation Dedicated Tax Revenue,
Refunding, NATL Insured, 5.50%, 1/01/25	10,900,000	13,663,913
Refunding, NATL Insured, 5.50%, 1/01/34	16,900,000	22,107,228
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%,
6/01/31	5,555,000	5,899,854
Massachusetts State Water Pollution Abatement Trust Revenue,
Massachusetts Water Resources Authority Program, Subordinate, Refunding, Series A, 5.75%,
8/01/29	250,000	250,855
Pooled Loan Program, Series 6, 5.50%, 8/01/30	195,000	195,624
Pooled Loan Program, Series 7, 5.125%, 2/01/31	260,000	260,699
State Revolving Fund, Refunding, 5.00%, 8/01/23	3,000,000	3,632,820
Massachusetts Water Resources Authority Revenue,
General, Green Bonds, Refunding, Series C, 5.00%, 8/01/40	5,000,000	5,878,350
General, Green Bonds, Series B, 5.00%, 8/01/40.	1,140,000	1,355,882
General, Green Bonds, Series B, 5.00%, 8/01/42.	3,145,000	3,734,436
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	7,125,581
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue,
senior lien, 5.00%, 7/01/41	7,500,000	8,360,025
senior lien, Refunding, 5.25%, 7/01/36	5,585,000	6,324,119
University of Massachusetts Building Authority Project Revenue,
Refunding, Senior Series 1, 5.00%, 11/01/44	4,000,000	4,576,160
Senior Series 1, 5.25%, 11/01/42.	5,000,000	6,083,900
Worcester GO,
Assured Guaranty, 5.00%, 11/01/37	3,000,000	3,046,050
Municipal Purpose Loan, 3.25%, 11/01/25	3,370,000	3,543,858
Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	3,160,260
Total Municipal Bonds before Short Term Investments (Cost $443,182,071)		470,369,545

|85

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $3,000,000) 0.6%
Municipal Bonds 0.6%
Massachusetts 0.6%
[b] Massachusetts Commonwealth GO, Consolidated Loan, Refunding, Series A, SPA Wells Fargo Bank, Daily
VRDN and Put, 0.70%, 3/01/26	$3,000,000	$3,000,000
Total Investments (Cost $446,182,071) 100.1%		473,369,545
Other Assets, less Liabilities (0.1)%.		(378,434)
Net Assets 100.0%.		$472,991,111

See Abbreviations on page 142.

[a]Security purchased on a when-issued basis.
[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|86

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)

Franklin Michigan Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.1%
Michigan 96.6%
Ann Arbor Public School District GO,
Refunding, 5.00%, 5/01/26	$750,000	$894,998
Refunding, 5.00%, 5/01/28	1,000,000	1,178,300
Refunding, 5.00%, 5/01/29	1,235,000	1,445,543
Battle Creek Water and Wastewater System Revenue, Series A, 5.00%, 6/01/36	1,300,000	1,481,532
Bloomfield Charter Township GO,
County of Oakland, Refunding, 5.00%, 5/01/27	680,000	837,536
County of Oakland, Refunding, 5.00%, 5/01/29	470,000	570,387
County of Oakland, Refunding, 5.00%, 5/01/32	1,000,000	1,187,930
[a] Byron Center Public Schools GO,
School Building and Site, Series I, 5.00%, 5/01/34	1,000,000	1,170,240
School Building and Site, Series I, 5.00%, 5/01/35	1,920,000	2,236,166
School Building and Site, Series I, 5.00%, 5/01/36	650,000	754,637
School Building and Site, Series I, 5.00%, 5/01/37	1,480,000	1,710,096
School Building and Site, Series I, 5.00%, 5/01/38	1,330,000	1,533,118
School Building and Site, Series I, 5.00%, 5/01/39	2,290,000	2,637,645
School Building and Site, Series I, 5.00%, 5/01/43	2,250,000	2,589,525
School Building and Site, Series I, 5.00%, 5/01/47	4,140,000	4,749,656
Caledonia Community Schools GO,
Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/25	1,000,000	1,210,210
Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/26	1,000,000	1,212,690
Central Michigan University Revenue,
General, Refunding, 5.00%, 10/01/30	1,910,000	2,211,016
General, Refunding, 5.00%, 10/01/31	1,055,000	1,215,951
General, Refunding, 5.00%, 10/01/34	1,600,000	1,823,568
General, Refunding, 5.00%, 10/01/39	2,000,000	2,247,140
Chippewa Valley Schools GO,
Refunding, 5.00%, 5/01/28	6,075,000	7,037,584
Refunding, 5.00%, 5/01/29	6,425,000	7,404,555
Refunding, 5.00%, 5/01/30	6,420,000	7,379,597
Refunding, 5.00%, 5/01/31	3,000,000	3,435,930
Refunding, 5.00%, 5/01/32	6,590,000	7,524,132
Commerce Charter Township GO, Capital Improvement, Refunding, 5.00%, 12/01/38	3,250,000	3,752,352
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%,
5/01/29	10,000,000	12,474,500
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,494,350
Detroit Water Supply System Revenue,
second lien, Series B, NATL Insured, 5.00%, 7/01/34	25,000	25,071
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	30,000	30,114
senior lien, Series B, BHAC Insured, Pre-Refunded, 5.25%, 7/01/35	17,500,000	18,314,275
DeWitt Public Schools GO,
School Building and Site, 5.00%, 5/01/30	500,000	597,915
School Building and Site, 5.00%, 5/01/33	815,000	958,350
School Building and Site, 5.00%, 5/01/34	1,000,000	1,170,260
School Building and Site, 5.00%, 5/01/35	1,000,000	1,164,670
School Building and Site, 5.00%, 5/01/36	1,000,000	1,161,890
Farmington Public School District GO,
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/27	1,000,000	1,190,150
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/28	2,000,000	2,364,480
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/32	4,035,000	4,666,720
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/33	2,900,000	3,338,480
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/34	3,000,000	3,439,860
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/35	1,000,000	1,142,830
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured, 5.00%, 10/01/28	3,590,000	3,600,160

Quarterly Statement of Investments | See Notes to Statements of Investments. | 87

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Grand Rapids Sanitary Sewer System Revenue,
Improvement and Refunding, 5.00%, 1/01/28	$1,560,000	$1,834,248
Improvement and Refunding, 5.00%, 1/01/29	1,000,000	1,172,450
Improvement and Refunding, 5.00%, 1/01/31	2,095,000	2,439,544
Improvement and Refunding, 5.00%, 1/01/32	1,175,000	1,357,384
Improvement and Refunding, 5.00%, 1/01/33	1,125,000	1,292,996
Improvement and Refunding, 5.00%, 1/01/34	1,000,000	1,145,420
Improvement and Refunding, 5.00%, 1/01/35	1,500,000	1,713,255
Improvement and Refunding, 5.00%, 1/01/39	880,000	994,902
Improvement and Refunding, 5.00%, 1/01/44	2,000,000	2,247,100
Refunding, 5.00%, 1/01/36	1,250,000	1,448,975
Refunding, 5.00%, 1/01/38	1,000,000	1,153,430
Grand Rapids Water Supply System Revenue,
Assured Guaranty, Pre-Refunded, 5.10%, 1/01/39.	3,000,000	3,195,750
Improvement and Refunding, 5.00%, 1/01/46	2,525,000	2,897,993
Grand Traverse County Hospital Finance Authority Revenue,
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/44	2,000,000	2,195,660
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/47	2,500,000	2,739,625
Grand Valley State University Revenue,
General, Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/28	17,165,000	17,861,556
General, Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	8,570,000	8,917,771
Refunding, Series A, 5.00%, 12/01/32	4,295,000	4,989,416
Grandville Public School District GO,
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/29.	750,000	869,153
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/30.	1,000,000	1,151,960
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/31.	1,150,000	1,318,613
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/32.	1,165,000	1,329,638
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/34.	1,315,000	1,487,962
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/35.	1,225,000	1,381,555
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/37.	2,915,000	3,270,193
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/40.	6,215,000	6,940,166
Holly Area School District GO,
Refunding, 5.00%, 5/01/30	1,045,000	1,189,116
Refunding, 5.00%, 5/01/32	1,040,000	1,174,368
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured
Guaranty, Pre-Refunded, 5.00%, 6/01/26	10,000,000	11,143,600
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
Bronson Methodist Hospital, AGMC Insured, Pre-Refunded, 5.25%, 5/15/36	5,530,000	6,177,674
Bronson Methodist Hospital, Refunding, AGMC Insured, 5.25%, 5/15/36	4,470,000	4,844,586
Bronson Methodist Hospital, Refunding, Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,238,910
Kelloggsville Public Schools GO,
School Building and Site, AGMC Insured, 5.00%, 5/01/33	1,045,000	1,188,729
School Building and Site, AGMC Insured, 5.00%, 5/01/35	1,150,000	1,298,684
School Building and Site, AGMC Insured, 5.00%, 5/01/38	3,815,000	4,288,365
Kent County GO,
Capital Improvement, 5.00%, 6/01/32	1,305,000	1,561,550
Capital Improvement, 5.00%, 6/01/33	1,275,000	1,517,747
Kentwood Public Schools GO,
School Building and Site, 5.00%, 5/01/35	1,205,000	1,401,295
School Building and Site, 5.00%, 5/01/36	1,205,000	1,397,198
School Building and Site, 5.00%, 5/01/38	1,210,000	1,395,820
School Building and Site, 5.00%, 5/01/41	1,120,000	1,287,283
School Building and Site, 5.00%, 5/01/44	1,800,000	2,062,800

|88

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
L’Anse Creuse Public Schools GO,
Refunding, 5.00%, 5/01/28	$5,230,000	$6,158,430
Refunding, 5.00%, 5/01/30	5,560,000	6,460,442
Refunding, 5.00%, 5/01/32	5,890,000	6,780,568
Refunding, 5.00%, 5/01/34	6,220,000	7,099,010
Refunding, 5.00%, 5/01/35	2,840,000	3,230,614
Lansing Board of Water and Light Utility System Revenue, Series A, 5.50%, 7/01/41	10,000,000	11,471,900
Lansing Community College GO, College Building and Site, Refunding, 5.00%, 5/01/32.	3,000,000	3,423,000
Lansing School District GO,
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/36	1,395,000	1,591,681
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/37	1,490,000	1,693,892
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/39	2,125,000	2,401,717
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/40	2,200,000	2,482,876
Lapeer Community Schools GO,
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/33	4,400,000	4,563,944
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/37	4,325,000	4,486,149
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated Group,
Refunding, Series B, 6.00%, 11/15/35	5,000,000	5,872,000
Livonia Public Schools School District GO,
School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/36	5,725,000	6,373,070
School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/38	6,000,000	6,651,720
School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/43	16,850,000	18,555,557
Mason County CSD,
GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%, 5/01/25	1,050,000	1,262,247
GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%, 5/01/26	1,100,000	1,303,071
Mattawan Consolidated School District GO,
Series I, 5.00%, 5/01/30.	1,000,000	1,159,640
Series I, 5.00%, 5/01/31.	1,915,000	2,210,408
Series I, 5.00%, 5/01/32.	1,110,000	1,275,290
Series I, 5.00%, 5/01/34.	2,325,000	2,648,291
Series I, 5.00%, 5/01/39.	3,375,000	3,798,765
Meridian Public School District GO,
Refunding, 5.00%, 5/01/27	735,000	869,527
Refunding, 5.00%, 5/01/29	775,000	904,712
Refunding, 5.00%, 5/01/31	1,130,000	1,305,173
Michigan Finance Authority Revenue,
Clean Water Revolving Fund, Refunding, Series B, 4.00%, 10/01/30	2,750,000	3,054,782
Henry Ford Health System, Refunding, 5.00%, 11/15/30	4,930,000	5,775,446
Henry Ford Health System, Refunding, 5.00%, 11/15/32	2,725,000	3,156,940
Henry Ford Health System, Refunding, 5.00%, 11/15/41	32,015,000	36,067,779
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/28	5,585,000	6,429,899
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/29	5,865,000	6,715,894
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	11,208,401
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	13,164,000
Hospital, Sparrow Obligated Group, AGMC Insured, 5.00%, 11/15/42	8,000,000	8,831,840
State Revolving Fund, Clean Water, 5.00%, 10/01/28	3,000,000	3,520,020
State Revolving Fund, Clean Water, 5.00%, 10/01/29	3,000,000	3,513,330
State Revolving Fund, Clean Water, 5.00%, 10/01/32	2,000,000	2,313,480
Michigan Hospital Finance Authority Revenue,
Ascension Health Senior Credit Group, Refunding, Series F-7, 5.00%, 11/15/46	5,000,000	5,702,250
Ascension Health Senior Credit Group, Refunding, Series F-8, 5.00%, 11/15/47	10,000,000	11,395,800
Hospital, Sparrow Obligated Group, NATL Insured, 5.00%, 11/15/31	2,410,000	2,449,910
Hospital, Sparrow Obligated Group, NATL Insured, Pre-Refunded, 5.00%, 11/15/31	6,090,000	6,202,421
Hospital, Sparrow Obligated Group, Pre-Refunded, 5.00%, 11/15/31.	7,060,000	7,190,328
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	2,940,000	2,988,422
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36.	6,165,000	6,254,331

|89

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan Hospital Finance Authority Revenue, (continued)
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/26.	$2,065,000	$2,338,860
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/27.	2,285,000	2,578,805
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/28.	2,615,000	2,939,417
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/35.	2,250,000	2,471,287
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,507,550
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	915,000	987,770
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/45.	20,000,000	22,576,200
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33	24,085,000	26,019,025
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	20,000,000	21,811,600
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	555,000	592,640
Facilities Program, Refunding, Series I, 5.00%, 4/15/41	13,000,000	14,856,920
Facilities Program, Refunding, Series I, 5.00%, 10/15/46	6,500,000	7,394,660
Facilities Program, Refunding, Series I-A, 5.00%, 10/15/33	5,000,000	5,711,800
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,250,780
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/47	5,000,000	5,687,200
Facilities Program, Series I, Pre-Refunded, 6.25%, 10/15/38	14,445,000	15,479,695
Michigan State HDA Rental Housing Revenue, Series A, 5.25%, 10/01/46	1,270,000	1,351,585
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, Pre-Refunded, 5.25%, 9/15/27	10,000,000	10,122,800
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Pollution Control
Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,602,070
Michigan State Technological University Revenue, General, Refunding, Series A, 5.00%, 10/01/45	2,400,000	2,726,472
Michigan State University Revenue,
General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	15,883,791
General, Series A, 5.00%, 8/15/40	8,500,000	9,820,050
Muskegon County GO,
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/33	1,360,000	1,590,438
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/36	1,735,000	2,007,811
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	3,000,000	3,257,190
Oakland Schools Intermediate School District GO,
Refunding, 5.00%, 5/01/35	1,500,000	1,757,190
Refunding, 5.00%, 5/01/36	1,005,000	1,176,453
Oakland University Board of Trustees Revenue,
General, 5.00%, 3/01/47	7,230,000	8,185,444
General, Refunding, 5.00%, 3/01/27	1,000,000	1,169,670
General, Refunding, 5.00%, 3/01/30	1,010,000	1,162,288
General, Refunding, 5.00%, 3/01/31	1,260,000	1,443,267
General, Refunding, 5.00%, 3/01/32	1,000,000	1,138,160
General, Refunding, 5.00%, 3/01/33	1,285,000	1,457,460
General, Refunding, 5.00%, 3/01/34	1,000,000	1,130,280
General, Refunding, 5.00%, 3/01/39	3,000,000	3,353,790
Rochester Community School District GO,
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/30	3,350,000	3,953,301
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/31	1,500,000	1,761,060
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/32	5,575,000	6,511,767
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/35	6,450,000	7,435,108
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/36	2,800,000	3,220,560
Rockford Public Schools GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/33	5,000,000	5,183,950
Roseville School District GO,
Refunding, 5.00%, 5/01/26	1,400,000	1,678,502
Refunding, 5.00%, 5/01/27	1,370,000	1,635,958
Refunding, 5.00%, 5/01/28	3,040,000	3,610,821
Refunding, 5.00%, 5/01/29	3,300,000	3,893,604
Refunding, 5.00%, 5/01/30	1,620,000	1,899,968
Refunding, 5.00%, 5/01/31	1,585,000	1,850,281

|90

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/27	$3,350,000	$3,902,448
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/28	2,500,000	2,895,375
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/39	17,500,000	19,406,275
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	10,000,000	10,898,000
Saginaw City School District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%,
5/01/38	10,555,000	10,948,279
Saginaw Valley State University Revenue,
General, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	7,050,000	7,359,213
General, Refunding, Series A, 5.00%, 7/01/30	1,750,000	2,048,882
General, Refunding, Series A, 5.00%, 7/01/31	2,170,000	2,527,421
General, Refunding, Series A, 5.00%, 7/01/33	1,240,000	1,429,286
Saline Area Schools GO,
County of Washtenaw, School Building and Site, 5.00%, 5/01/30	1,400,000	1,642,452
County of Washtenaw, School Building and Site, 5.00%, 5/01/31	500,000	583,585
County of Washtenaw, School Building and Site, 5.00%, 5/01/34	2,750,000	3,163,050
County of Washtenaw, School Building and Site, 5.00%, 5/01/36	2,950,000	3,370,847
South Haven Public Schools GO,
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/33	350,000	394,209
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/35	1,575,000	1,761,086
Trenton Public Schools GO,
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/31	4,575,000	4,745,464
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/38	8,150,000	8,453,669
Troy City School District GO,
Refunding, 5.00%, 5/01/25	1,000,000	1,210,210
Refunding, 5.00%, 5/01/26	1,230,000	1,466,824
University of Michigan Revenue,
General, Refunding, 5.00%, 4/01/46	2,000,000	2,346,880
General, Refunding, Series A, 5.00%, 4/01/37	2,700,000	3,237,705
General, Refunding, Series A, 5.00%, 4/01/42	26,635,000	31,711,098
Refunding, Series A, 5.00%, 4/01/47	5,000,000	5,924,550
Warren Consolidated School District GO, School Building and Site, 5.00%, 5/01/32	2,500,000	2,774,600
Wayne County Airport Authority Revenue,
Detroit Metropolitan Wayne County Airport, Refunding, NATL Insured, 5.00%, 12/01/27	9,910,000	10,101,362
Detroit Metropolitan Wayne County Airport, Refunding, NATL Insured, 5.00%, 12/01/28	10,170,000	10,363,332
Wayne State University Revenue,
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/28	10,455,000	11,076,550
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/35	9,965,000	10,557,419
General, Refunding, AGMC Insured, 5.00%, 11/15/28	13,095,000	13,770,571
General, Refunding, AGMC Insured, 5.00%, 11/15/35	12,470,000	13,067,438
General, Refunding, Series A, 5.00%, 11/15/31	1,860,000	2,129,198
General, Refunding, Series A, 5.00%, 11/15/33	1,500,000	1,697,730
Western Michigan University Revenue,
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/28	5,500,000	5,711,035
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/32	6,410,000	6,655,952
Refunding, Series A, 5.00%, 11/15/26	1,500,000	1,788,915
Refunding, Series A, 5.00%, 11/15/27	2,160,000	2,541,758
Refunding, Series A, 5.00%, 11/15/28	1,635,000	1,909,876
Refunding, Series A, 5.00%, 11/15/29	2,000,000	2,320,700
Refunding, Series A, 5.00%, 11/15/30	2,500,000	2,887,350
Refunding, Series A, 5.00%, 11/15/40	1,560,000	1,747,450
Refunding, Series A, 5.00%, 11/15/45	2,000,000	2,234,380
Zeeland Public Schools GO,
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/31	1,530,000	1,760,158
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/33	2,000,000	2,279,600
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/34	2,000,000	2,270,560

|91

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Zeeland Public Schools GO, (continued)
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/35	$2,000,000	$2,263,060
		1,018,560,616

U.S. Territories 1.5%
Puerto Rico 1.5%
[b] Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.375%, 8/01/39	9,000,000	2,407,500
First Subordinate, Series A, 6.375%, 8/01/39	10,000,000	2,675,000
First Subordinate, Series A, 6.00%, 8/01/42	25,000,000	6,687,500
First Subordinate, Series C, 5.50%, 8/01/40	15,000,000	4,012,500
		15,782,500
Total Municipal Bonds before Short Term Investments (Cost $1,032,056,584)		1,034,343,116
Short Term Investments 3.0%
Municipal Bonds 3.0%
Michigan 3.0%
[c] Green Lake Township Economic Development Corp. Revenue, Interlochen Center for the Arts Project,
Refunding, LOC Harris Trust & Savings Bank, Daily VRDN and Put, 0.78%, 6/01/34	7,900,000	7,900,000
[c] University of Michigan Revenue, General, Series A, SPA Wells Fargo Bank, Daily VRDN and Put, 0.59%,
4/01/38	23,500,000	23,500,000
Total Short Term Investments (Cost $31,400,000)		31,400,000
Total Investments (Cost $1,063,456,584) 101.1%		1,065,743,116
Other Assets, less Liabilities (1.1)%		(11,809,614)
Net Assets 100.0%		$1,053,933,502

See Abbreviations on page 142.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|92

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)

Franklin Minnesota Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.8%
Minnesota 98.8%
Alexandria ISD No. 206 GO, School Building, Minnesota School District Credit Enhancement Program,
Series A, 5.00%, 2/01/37	$11,700,000	$13,097,916
Anoka-Hennepin ISD No. 11 GO, Anoka and Hennepin Counties, School Building, Minnesota School
District Credit Enhancement Program, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	6,485,352
Bemidji GO, Sales Tax Revenue, Refunding, 5.25%, 2/01/38	12,055,000	13,574,412
Big Lake ISD No. 727 GO,
Refunding, Series B, 5.00%, 2/01/23	2,990,000	3,480,779
Refunding, Series B, 5.00%, 2/01/24	3,000,000	3,483,600
Refunding, Series B, 5.00%, 2/01/25	1,225,000	1,421,270
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24	1,055,000	1,072,070
Brainerd ISD No. 181 GO,
School Building, Refunding, Series A, 4.00%, 2/01/19	5,025,000	5,279,516
School Building, Refunding, Series A, 4.00%, 2/01/20	5,025,000	5,271,024
Cambridge ISD No. 911 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
3.00%, 2/01/27	3,410,000	3,534,635
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
3.00%, 2/01/30	5,585,000	5,650,400
Center City Health Care Facilities Revenue, Hazelden Foundation Project, 5.00%, 11/01/41.	1,600,000	1,654,480
Central Municipal Power Agency Revenue,
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/32	1,150,000	1,289,852
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/42	1,615,000	1,783,251
Chaska ISD No. 112 GO,
Alternative Facilities, Minnesota School District Credit Enhancement Program, Refunding, Series A,
5.00%, 2/01/20	4,135,000	4,562,724
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/20	4,475,000	4,821,007
Circle Pines ISD No. 12 GO,
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation,
Series A, zero cpn., 2/01/32	1,450,000	858,951
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation,
Series A, zero cpn., 2/01/34	1,600,000	854,112
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation,
Series A, zero cpn., 2/01/35	350,000	178,259
Cloquet Public Schools ISD No. 94 GO, School Building, Series B, 5.00%, 2/01/32	3,615,000	4,307,634
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	985,000	1,036,407
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A,
5.125%, 1/01/35	2,625,000	2,632,508
Duluth ISD No. 709 COP,
Full Term Certificates, Series B, AGMC Insured, Pre-Refunded, 5.00%, 2/01/28	18,890,000	20,153,174
Full Term Certificates, Series B, Pre-Refunded, 4.75%, 2/01/25	8,445,000	8,975,093
Refunding, Series A, 5.00%, 2/01/25	1,015,000	1,226,120
Refunding, Series A, 5.00%, 2/01/26	2,740,000	3,324,743
Refunding, Series A, 4.00%, 2/01/27	3,750,000	4,197,675
Refunding, Series A, 4.00%, 2/01/28	1,500,000	1,665,480
Duluth ISD No. 709 GO,
Refunding, Series B, 4.00%, 2/01/25	3,450,000	3,942,729
Refunding, Series B, 2.50%, 2/01/26	2,840,000	2,867,662
Elk River ISD No. 728 GO, School Building, Elk River Area Schools, Series A, 4.00%, 2/01/32	6,130,000	6,600,723

Quarterly Statement of Investments | See Notes to Statements of Investments. | 93

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Farmington ISD No. 192 GO,
School Building, Refunding, Series C, 5.00%, 2/01/24	$7,165,000	$8,651,809
School Building, Series A, 4.00%, 2/01/28	5,230,000	5,845,676
Fergus Falls ISD No. 544 GO, School Building, Minnesota School District Credit Enhancement Program,
Series A, AGMC Insured, 5.00%, 1/01/25	1,655,000	1,692,866
Fridley ISD No. 14 GO, School Building, Fridley Public Schools, Series A, 4.00%, 2/01/28	1,005,000	1,131,650
Hennepin County Regional Railroad Authority GO,
Refunding, Series A, 4.00%, 12/01/27	2,475,000	2,611,274
Refunding, Series A, 4.00%, 12/01/28	1,590,000	1,673,570
Hennepin County Sales Tax Revenue,
Ballpark Project, first lien, Series A, Pre-Refunded, 4.75%, 12/15/37	25,000,000	25,521,750
Ballpark Project, second lien, Series B, 5.00%, 12/15/17	1,740,000	1,778,402
Ballpark Project, second lien, Series B, 5.00%, 12/15/21	5,000,000	5,109,550
Hermantown ISD No. 700 GO, School Building, Series A, 4.00%, 2/01/29	2,310,000	2,531,575
Hutchinson ISD No. 423 GO, School Building, Series A, 5.00%, 2/01/28	1,685,000	2,057,924
Jackson County GO, Capital Improvement Plan, Series A, 3.125%, 2/01/38	3,000,000	3,007,920
Jordan ISD No. 717 GO,
School Building, Series A, 5.00%, 2/01/31	1,460,000	1,712,697
School Building, Series A, 5.00%, 2/01/32	2,000,000	2,342,640
School Building, Series A, 5.00%, 2/01/33	1,700,000	2,015,350
School Building, Series A, 5.00%, 2/01/34	1,805,000	2,139,828
School Building, Series A, 5.00%, 2/01/35	1,000,000	1,185,500
Lakeville GO,
Refunding, Series B, 4.00%, 2/01/21	1,000,000	1,101,730
Refunding, Series B, 3.00%, 2/01/30	4,690,000	4,765,462
Lakeville ISD No. 194 GO, Alternative Facilities, Series B, 3.00%, 2/01/25	3,560,000	3,753,166
Maple Grove GO,
Improvement, Refunding, Series A, 4.00%, 2/01/21	2,100,000	2,317,602
Improvement, Refunding, Series A, 4.00%, 2/01/22	2,470,000	2,772,674
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series C, 5.00%, 3/01/24	6,250,000	7,669,437
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and
Clinics, Series A-1, AGMC Insured, 5.00%, 8/15/34	1,000,000	1,087,820
Minneapolis and St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series A, 5.00%, 11/15/26	2,000,000	2,469,420
Allina Health System, Refunding, Series A, 5.00%, 11/15/27	2,000,000	2,473,540
Minneapolis Health Care System Revenue,
Fairview Health Services, Refunding, Series A, 5.00%, 11/15/44	10,000,000	11,298,900
Fairview Health Services, Series B, Assured Guaranty, 6.50%, 11/15/38	29,485,000	31,512,978
Fairview Health Services, Series B, Assured Guaranty, Pre-Refunded, 6.50%, 11/15/38	5,515,000	5,953,001
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue,
Senior, Refunding, Series A, 5.00%, 1/01/26.	6,000,000	7,443,420
Senior, Refunding, Series A, 5.00%, 1/01/30.	11,750,000	14,315,025
Senior, Refunding, Series A, 5.00%, 1/01/35.	9,295,000	10,071,040
Senior, Refunding, Series C, 5.00%, 1/01/34	2,870,000	3,420,810
Senior, Refunding, Series C, 5.00%, 1/01/35	4,025,000	4,778,802
Senior, Refunding, Series C, 5.00%, 1/01/41	19,655,000	23,029,174
Senior, Refunding, Series C, 5.00%, 1/01/46	15,500,000	18,076,410
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/26	1,250,000	1,420,088
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,703,400
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/28	2,250,000	2,548,755

|94

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/30.	$14,600,000	$15,847,132
Health Care Facilities, Essentia Health Obligated Group, Series E, Assured Guaranty, 5.00%,
2/15/37.	20,600,000	21,036,514
Minnesota Public Facilities Authority State Revenue,
Revolving Fund, Refunding, Series A, 5.00%, 3/01/24	17,010,000	20,811,905
Revolving Fund, Series C, Pre-Refunded, 5.00%, 3/01/26	16,530,000	18,306,975
Minnesota State 911 Revenue,
Public Safety Radio Communication System Project, Assured Guaranty, Pre-Refunded, 4.50%,
6/01/22.	1,000,000	1,069,570
Public Safety Radio Communication System Project, Assured Guaranty, Pre-Refunded, 4.50%,
6/01/24.	3,745,000	4,005,540
Public Safety Radio Communication System Project, Assured Guaranty, Pre-Refunded, 5.00%,
6/01/24.	3,000,000	3,121,740
Minnesota State Colleges and Universities Revenue,
Board of Trustees, Fund, Refunding, Series A, 5.00%, 10/01/22	1,410,000	1,663,885
Board of Trustees, Fund, Series A, 4.00%, 10/01/24	1,535,000	1,717,220
Board of Trustees, Fund, Series A, 5.00%, 10/01/28	2,135,000	2,439,814
Board of Trustees, Fund, Series A, 4.625%, 10/01/29	6,615,000	7,095,910
Minnesota State COP, Legislative Office Facility Project, 5.00%, 6/01/36	4,115,000	4,725,419
Minnesota State General Fund Revenue,
Appropriation, Refunding, Series A, 4.00%, 3/01/26	4,000,000	4,424,800
Appropriation, Refunding, Series A, 3.00%, 3/01/30	5,000,000	5,026,250
Appropriation, Refunding, Series B, 5.00%, 3/01/22	1,530,000	1,790,100
Appropriation, Series A, 5.00%, 6/01/32.	7,000,000	8,227,240
Appropriation, Series A, 5.00%, 6/01/38.	8,500,000	9,710,655
Minnesota State GO,
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,006,500
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	10,065,000
Highway and Various Purpose, Pre-Refunded, 5.00%, 8/01/23	3,000,000	3,019,495
Various Purpose, Refunding, Series F, 4.00%, 10/01/24	12,720,000	14,515,555
Various Purpose, Refunding, Series F, 4.00%, 10/01/25	15,000,000	16,972,950
Various Purpose, Series A, 5.00%, 8/01/28	5,570,000	6,935,151
Various Purpose, Series A, Pre-Refunded, 4.25%, 12/01/27	5,000,000	5,399,750
Various Purpose, Series A, Pre-Refunded, 4.50%, 12/01/28	15,540,000	16,877,683
Various Purpose, Series H, 5.00%, 11/01/27	325,000	355,576
Various Purpose, Series H, Pre-refunded, 5.00%, 11/01/27	2,175,000	2,379,080
Minnesota State HFA Homeownership Finance Revenue,
MBS Program, Series E, GNMA Secured, 4.45%, 7/01/31	2,875,000	3,028,554
MBS Program, Series G, GNMA Secured, 4.00%, 7/01/26	1,565,000	1,648,806
MBS Program, Series G, GNMA Secured, 4.40%, 7/01/32	2,605,000	2,742,231
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,864,299
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,500,255
Residential Housing Finance, Refunding, Series B, 3.10%, 7/01/35	8,920,000	8,720,103
Residential Housing Finance, Series E, 4.90%, 7/01/29	6,695,000	6,921,960
Residential Housing Finance, Series E, 5.10%, 1/01/40	6,350,000	6,555,740
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Series 7-D, Pre-Refunded, 5.00%, 3/01/40	4,000,000	4,280,120
College of St. Olaf, Refunding, Series 8-N, 4.00%, 10/01/33	1,500,000	1,608,525
College of St. Olaf, Refunding, Series 8-N, 4.00%, 10/01/35	500,000	531,590

|95

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Minnesota State Higher Education Facilities Authority Revenue, (continued)
Macalester College, Series 7-I, 5.00%, 6/01/35	$5,000,000	$5,515,800
University of St. Thomas, Refunding, Series 8-L, 5.00%, 4/01/35	750,000	867,998
University of St. Thomas, Refunding, Series 8-M, 4.00%, 4/01/22	1,215,000	1,352,174
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	5,849,969
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,810,925
University of St. Thomas, Series 8-L, 4.00%, 4/01/31	4,200,000	4,536,840
Minnesota State Municipal Power Agency Electric Revenue,
4.00%, 10/01/41	4,680,000	4,987,336
5.00%, 10/01/47	4,650,000	5,356,288
Refunding, Series A, 4.00%, 10/01/31	1,265,000	1,377,066
Refunding, Series A, 4.00%, 10/01/32	1,200,000	1,300,488
Refunding, Series A, 4.00%, 10/01/33	1,000,000	1,078,920
Refunding, Series A, 5.00%, 10/01/34	1,000,000	1,142,560
Refunding, Series A, 5.00%, 10/01/35	1,005,000	1,144,715
Series A, 5.25%, 10/01/35	12,000,000	13,365,960
New London Spicer ISD No. 345 GO,
School Building, Series A, 4.00%, 2/01/28	1,160,000	1,306,183
School Building, Series A, 4.00%, 2/01/29	1,095,000	1,214,903
School Building, Series A, 4.00%, 2/01/31	1,300,000	1,423,318
New Prague ISD No. 721 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/22	3,090,000	3,392,665
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/23	3,045,000	3,324,988
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/24	3,245,000	3,528,840
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/25	3,300,000	3,570,303
Northern Municipal Power Agency Electric System Revenue,
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,536,545
Series A, 5.00%, 1/01/30	1,190,000	1,353,780
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/26	2,000,000	2,046,920
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	3,586,862
Perham ISD No. 549 GO,
Perham Dent Public Schools, School Building, Series A, 4.00%, 2/01/27	715,000	798,012
Perham Dent Public Schools, School Building, Series A, 4.00%, 2/01/28	1,045,000	1,155,383
Perham Dent Public Schools, School Building, Series A, 4.00%, 2/01/29	500,000	546,350
Ramsey GO,
Capital Improvement Plan, Refunding, Series A, 3.00%, 12/15/28	1,105,000	1,129,465
Capital Improvement Plan, Refunding, Series A, 3.375%, 12/15/31	1,215,000	1,262,349
Rochester Electricity Utility Revenue,
Refunding, Series A, 5.00%, 12/01/42	2,000,000	2,349,840
Refunding, Series A, 5.00%, 12/01/47	9,210,000	10,746,136
Series B, 5.00%, 12/01/43	1,000,000	1,147,600
Rochester Health Care Facilities Revenue,
Mayo Clinic, Mandatory Put 11/15/21, Series C, 4.50%, 11/15/38	10,190,000	11,551,180
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/33	4,425,000	5,680,505
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/34	10,235,000	13,161,186
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/35	5,000,000	6,441,650
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/36	3,200,000	4,126,592
Mayo Clinic, Series D, 5.00%, 11/15/38	5,000,000	5,446,250

|96

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Rochester Health Care Facilities Revenue, (continued)
Mayo Clinic, Series E, 5.00%, 11/15/38		$20,000,000	$21,785,000
Rosemount ISD No. 196 GO,
School Building, Refunding, Series C, 4.00%, 2/01/21		1,365,000	1,506,441
School Building, Refunding, Series C, 4.00%, 2/01/22		2,380,000	2,677,381
Sartell ISD No. 748 GO,
Capital Appreciation, School Building, Series B, zero cpn., 2/01/36		3,000,000	1,599,450
Capital Appreciation, School Building, Series B, zero cpn., 2/01/37		2,820,000	1,436,875
Capital Appreciation, School Building, Series B, zero cpn., 2/01/38		5,220,000	2,549,291
Capital Appreciation, School Building, Series B, zero cpn., 2/01/39		2,820,000	1,316,150
School Building, Series A, 5.00%, 2/01/26		1,500,000	1,835,790
School Building, Series A, 5.00%, 2/01/27		2,075,000	2,531,251
Scott County GO, Capital Improvement Plan, Series A, AMBAC Insured, 5.00%, 12/01/27		5,590,000	5,691,850
South Washington County ISD No. 833 GO,
School Building, Series A, 4.00%, 2/01/29		4,220,000	4,682,090
School Building, Series A, 4.00%, 2/01/30		9,640,000	10,616,918
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19		5,875,000	5,759,204
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20		14,035,000	13,533,389
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23		4,000,000	3,609,920
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26		5,395,000	4,404,640
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27		6,600,000	5,178,558
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18		15,935,000	15,833,494
Refunding, Series A, 5.00%, 1/01/46		9,345,000	10,627,227
Series A, Pre-Refunded, 5.00%, 1/01/21		1,000,000	1,063,700
Series A, Pre-Refunded, 5.00%, 1/01/22		2,060,000	2,191,222
Series A, Pre-Refunded, 5.50%, 1/01/24		1,000,000	1,071,480
Series A, Pre-Refunded, 5.25%, 1/01/30		2,000,000	2,135,180
St. Cloud Health Care Revenue,
CentraCare Health System, Refunding, Series A, 5.125%, 5/01/30		750,000	820,500
CentraCare Health System, Refunding, Series A, 4.00%, 5/01/37		12,310,000	12,911,713
CentraCare Health System, Series A, Pre-Refunded, 5.125%, 5/01/30		9,250,000	10,328,642
CentraCare Health System Project, Series D, Assured Guaranty, Pre-Refunded, 5.375%, 5/01/31		1,000,000	1,082,360
CentraCare Health System Project, Series D, Assured Guaranty, Pre-Refunded, 5.50%, 5/01/39		27,400,000	29,721,328
St. Cloud Public Schools ISD No. 742 COP, 4.00%, 2/01/38		1,000,000	1,036,010
St. Cloud Public Schools ISD No. 742 GO,
Series A, 4.00%, 2/01/28		2,080,000	2,329,954
Series A, 4.00%, 2/01/29		1,000,000	1,112,740
Series B, 4.00%, 2/01/30		4,060,000	4,537,943
Series B, 4.00%, 2/01/36		2,500,000	2,693,200
Series B, 4.00%, 2/01/37		2,250,000	2,416,770
St. Michael ISD No. 885 GO, Refunding, Series A, 4.25%, 2/01/32		10,295,000	11,157,309
St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series A-1, 5.25%, 11/15/29		2,440,000	2,679,193
Allina Health System, Series A, NATL Insured, 5.00%, 11/15/22		5,000,000	5,089,100
Allina Health System, Series A-1, Pre-Refunded, 5.25%, 11/15/29		2,560,000	2,819,456
St. Paul ISD No. 625 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series B,
5.00%, 2/01/24		2,925,000	3,467,587
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/30	.	1,385,000	1,397,894
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/31	.	1,195,000	1,202,803

|97

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
St. Paul Sales Tax Revenue,
Series G, 5.00%, 11/01/31	$1,000,000	$1,164,360
Series G, 5.00%, 11/01/32	1,000,000	1,159,970
sub. bond, Series A, XLCA Insured, Pre-Refunded, 5.00%, 11/01/30	7,360,000	7,483,942
University of Minnesota GO,
Series A, 4.00%, 2/01/26	2,425,000	2,695,436
Series A, 5.25%, 4/01/29	1,000,000	1,075,220
Series A, 5.125%, 4/01/34	1,000,000	1,069,200
Series A, 5.00%, 4/01/41	5,000,000	5,845,900
Series B, 5.00%, 1/01/38	4,500,000	5,174,910
University of Minnesota Revenue,
Special Purpose, State Supported Stadium Debt, Refunding, Series A, 5.00%, 8/01/25.	5,000,000	6,217,050
Special Purpose, State Supported Stadium Debt, Refunding, Series A, 5.00%, 8/01/28.	7,225,000	8,661,980
State Supported Biomedical Science Research Facilities Funding Program, Series B, 5.00%,
8/01/36.	5,000,000	5,672,100
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	3,000,000	3,101,070
Western Minnesota Municipal Power Agency Revenue,
Refunding, Series A, 5.00%, 1/01/24	5,000,000	5,899,850
Refunding, Series A, 5.00%, 1/01/25	3,370,000	3,966,658
Refunding, Series A, 5.00%, 1/01/29	1,200,000	1,398,552
Refunding, Series A, 5.00%, 1/01/35	3,000,000	3,499,830
Refunding, Series A, 5.00%, 1/01/36	2,035,000	2,355,574
Series A, 5.00%, 1/01/20	3,725,000	4,097,425
Series A, 5.00%, 1/01/40	8,075,000	9,103,513
Series A, 5.00%, 1/01/46	11,870,000	13,306,389
Willmar GO, Rice Memorial Hospital Project, Refunding, Series A, 3.00%, 2/01/29	1,000,000	1,011,050
Total Municipal Bonds before Short Term Investments (Cost $1,033,682,571)		1,084,141,611

Short Term Investments 0.3%
Municipal Bonds 0.3%
Minnesota 0.3%
[a] Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and
Clinics, Series B, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 0.76%,
8/15/25	100,000	100,000
[a] Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System,
Refunding, Series B-1, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.78%, 11/15/35.	3,770,000	3,770,000
Total Short Term Investments (Cost $3,870,000)		3,870,000
Total Investments (Cost $1,037,552,571) 99.1%		1,088,011,611
Other Assets, less Liabilities 0.9%.		9,668,739
Net Assets 100.0%		$1,097,680,350

See Abbreviations on page 142.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|98

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)

Franklin Missouri Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 96.8%
Missouri 93.2%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Appropriation
Revenue,
combined lien, Refunding, Series A, 5.00%, 10/01/33	$14,425,000	$16,805,125
combined lien, Refunding, Series A, 5.00%, 10/01/44	10,000,000	11,425,700
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/35	5,500,000	5,932,355
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	30,300,000	32,617,041
Cape Girardeau County IDA Health Facilities Revenue,
Southeast Missouri Hospital Assn., 5.00%, 6/01/36	7,000,000	7,000,910
St. Francis Medical Center, Refunding, 5.00%, 6/01/39	7,110,000	8,019,938
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33	5,000,000	5,486,850
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37	11,000,000	11,964,480
St. Francis Medical Center, Series A, Pre-Refunded, 5.75%, 6/01/39	3,150,000	3,446,541
Cape Girardeau County IDA Solid Waste Disposal Revenue, The Procter and Gamble Paper Products
Co. Project, 5.30%, 5/15/28.	6,875,000	6,892,875
Carroll County Public Water Supply District No. 1 Waterworks Revenue,
Pre-Refunded, 5.625%, 3/01/34	1,000,000	1,034,700
Pre-Refunded, 6.00%, 3/01/39	1,000,000	1,037,460
Clay County Reorganization School District No. R-1 Kearney GO,
Direct Deposit Program, School Building, 3.00%, 3/01/33	1,620,000	1,626,642
Direct Deposit Program, School Building, 3.00%, 3/01/34	1,670,000	1,669,950
Direct Deposit Program, School Building, 3.00%, 3/01/35	1,730,000	1,718,167
Direct Deposit Program, School Building, 3.00%, 3/01/36	1,540,000	1,522,521
Direct Deposit Program, School Building, 3.125%, 3/01/37.	1,855,000	1,848,174
Columbia School District GO, Refunding and Improvement, 5.00%, 3/01/36	1,225,000	1,439,841
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation Obligation,
Series A, Pre-Refunded, 5.75%, 10/01/33	10,290,000	10,452,788
Curators of the University of Missouri System Facilities Revenue,
Refunding, 5.00%, 11/01/27	1,065,000	1,230,213
Refunding, Series A, 5.00%, 11/01/26	7,830,000	9,565,833
Series A, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,085,250
Series A, Pre-Refunded, 5.00%, 11/01/35	20,000,000	20,341,000
Independence School District GO,
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/27	3,300,000	3,654,618
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/28	3,000,000	3,318,060
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/29	3,000,000	3,314,610
Jackson County Reorganized School District No. 4 Blue Springs GO,
Refunding and Improvement, Series A, 5.00%, 3/01/29	320,000	342,586
Refunding and Improvement, Series A, 5.00%, 3/01/29	3,680,000	3,914,600
Joplin IDA Health Facilities Revenue,
Freeman Health System Project, 5.125%, 2/15/26.	6,000,000	6,628,260
Freeman Health System Project, 5.00%, 2/15/28	1,150,000	1,256,766
Freeman Health System Project, 5.50%, 2/15/31	2,055,000	2,261,260
Freeman Health System Project, Refunding, 5.00%, 2/15/35	4,000,000	4,443,320
Kansas City IDAR,
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29.	5,000,000	5,698,950
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30.	12,000,000	13,672,200
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32.	3,000,000	3,318,870
Downtown Redevelopment District, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/24	4,470,000	4,560,741
Downtown Redevelopment District, Series A, AMBAC Insured, Pre-Refunded, 4.50%, 12/01/32	5,690,000	5,791,680
Downtown Redevelopment District, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32	15,000,000	15,304,500

Quarterly Statement of Investments | See Notes to Statements of Investments. | 99

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Kansas City Sanitary Sewer System Revenue,
Improvement and Refunding, Series A, 5.00%, 1/01/37	$29,210,000	$32,569,150
Series A, 5.25%, 1/01/34	9,500,000	10,092,800
Kansas City Special Obligation Revenue,
Downtown Arena Project, Improvement, Series C, Pre-Refunded, 5.125%, 4/01/38.	10,000,000	10,349,400
East Village Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 4/15/31	6,445,000	6,673,926
Kansas City Water Revenue,
Refunding and Improvement, Series A, 5.25%, 12/01/32	12,725,000	13,514,459
Series A, 4.00%, 12/01/41	4,970,000	5,293,149
Lincoln University Auxiliary System Revenue, Subordinate, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,330,092
Metropolitan St. Louis Sewer District Wastewater System Revenue,
Improvement and Refunding, Series B, 5.00%, 5/01/38	8,770,000	10,231,082
Improvement and Refunding, Series B, 5.00%, 5/01/45	28,280,000	32,729,292
Series C, 5.00%, 5/01/46	24,700,000	28,913,820
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%,
10/01/25	3,870,000	4,073,562
Missouri State Development Finance Board Cultural Facilities Revenue, Kauffman Center for the
Performing Arts Project, Series B, Pre-Refunded, 5.00%, 6/01/37	28,435,000	28,435,000
Missouri State Development Finance Board Revenue, Independence Missouri Electric System, Dodwood
Project, Series A, 5.00%, 6/01/37	5,000,000	5,550,650
Missouri State Development Finance Board Solid Waste Disposal Revenue, The Procter and Gamble
Paper Products Co. Project, 5.20%, 3/15/29	3,000,000	3,620,820
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and
Drinking Water Revenue,
SRF Programs, Refunding, Series A, 5.00%, 1/01/23	12,485,000	13,719,766
SRF Programs, Refunding, Series A, 5.00%, 1/01/24	7,890,000	8,664,009
SRF Programs, Refunding, Series A, 5.00%, 1/01/26	2,315,000	2,773,162
SRF Programs, Refunding, Series B, 5.50%, 7/01/21	60,000	60,196
SRF Programs, Series A, 5.75%, 1/01/29	190,000	204,104
SRF Programs, Series A, Pre-Refunded, 5.00%, 1/01/23	15,000	16,500
SRF Programs, Series A, Pre-Refunded, 5.75%, 1/01/29	2,310,000	2,482,234
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
A.T. Still University of Health Sciences, 5.00%, 10/01/26	3,095,000	3,510,504
A.T. Still University of Health Sciences, 5.25%, 10/01/31	1,200,000	1,370,304
A.T. Still University of Health Sciences, 5.00%, 10/01/39	1,250,000	1,415,250
A.T. Still University of Health Sciences, 5.25%, 10/01/41	4,500,000	5,092,605
Kansas City University Medicine and Biosciences, Refunding, Series A, 5.00%, 6/01/42	1,400,000	1,584,562
Kansas City University Medicine and Biosciences, Refunding, Series A, 5.00%, 6/01/47	4,105,000	4,623,954
Maryville University St. Louis Project, 5.00%, 6/15/44	5,000,000	5,256,200
St. Louis University, Series A, 5.00%, 10/01/38	10,000,000	11,510,600
St. Louis University, Series A, 5.00%, 10/01/47	15,000,000	17,123,700
University of Central Missouri, Series C, 5.00%, 10/01/34	5,000,000	5,692,150
The Washington University, Series A, Pre-Refunded, 5.375%, 3/15/39.	16,825,000	17,420,437
The Washington University, Series B, 5.00%, 11/15/37	10,000,000	11,480,700
Webster University Project, Improvement, Pre-Refunded, 5.00%, 4/01/36	7,000,000	8,004,850
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Bethesda Health Group Inc., 5.00%, 8/01/40	1,650,000	1,686,729
Bethesda Health Group Inc., 5.00%, 8/01/45	1,300,000	1,324,973
BJC Health System, 5.00%, 1/01/44	8,175,000	9,086,839
The Children’s Mercy Hospital, Pre-Refunded, 5.625%, 5/15/39	7,785,000	8,476,619
The Children’s Mercy Hospital, Refunding, 5.625%, 5/15/39	1,715,000	1,847,998
CoxHealth, Refunding, 5.50%, 11/15/39.	2,970,000	3,125,093

| 100

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, (continued)
CoxHealth, Refunding, Series A, 5.00%, 11/15/39	$17,000,000	$18,745,560
CoxHealth, Series A, 5.00%, 11/15/38	11,680,000	12,909,670
CoxHealth, Series A, 5.00%, 11/15/44	2,760,000	3,016,928
CoxHealth, Series A, Pre-Refunded, 5.50%, 11/15/39	11,355,000	12,094,324
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,250,240
Lake Regional Health System, Refunding, 5.00%, 2/15/34	7,000,000	7,327,040
Mercy Health, 4.00%, 11/15/42	8,000,000	8,172,720
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	27,819,500
SSM Health Care, Series B, 5.00%, 6/01/30	16,150,000	17,578,306
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,568,190
St. Anthony’s Medical Center, Refunding, Series B, 5.00%, 2/01/45	6,870,000	7,564,626
St. Luke’s Health System Inc., Refunding, 5.00%, 11/15/35	3,950,000	4,499,169
St. Luke’s Health System Inc., Series A, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	10,000,000	10,658,600
St. Luke’s Health System Inc., Series B, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	6,725,000	7,167,908
Missouri State Health and Educational Facilities Authority Revenue,
Senior Living Facilities, Lutheran Senior Services Projects, 5.75%, 2/01/31	1,900,000	2,102,445
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35	2,520,000	2,644,589
Senior Living Facilities, Lutheran Senior Services Projects, 6.00%, 2/01/41	4,250,000	4,649,585
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	9,492,563
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/46	13,700,000	14,745,173
Missouri State Highways and Transit Commission State Road Revenue,
first lien, Refunding, Series A, 5.00%, 5/01/26	3,465,000	4,344,382
Series A, 5.00%, 5/01/20	6,875,000	7,392,687
Series A, 5.00%, 5/01/21	5,000,000	5,375,550
Series A, 5.00%, 5/01/24	1,150,000	1,234,560
Missouri State Housing Development Commission SFMR,
Homeownership Loan Program, Series C, GNMA Secured, 5.00%, 3/01/32	260,000	270,187
Homeownership Loan Program, Series D, GNMA Secured, 4.70%, 3/01/35	1,210,000	1,259,513
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/30.	3,000,000	3,465,660
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/31.	2,000,000	2,299,960
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/32.	1,500,000	1,718,130
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/34.	2,000,000	2,274,000
Iatan 2 Project, Series A, 5.00%, 12/01/35	7,335,000	8,392,634
Iatan 2 Project, Series A, Pre-Refunded, 6.00%, 1/01/39	15,750,000	17,011,417
Plum Point Project, Refunding, Series A, 5.00%, 1/01/32	10,000,000	11,469,500
Plum Point Project, Refunding, Series A, 5.00%, 1/01/33	7,500,000	8,563,725
Prairie State Project, Refunding, Series A, 5.00%, 12/01/30	4,000,000	4,688,480
Prairie State Project, Refunding, Series A, 5.00%, 12/01/31	6,000,000	7,004,460
Prairie State Project, Refunding, Series A, 5.00%, 12/01/40	27,950,000	31,619,835
Refunding, Series A, 5.00%, 12/01/34	1,500,000	1,722,090
Missouri State Joint Municipal Electric Utility Commission Power Supply System Revenue,
MoPEP Facilities, 5.00%, 1/01/32	3,600,000	3,983,616
MoPEP Facilities, 5.00%, 1/01/37	3,400,000	3,743,740
Monarch-Chesterfield Levee District Special Tax,
St. Louis County, Levee District, Refunding, 5.00%, 3/01/40	4,395,000	4,862,496
St. Louis County, Levee District Improvement, NATL Insured, 5.75%, 3/01/19	240,000	240,898
Move Rolla Transportation Development District Transportation Sales Tax Revenue, 4.75%, 6/01/47	5,000,000	5,170,050
Peculiar Combined Waterworks and Sewerage System Revenue,
Assured Guaranty, 4.00%, 6/01/39	1,000,000	1,089,360
Assured Guaranty, 4.00%, 6/01/42	2,405,000	2,611,253

| 101

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Riverside-Quindaro Bend Levee District Revenue,
Platte County, Levee District Improvement, L-385 Project, Refunding, 5.00%, 3/01/26	$1,000,000	$1,108,860
Platte County, Levee District Improvement, L-385 Project, Refunding, 5.00%, 3/01/29	2,585,000	2,837,322
Sikeston Electric Revenue,
Refunding, 5.00%, 6/01/20	5,000,000	5,368,300
Refunding, 5.00%, 6/01/21	13,130,000	14,342,687
Refunding, 5.00%, 6/01/22	12,570,000	13,843,090
Springfield Public Building Corp. Leasehold Revenue, Springfield Branson Airport, Series A, AMBAC
Insured, 5.00%, 7/01/36	5,000,000	5,015,150
Springfield School District No. R-12 GO, Missouri Direct Deposit Program, 5.00%, 3/01/33	1,000,000	1,170,530
Springfield Special Obligation Revenue,
Sewer System Improvements Project, 5.00%, 4/01/31	1,795,000	2,069,886
Sewer System Improvements Project, 5.00%, 4/01/32	1,885,000	2,170,841
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	16,328,351
Lambert-St. Louis International Airport, Refunding, Series A, AGMC Insured, 5.00%, 7/01/23	14,615,000	14,663,668
Lambert-St. Louis International Airport, Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	9,450,898
Lambert-St. Louis International Airport, Series A-1, 6.125%, 7/01/24	2,000,000	2,179,000
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	5,000,000	5,492,750
St. Louis County IDA Senior Living Facilities Revenue,
Friendship Village Chesterfield, 5.00%, 9/01/42	3,165,000	3,266,217
Friendship Village Sunset Hills, Series A, 5.875%, 9/01/43	7,000,000	8,033,970
St. Louis County School District No. 101 Affton GO,
Direct Deposit Program, Series A, 5.00%, 3/01/32	1,500,000	1,786,575
Direct Deposit Program, Series A, 5.00%, 3/01/33	1,595,000	1,889,246
Direct Deposit Program, Series A, 5.00%, 3/01/34	1,700,000	2,004,096
Direct Deposit Program, Series A, 5.00%, 3/01/35	1,810,000	2,125,374
Direct Deposit Program, Series A, 5.00%, 3/01/36	1,920,000	2,245,670
St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement, Series
B, Assured Guaranty, 5.375%, 7/15/38	22,725,000	24,405,059
		1,054,189,474

U.S. Territories 3.6%
Guam 0.5%
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/25	5,420,000	6,169,369
Puerto Rico 3.1%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	19,320,000	13,379,100
Series XX, 5.75%, 7/01/36	6,000,000	4,155,000
Series XX, 5.25%, 7/01/40	10,000,000	6,925,000
[a] Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.50%, 8/01/37	13,760,000	3,680,800
First Subordinate, Series A, 6.50%, 8/01/44	10,000,000	2,700,000
First Subordinate, Series C, 5.50%, 8/01/40	15,000,000	4,012,500
		34,852,400
Total U.S. Territories		41,021,769
Total Municipal Bonds before Short Term Investments (Cost $1,082,440,698)		1,095,211,243

| 102

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Short Term Investments 2.3%
Municipal Bonds 2.3%
Missouri 2.3%
[b] Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
Kansas City Art Institute, LOC Commerce Bank, Daily VRDN and Put, 0.82%, 12/01/35		$9,500,000	$9,500,000
St. Louis University, SPA US Bank National Association, Daily VRDN and Put, 0.76%, 7/01/32.		3,150,000	3,150,000
The Washington University, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 0.76%,
3/01/40	.	9,850,000	9,850,000
The Washington University, Series B, SPA US Bank National Association, Daily VRDN and Put,
0.71%, 2/15/33		3,200,000	3,200,000
Total Short Term Investments (Cost $25,700,000)			25,700,000
Total Investments (Cost $1,108,140,698) 99.1%			1,120,911,243
Other Assets, less Liabilities 0.9%.			10,448,082
Net Assets 100.0%			$1,131,359,325

See Abbreviations on page 142.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 103

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)
Franklin New Jersey Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.3%
Delaware 0.6%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42	$6,000,000	$6,752,340
New Jersey 81.1%
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co. Project, Refunding, Series A, NATL
Insured, 6.80%, 3/01/21	5,400,000	6,221,556
Cumberland County Improvement Authority Revenue, Technical High School Project, AGMC Insured,
5.00%, 9/01/39	2,000,000	2,262,620
Gloucester County Improvement Authority Revenue, Rowan University Business and Engineering School
Projects, Series C, 5.00%, 7/01/44	3,500,000	3,889,725
Hudson County Improvement Authority Lease Revenue, County Secured, Hudson County Vocational-
Technical Schools Project, 5.00%, 5/01/46	6,000,000	6,916,380
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility
Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,124,460
Middlesex County COP, Capital Appreciation, NATL Insured, zero cpn., 6/15/24	1,000,000	848,580
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational
Services Commission Projects, Pre-Refunded, 5.25%, 12/15/33	3,000,000	3,199,920
Morristown Parking Authority Revenue,
Guaranteed Parking, NATL Insured, 5.00%, 8/01/30	1,815,000	1,826,979
Guaranteed Parking, NATL Insured, 5.00%, 8/01/33	2,630,000	2,646,779
New Brunswick Parking Authority Revenue,
City Guaranteed, Refunding, Series A, BAM Insured, 5.00%, 9/01/39	5,000,000	5,775,300
City Guaranteed, Refunding, Series B, AGMC Insured, 4.00%, 9/01/40	5,350,000	5,555,119
New Jersey EDA,
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/38	5,000,000	5,641,650
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/46	7,500,000	8,365,200
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,221,520
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	1,068,120
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	11,275,000
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC,
Series A, 5.875%, 6/01/42	17,950,000	19,276,505
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/27	5,000,000	5,051,250
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	12,500,000	12,628,125
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,102,500
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	15,000,000	15,033,150
Provident Group, Rowan Properties LLC, Rowan University Student Housing Project, Series A,
5.00%, 1/01/48	7,000,000	7,462,630
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%,
7/01/32.	640,000	694,707
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%,
7/01/37.	600,000	649,794
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%,
7/01/47.	1,500,000	1,614,570
School Facilities Construction, Refunding, Series K, NATL Insured, 5.25%, 12/15/21	10,000,000	11,070,900
School Facilities Construction, Refunding, Series N-1, NATL Insured, 5.50%, 9/01/27	8,660,000	9,938,216
School Facilities Construction, Series NN, 5.00%, 3/01/28	5,000,000	5,230,350
School Facilities Construction, Series U, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/37	5,000,000	5,049,800
School Facilities Construction, Series U, Pre-Refunded, 5.00%, 9/01/37	1,720,000	1,736,925
School Facilities Construction, Series WW, 5.00%, 6/15/37	4,760,000	4,899,420
School Facilities Construction, Series Y, Pre-Refunded, 5.00%, 9/01/33.	6,000,000	6,299,280
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	25,000	26,326
School Facilities Construction, Series Z, Assured Guaranty, Pre-Refunded, 5.50%, 12/15/34	2,975,000	3,183,728

Quarterly Statement of Investments | See Notes to Statements of Investments. | 104

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey EDA Water Facilities Revenue,
New Jersey-American Water Co. Inc. Project, Refunding, Series A, 5.70%, 10/01/39	$10,000,000	$10,830,400
New Jersey-American Water Co. Inc. Project, Refunding, Series B, 5.00%, 10/01/39.	8,750,000	9,400,387
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, Pre-Refunded, 6.00%, 7/01/41	10,600,000	12,648,768
Atlantic Health System Hospital Corp. Issue, Refunding, 4.00%, 7/01/41	10,000,000	10,264,100
Atlantic Health System Hospital Corp. Issue, Refunding, Series A, 5.00%, 7/01/27	220,000	228,397
Atlantic Health System Hospital Corp. Issue, Series A, Pre-Refunded, 5.00%, 7/01/27	7,780,000	8,112,751
AtlantiCare Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/37	15,000,000	15,045,000
Barnabas Health Issue, Series A, Pre-Refunded, 5.625%, 7/01/32	5,500,000	6,481,200
Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/44.	15,530,000	17,121,048
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/38	3,000,000	3,453,390
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,746,350
Hackensack University Medical Center, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/31.	5,000,000	5,125,850
Hackensack University Medical Center, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/36.	5,000,000	5,125,850
Hunterdon Medical Center Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/45	2,650,000	2,928,515
Inspira Health Obligated Group, Refunding, Series A, 5.00%, 7/01/46	18,500,000	20,534,260
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,829,050
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/38.	9,465,000	9,880,135
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/38.	13,265,000	13,846,803
Robert Wood Johnson University Hospital Issue, Series A, 5.00%, 7/01/43	3,650,000	4,072,561
Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	4,525,160
RWJ Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/43	15,000,000	16,984,800
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31.	2,935,000	3,278,512
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34.	1,500,000	1,657,665
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26.	1,000,000	1,083,820
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35.	3,400,000	3,668,838
Virtua Health Issue, Series A, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,747,000
New Jersey Health Care Facilities Financing Authority State Contract Revenue,
Hospital Asset Transformation Program, Series A, 5.75%, 10/01/31	10,000,000	10,714,400
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	11,555,000	11,722,201
Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.25%, 10/01/38	3,445,000	3,641,951
New Jersey Housing and Mortgage Finance Agency, SFHR, Series AA, 6.50%, 10/01/38	135,000	135,275
New Jersey Institute of Technology GO,
Series A, 5.00%, 7/01/42	7,000,000	7,772,310
Series A, 5.00%, 7/01/45	6,000,000	6,776,460
New Jersey State COP, Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/29.	1,000,000	1,084,890
New Jersey State Educational Facilities Authority Revenue,
The College of New Jersey Issue, Refunding, Series F, 4.00%, 7/01/35	1,850,000	1,915,509
The College of New Jersey Issue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	5,940,000	6,203,854
The College of New Jersey Issue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/35	11,000,000	11,488,620
Kean University, Refunding, Series H, AGMC Insured, 5.00%, 7/01/34.	2,205,000	2,530,943
Kean University, Refunding, Series H, AGMC Insured, 5.00%, 7/01/35.	5,000,000	5,719,800
Kean University Issue, Refunding, Series A, 5.50%, 9/01/36.	8,500,000	9,089,900
Kean University Issue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/39.	1,000,000	1,003,030
Montclair State University Issue, Refunding, Series A, 5.00%, 7/01/44.	10,415,000	11,712,084
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/35	2,245,000	2,547,514
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/36	1,210,000	1,369,357
Montclair State University Issue, Series A, 5.00%, 7/01/39	5,000,000	5,646,450
Montclair State University Issue, Series J, Pre-Refunded, 5.25%, 7/01/38	2,000,000	2,093,060

| 105

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Educational Facilities Authority Revenue, (continued)
Princeton University, Refunding, Series B, 5.00%, 7/01/44	$15,000,000	$17,448,450
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,015,350
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	16,826,250
Princeton University, Series B, 4.375%, 7/01/41	10,000,000	10,701,500
Ramapo College of New Jersey Issue, Series A, AGMC insured, 5.00%, 7/01/35	3,955,000	4,615,683
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,107,320
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	1,000,000	1,099,860
The Richard Stockton College of New Jersey Issue, Series A, Pre-Refunded, 5.375%, 7/01/38	5,000,000	5,239,300
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/34	400,000	451,460
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/37	1,300,000	1,452,529
Seton Hall University Issue, Series E, Pre-Refunded, 6.25%, 7/01/37	5,000,000	5,540,250
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,764,393
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/42	6,250,000	7,079,563
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/47	4,085,000	4,597,545
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/18	190,000	193,777
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	710,000	801,626
The William Paterson University of New Jersey Issue, Refunding, Series C, Assured Guaranty,
5.00%, 7/01/38	395,000	407,458
The William Paterson University of New Jersey Issue, Series C, Assured Guaranty, Pre-Refunded,
5.00%, 7/01/38	5,105,000	5,331,764
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,350,362
Refunding, Series 1A, 5.00%, 12/01/25	2,575,000	2,742,890
Refunding, Series 1A, 5.00%, 12/01/26	1,240,000	1,311,275
Refunding, Series 1A, 5.125%, 12/01/27	3,075,000	3,254,088
Refunding, Series 1A, 5.25%, 12/01/28	3,070,000	3,254,169
Series 2, 5.00%, 12/01/26	1,230,000	1,315,116
Series 2, 5.00%, 12/01/27	895,000	953,569
Series 2, 5.00%, 12/01/28	910,000	966,757
Series 2, 5.00%, 12/01/30	1,500,000	1,599,180
Series 2, 5.00%, 12/01/36	1,000,000	1,059,650
Series A, 5.625%, 6/01/30	14,500,000	15,575,755
Series A, Assured Guaranty, 6.125%, 6/01/30.	6,025,000	6,223,223
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,584,097
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.25%, 6/15/31	11,500,000	12,130,775
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/29	5,000,000	2,753,200
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/32	10,000,000	4,637,700
Transportation System, Capital Appreciation, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	4,910,300
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	17,037,130
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,270,700
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	15,296,550
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	10,000,000	10,184,300
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	9,583,420
Transportation System, Series B, 5.00%, 6/15/42	7,000,000	7,117,180
New Jersey Turnpike Authority Revenue,
Turnpike, Refunding, Series I, 5.00%, 1/01/35.	5,000,000	5,417,450
Turnpike, Series A, 5.00%, 1/01/34	6,505,000	7,633,617
Turnpike, Series A, 5.00%, 1/01/35	3,495,000	4,088,626
Turnpike, Series E, 5.25%, 1/01/40	30,000,000	31,736,400
Turnpike, Series H, 5.00%, 1/01/36	14,000,000	14,794,360

| 106

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
North Hudson Sewerage Authority Gross Revenue, Lease Certificates, Refunding, Series A, 5.00%,
6/01/42	$17,800,000	$19,481,210
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project,
5.00%, 5/01/42	3,200,000	3,507,648
Rutgers State University GO,
Series F, Pre-Refunded, 5.00%, 5/01/39.	20,000,000	21,545,600
Series L, 5.00%, 5/01/43	12,000,000	13,455,240
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,332,650
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue,
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/35	2,815,000	1,099,623
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/36	2,810,000	1,034,052
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/37	2,815,000	977,284
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/38	2,810,000	918,364
		855,382,890
New York 10.1%
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,194,884
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,080,900
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,040,450
Consolidated, One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	10,170,100
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	10,891,700
Consolidated, Refunding, One Hundred Seventy-First Series, 5.00%, 7/15/30	12,200,000	13,943,136
Consolidated, Refunding, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	17,379,300
Consolidated, Refunding, One Hundred Sixtieth Series, 5.00%, 9/15/36	15,000,000	16,269,600
Consolidated, Refunding, One Hundred Sixty-Sixth Series, 5.25%, 7/15/36	5,000,000	5,626,550
Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal LLC
Project, NATL Insured, 5.75%, 12/01/22	8,000,000	8,154,960
		106,751,580
Pennsylvania 3.9%
Delaware River Joint Toll Bridge Commission Revenue, Bridge System, 5.00%, 7/01/42.	12,500,000	14,447,250
Delaware River Port Authority Revenue,
5.00%, 1/01/37	10,000,000	11,331,300
Series E, 5.00%, 1/01/35	14,000,000	15,179,920
		40,958,470

U.S. Territories 2.6%
Puerto Rico 2.6%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	16,620,000	11,509,350
Series XX, 5.25%, 7/01/40	3,125,000	2,164,063
[a] Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.75%, 8/01/37	10,000,000	2,675,000
First Subordinate, Series A, 6.00%, 8/01/42	30,000,000	8,025,000
First Subordinate, Series C, 5.50%, 8/01/40	10,000,000	2,675,000
		27,048,413
Total Municipal Bonds before Short Term Investments (Cost $1,028,440,454)		1,036,893,693

| 107

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $3,800,000) 0.4%
Municipal Bonds 0.4%
New Jersey 0.4%
[b] New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health, Series B, LOC JPMorgan
Chase Bank, Daily VRDN and Put, 0.40%, 7/01/43	$3,800,000	$3,800,000
Total Investments (Cost $1,032,240,454) 98.7%		1,040,693,693
Other Assets, less Liabilities 1.3%.		13,530,131
Net Assets 100.0%		$1,054,223,824

See Abbreviations on page 142.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 108

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)
Franklin North Carolina Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.0%
North Carolina 94.8%
Asheville Water System Revenue, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	$2,110,000	$2,123,715
Buncombe County Limited Obligation Revenue, Refunding, 5.00%, 6/01/34	3,000,000	3,504,600
Cape Fear Public Utility Authority Water and Sewer System Revenue,
5.00%, 8/01/36	8,000,000	9,075,360
Pre-Refunded, 5.00%, 8/01/35	21,000,000	22,004,850
Refunding, 5.00%, 6/01/40	2,250,000	2,580,682
Cary Combined Enterprise System Revenue,
5.00%, 12/01/41	1,710,000	2,040,440
Refunding, 5.00%, 12/01/42	10,000,000	11,653,900
Charlotte Airport Revenue,
Charlotte Douglas International Airport, Refunding, Series A, 5.50%, 7/01/34.	3,765,000	4,211,868
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32	20,680,000	20,742,660
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	13,085,000	13,124,648
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/39	3,000,000	3,299,820
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/41	10,000,000	11,142,600
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/39	6,000,000	6,422,220
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,591,350
Charlotte GO,
Refunding, Series A, 4.00%, 7/01/35	1,560,000	1,701,196
Refunding, Series A, 4.00%, 7/01/36	2,250,000	2,446,155
Charlotte Storm Water Fee Revenue,
Refunding, 4.00%, 12/01/34	1,000,000	1,094,150
Refunding, 4.00%, 12/01/35	1,100,000	1,198,791
Refunding, 5.00%, 12/01/39	7,970,000	9,364,750
Charlotte Water and Sewer System Revenue,
5.00%, 7/01/38	6,775,000	7,042,477
Refunding, 5.00%, 7/01/26	8,000,000	9,888,160
Refunding, 5.00%, 7/01/40	10,000,000	11,705,500
Refunding, Series B, 5.00%, 7/01/38	10,000,000	11,062,800
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue,
Carolinas HealthCare System, Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,247,720
Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/38	5,000,000	5,652,450
Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/40	20,000,000	22,529,800
Carolinas HealthCare System, Series A, 5.125%, 1/15/37	4,000,000	4,431,840
Carolinas HealthCare System, Series A, 5.25%, 1/15/42	10,000,000	11,075,000
Carolinas HealthCare System, Series A, Pre-Refunded, 5.00%, 1/15/39	15,000,000	15,380,400
Columbus County Industrial Facilities and PCFA Revenue, Recovery Zone Facility, International Paper Co.
Projects, Series A, 5.70%, 5/01/34	2,500,000	2,777,025
Dare County Utility System Revenue, 5.00%, 2/01/41	5,000,000	5,572,900
Durham County COP, Series A, Pre-Refunded, 5.00%, 6/01/31	4,000,000	4,317,600
Durham Utility System Revenue,
Pre-Refunded, 5.00%, 6/01/41	4,000,000	4,603,800
Refunding, 4.00%, 8/01/35	650,000	709,846
Greensboro GO, Refunding, 4.00%, 2/01/36	1,000,000	1,083,680
Greenville Utilities Commission Combined Enterprise System Revenue,
Refunding, 4.00%, 4/01/35	1,000,000	1,068,170
Refunding, 4.00%, 4/01/46	4,225,000	4,439,714
Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/33	6,000,000	6,342,780
Guilford County GO, Public Improvement, Series B, 4.00%, 5/01/33	5,000,000	5,561,550

Quarterly Statement of Investments | See Notes to Statements of Investments. | 109

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
Harnett County COP,
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/28.	$1,000,000	$1,079,400
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/29.	500,000	539,700
High Point Combined Enterprise System Revenue, AGMC Insured, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,289,250
Iredell County COP,
Iredell County Public Improvement Projects, AGMC Insured, Pre-Refunded, 5.125%, 6/01/27	4,000,000	4,167,240
Iredell County Public Improvement Projects, AGMC Insured, Pre-Refunded, 5.00%, 6/01/28	1,000,000	1,040,580
Johnston Memorial Hospital Authority Mortgage Revenue, Johnston Memorial Hospital Project, AGMC
Insured, Pre-Refunded, 5.25%, 10/01/36	6,855,000	7,101,506
Mecklenburg County COP, Series A, Pre-Refunded, 5.00%, 2/01/28	350,000	373,405
Mecklenburg County GO,
Public Improvement, Series B, 4.00%, 12/01/29	6,350,000	7,184,580
Series A, 5.00%, 4/01/28	5,000,000	6,129,750
Series A, 5.00%, 4/01/29	5,000,000	6,097,200
Monroe COP,
Assured Guaranty, Pre-Refunded, 5.50%, 3/01/34.	2,425,000	2,615,678
Assured Guaranty, Pre-Refunded, 5.50%, 3/01/39.	1,085,000	1,170,314
Nash Health Care System Health Care Facilities Revenue,
5.00%, 11/01/41	5,000,000	5,365,500
AGMC Insured, 5.00%, 11/01/30.	2,250,000	2,347,537
New Hanover County Hospital Revenue,
New Hanover Regional Medical Center Project, Refunding, Series B, AGMC Insured, 5.00%,
10/01/27	3,500,000	3,782,660
New Hanover Regional Medical Center Project, Refunding, Series B, AGMC Insured, 5.125%,
10/01/31	8,385,000	9,045,990
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
Wake Forest University, Pre-Refunded, 5.00%, 1/01/38	25,000,000	26,592,500
Wake Forest University, Refunding, 4.00%, 1/01/35	5,000,000	5,382,100
Wake Forest University, Refunding, 4.00%, 1/01/36	5,000,000	5,365,700
Wake Forest University, Refunding, 4.00%, 1/01/38	5,000,000	5,337,100
Wake Forest University, Refunding, 4.00%, 1/01/39	6,750,000	7,194,082
North Carolina Capital Facilities Finance Agency Revenue,
Davidson College, 5.00%, 3/01/40.	4,000,000	4,530,160
Davidson College, 5.00%, 3/01/45.	3,500,000	3,936,940
Duke University Project, Refunding, Series B, 5.00%, 10/01/41.	13,585,000	15,877,333
Duke University Project, Refunding, Series B, 5.00%, 7/01/42	10,000,000	11,811,700
Duke University Project, Refunding, Series B, 4.00%, 10/01/44.	5,085,000	5,448,628
Duke University Project, Refunding, Series B, 5.00%, 10/01/44.	10,000,000	11,784,700
Duke University Project, Series B, Pre-Refunded, 5.00%, 10/01/38	20,000,000	21,463,400
Methodist University, 5.00%, 3/01/34	1,500,000	1,626,015
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, ETM, 6.50%, 1/01/18	3,000,000	3,096,870
Series A, Pre-Refunded, 5.00%, 1/01/24	10,000,000	10,237,500
Series C, Pre-Refunded, 6.75%, 1/01/24	3,500,000	3,818,325
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
Refunding, Series A, 5.00%, 1/01/26	800,000	847,584
Refunding, Series A, 5.00%, 1/01/30	2,070,000	2,476,548
Refunding, Series A, 5.00%, 1/01/30	1,400,000	1,483,048
Refunding, Series A, 5.00%, 1/01/32	4,200,000	4,931,220
Refunding, Series B, 5.00%, 1/01/21	5,000,000	5,454,500
Series A, Pre-Refunded, 5.00%, 1/01/26	1,700,000	1,808,290
Series A, Pre-Refunded, 5.00%, 1/01/30	3,270,000	3,478,299

| 110

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/28	$5,000,000	$5,186,300
Series C, 5.00%, 5/01/29	10,000,000	11,420,800
North Carolina State GO,
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/23	10,000,000	11,130,400
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/24	10,000,000	11,130,400
Refunding, Series A, 5.00%, 6/01/23	10,000,000	12,099,500
Refunding, Series B, 5.00%, 6/01/19	5,000,000	5,404,200
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Appalachian Regional Healthcare System, Refunding, Series A, 6.50%, 7/01/31	5,000,000	5,554,500
Appalachian Regional Healthcare System, Refunding, Series A, 6.625%, 7/01/34.	6,000,000	6,669,600
Duke University Health System, Refunding, Series D, 4.00%, 6/01/42	10,475,000	11,024,623
Duke University Health System, Series A, 5.00%, 6/01/42	10,000,000	11,170,700
Duke University Health System, Series A, Pre-Refunded, 5.00%, 6/01/42	11,500,000	12,413,100
Duke University Health System, Series A, Pre-Refunded, 5.00%, 6/01/42	8,150,000	9,094,829
Novant Health Obligated Group, Refunding, Series A, 5.00%, 11/01/46	20,000,000	22,044,800
Presbyterian Homes, Refunding, Series C, 5.00%, 10/01/31.	5,000,000	5,648,350
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,460,350
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/19	235,000	235,729
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/29	1,220,000	1,223,501
University Health System, Series D, Pre-Refunded, 6.25%, 12/01/33.	10,000,000	10,781,700
Vidant Health, 5.00%, 6/01/40	5,000,000	5,611,300
Vidant Health, Refunding, Series A, 5.00%, 6/01/36	5,000,000	5,450,450
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38.	5,000,000	5,532,400
North Carolina State Medical Care Commission Health System Revenue,
Mission Health Combined Group, Refunding, 5.00%, 10/01/36	10,000,000	11,383,900
Mission Health Combined Group, Refunding, AGMC Insured, 5.00%, 10/01/36.	5,000,000	5,054,450
North Carolina State Medical Care Commission Hospital Revenue, North Carolina Baptist Hospital,
Refunding, 5.00%, 6/01/34	10,000,000	10,787,600
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%,
2/01/40	6,000,000	6,411,600
North Carolina State University at Raleigh Revenue,
General, Refunding, Series A, 5.00%, 10/01/33	5,595,000	6,605,233
General, Refunding, Series A, 5.00%, 10/01/42	8,980,000	10,245,551
North Carolina Turnpike Authority Revenue,
Monroe Connector System, State Appropriated, 5.00%, 7/01/41	5,000,000	5,638,050
Monroe Expressway Toll, Refunding, Series A, 5.00%, 7/01/47	2,500,000	2,718,325
Triangle Expressway System, senior lien, Refunding, AGMC Insured, 5.00%, 1/01/31	1,000,000	1,187,280
Triangle Expressway System, senior lien, Refunding, AGMC Insured, 5.00%, 1/01/39	1,200,000	1,388,652
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.50%,
1/01/29.	6,400,000	6,857,472
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.75%,
1/01/39.	12,120,000	13,033,606
Northern Hospital District of Surry County Health Care Facilities Revenue,
Pre-Refunded, 6.00%, 10/01/28	1,000,000	1,041,670
Pre-Refunded, 6.25%, 10/01/38	2,000,000	2,087,420
Oak Island Enterprise System Revenue,
AGMC Insured, Refunding, 5.00%, 6/01/33	1,000,000	1,188,620
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/34.	1,540,000	1,692,537
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/36.	1,000,000	1,099,050
Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/33	5,000,000	5,202,900

| 111

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 6/01/33	$7,500,000	$7,804,350
Pitt County Revenue, Limited Obligation, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/34.	1,000,000	1,110,140
Raleigh Combined Enterprise System Revenue,
Pre-Refunded, 5.00%, 3/01/40	11,915,000	13,621,824
Refunding, Series A, 5.00%, 3/01/43	10,000,000	11,455,100
Refunding, Series B, 4.00%, 3/01/34	1,000,000	1,096,270
Series A, 4.00%, 3/01/46	7,000,000	7,447,020
Raleigh GO,
Refunding, Series A, 5.00%, 9/01/26	5,000,000	6,346,350
Refunding, Series A, 5.00%, 9/01/30	5,000,000	6,164,550
Raleigh-Durham Airport Authority Airport Revenue,
Refunding, Series A, 5.00%, 5/01/27	350,000	424,995
Refunding, Series A, 5.00%, 5/01/29	1,000,000	1,197,330
Refunding, Series A, 5.00%, 5/01/30	550,000	654,583
Refunding, Series A, 5.00%, 5/01/36	10,785,000	11,880,109
Rockingham County COP, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/32	9,380,000	9,698,170
Union County Enterprise System Revenue, 5.00%, 6/01/34	1,000,000	1,193,520
University of North Carolina at Chapel Hill Revenue, Board of Governors of the University of North
Carolina, General, 5.00%, 12/01/31	9,000,000	9,184,950
University of North Carolina at Charlotte Revenue,
General, 5.00%, 4/01/43	5,000,000	5,662,050
General, 5.00%, 4/01/45	9,450,000	10,639,377
General, Series A, 5.00%, 4/01/37	12,995,000	14,638,088
General, Series A, 5.00%, 4/01/41	18,000,000	20,170,800
University of North Carolina at Greensboro Revenue,
General, 5.00%, 4/01/39	3,500,000	3,940,300
General, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/34	1,000,000	1,073,170
University of North Carolina at Wilmington COP, Student Housing Project, Assured Guaranty, Pre-
Refunded, 5.00%, 6/01/32	5,000,000	5,202,900
University of North Carolina at Wilmington Revenue, Student Housing Projects, Refunding, 5.00%,
6/01/37	3,000,000	3,398,340
University of North Carolina Hospitals at Chapel Hill Revenue, Board of Governors of the University of
North Carolina, 5.00%, 2/01/46	4,265,000	4,837,320
University of North Carolina System Pool Revenue,
Series A, Assured Guaranty, 5.00%, 10/01/33.	160,000	167,408
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/33	4,840,000	5,100,827
Wake County Revenue,
Limited Obligation, Pre-Refunded, 5.00%, 1/01/33	10,820,000	11,916,282
Limited Obligation, Pre-Refunded, 5.00%, 6/01/36	5,000,000	5,397,000
Limited Obligation, Pre-Refunded, 5.00%, 1/01/37	12,000,000	13,215,840
Western Carolina University Research and Development Corp. COP, Western Carolina University Student
Housing Project, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	5,000,000	5,202,900
Wilmington COP,
Series A, Pre-Refunded, 5.00%, 6/01/33	6,000,000	6,243,480
Series A, Pre-Refunded, 5.00%, 6/01/38	7,625,000	7,934,422
Wilmington Storm Water Fee Revenue,
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33	775,000	775,000
Refunding, AMBAC Insured, 5.00%, 6/01/33	225,000	225,581
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,088,530

| 112

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
Winston-Salem City Water and Sewer System Revenue,
Pre-Refunded, 5.00%, 6/01/39	$5,000,000	$5,397,000
Refunding, Series A, 5.00%, 6/01/33	2,350,000	2,777,441
Refunding, Series A, 4.00%, 6/01/34	1,350,000	1,476,833
Refunding, Series A, 4.00%, 6/01/37	5,000,000	5,416,000
		998,217,397

U.S. Territories 3.2%
Puerto Rico 3.2%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.25%, 7/01/33	6,500,000	4,501,250
Series WW, 5.50%, 7/01/38	5,200,000	3,601,000
Series XX, 5.25%, 7/01/40	19,135,000	13,250,988
[a] Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate, Series A, 6.00%, 8/01/42	45,750,000	12,238,125
		33,591,363
Total Municipal Bonds before Short Term Investments (Cost $1,027,044,661)		1,031,808,760

Short Term Investments (Cost $9,800,000) 1.0%
Municipal Bonds 1.0%
North Carolina 1.0%
[b] The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Refunding, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 0.78%, 1/15/38	9,800,000	9,800,000
Total Investments (Cost $1,036,844,661) 99.0%		1,041,608,760
Other Assets, less Liabilities 1.0%.		10,924,623
Net Assets 100.0%		$1,052,533,383

See Abbreviations on page 142.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 113

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)

Franklin Ohio Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 97.8%
Ohio 97.8%
Akron Income Tax Revenue,
Community Learning Centers, 5.00%, 12/01/33	$4,250,000	$4,909,302
Community Learning Centers, Series A, 4.50%, 12/01/33	10,000,000	10,761,000
Allen County Hospital Facilities Revenue,
Catholic Healthcare Partners, Refunding, Series A, 5.25%, 6/01/38	15,000,000	16,131,450
Catholic Healthcare Partners, Refunding, Series B, 5.25%, 9/01/27.	7,570,000	8,372,798
American Municipal Power Inc. Revenue,
Combined Hydroelectric Projects, Green Bonds, Refunding, Series A, 5.00%, 2/15/46	7,500,000	8,480,775
Greenup Hydroelectric Project, Series A, 4.00%, 2/15/36	1,000,000	1,046,330
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/28	5,000,000	5,802,750
Prairie State Energy Campus Project, Refunding, Series A, Assured Guaranty, 5.25%, 2/15/33	1,725,000	1,770,212
Prairie State Energy Campus Project, Refunding, Series A, BAM Insured, 5.25%, 2/15/31	10,000,000	11,449,000
Prairie State Energy Campus Project, Refunding, Series A, BHAC Insured, 5.00%, 2/15/38	1,275,000	1,305,689
Prairie State Energy Campus Project, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/15/33	28,275,000	29,136,256
Prairie State Energy Campus Project, Series A, BHAC Insured, Pre-Refunded, 5.00%, 2/15/38	20,725,000	21,320,429
Anthony Wayne Local School District GO, Lucas Wood and Fulton Counties, School Facilities
Construction and Improvement Bonds, Unlimited Tax, Series A, 4.00%, 12/01/39	3,000,000	3,127,260
Ashland City School District GO, Classroom Facilities and School Improvement, Series 2, 4.00%,
11/01/49	6,685,000	6,753,588
Bath Local School District GO,
School Improvement, AGMC Insured, 4.00%, 12/01/44	1,295,000	1,328,074
School Improvement, AGMC Insured, 5.00%, 12/01/49	5,380,000	5,719,209
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40	3,000,000	3,105,630
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36	1,300,000	1,331,707
Brooklyn City School District GO,
School Improvement, AGMC Insured, 5.25%, 12/01/43	3,000,000	3,344,160
School Improvement, Refunding, AGMC Insured, 5.50%, 12/01/49	7,780,000	8,430,486
Butler County Hospital Facilities Revenue,
Cincinnati Children’s Hospital Medical Center, Refunding, Series X, 5.00%, 5/15/29	6,750,000	8,357,107
Kettering Health Network Obligated Group Project, 6.375%, 4/01/36	5,000,000	5,816,950
Kettering Health Network Obligated Group Project, 5.625%, 4/01/41	5,000,000	5,602,850
UC Health, Refunding, 5.00%, 11/15/45.	20,270,000	22,696,927
Canal Winchester Local School District GO,
Capital Appreciation, NATL Insured, zero cpn., 12/01/32	3,955,000	2,422,477
Capital Appreciation, NATL Insured, zero cpn., 12/01/33	2,000,000	1,169,640
Central Solid Waste Authority GO,
Improvement, Solid Waste Facilities, Pre-Refunded, 4.00%, 12/01/32	1,505,000	1,696,797
Improvement and Refunding, Solid Waste Facilities, 4.00%, 12/01/32	15,440,000	16,564,958
Chillicothe City School District GO,
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/22	1,905,000	1,701,394
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/23	1,905,000	1,645,444
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/24	1,905,000	1,587,437
Cincinnati City School District GO,
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/27	14,900,000	18,754,034
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/28	8,180,000	10,358,170
Cincinnati GO,
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/18.	2,000,000	2,121,920
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/19.	5,925,000	6,495,400
Various Purpose, Improvement and Refunding, Series A, 5.25%, 12/01/40.	6,500,000	7,673,705
City of Akron Waterworks System Mortgage Revenue, Refunding and Improvement, Assured Guaranty,
5.00%, 3/01/34	1,000,000	1,043,810

Quarterly Statement of Investments | See Notes to Statements of Investments. | 114

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30	$3,000,000	$3,357,900
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31	1,500,000	1,673,415
Series C, Assured Guaranty, 5.00%, 1/01/27	27,385,000	28,872,827
Cleveland GO, Various Purpose, Refunding, 5.00%, 12/01/30	3,000,000	3,474,090
Cleveland Municipal School District GO,
School Improvement, Refunding, 5.00%, 12/01/25	3,600,000	4,226,256
School Improvement, Refunding, 5.00%, 12/01/27	1,000,000	1,169,950
Cleveland Public Power System Revenue,
Capital Appreciation, Series B-2, NATL Insured, zero cpn., 11/15/38	10,000,000	4,293,800
Series B-1, NATL Insured, 5.00%, 11/15/28	2,000,000	2,066,720
Series B-1, NATL Insured, 5.00%, 11/15/38	10,000,000	10,304,900
Cleveland Water PCR, Green Bonds, 5.00%, 11/15/41.	2,000,000	2,286,780
Columbus GO,
Various Purpose, Refunding, Series 3, 5.00%, 2/15/27	15,000,000	19,023,000
Various Purpose, Refunding, Series 3, 5.00%, 2/15/28	5,500,000	6,908,770
Various Purpose, Series A, 5.00%, 2/15/23	14,365,000	17,238,000
Various Purpose, Series A, 5.00%, 2/15/24	12,655,000	15,465,802
Various Purpose, Series A, 5.00%, 2/15/25	5,000,000	6,075,050
Columbus Metropolitan Library Special Obligation Revenue,
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/27	3,765,000	4,028,061
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/28	2,970,000	3,168,188
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/29	4,125,000	4,380,173
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/37	6,620,000	6,851,038
Columbus Sewerage System Revenue,
Refunding, 5.00%, 6/01/29	5,000,000	6,099,700
Refunding, 4.00%, 6/01/31	15,000,000	16,399,200
Coventry Local School District GO, School Improvement, 5.25%, 11/01/47	5,000,000	5,364,750
Cuyahoga Community College District General Receipts Revenue, Series D, 5.00%, 8/01/32	2,310,000	2,657,586
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F,
5.00%, 12/01/27	15,000,000	16,941,900
Cuyahoga County Excise Tax Revenue,
Sports Facilities Improvement Project, 5.00%, 12/01/24	1,000,000	1,185,720
Sports Facilities Improvement Project, 5.00%, 12/01/25	500,000	590,520
Dayton City School District GO, Refunding, 5.00%, 11/01/30	5,000,000	6,228,650
Dayton Metro Library GO, Library Improvement, Series A, 4.75%, 12/01/38	20,000,000	22,069,400
Defiance City School District GO, Various Purpose, 5.00%, 12/01/46	6,635,000	7,557,464
Delaware City School District GO, School Facilities Construction and Improvement, 5.75%, 12/01/49	6,000,000	6,923,220
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,305,200
Elyria City School District GO, Classroom Facilities and School Improvement, Series A, 5.00%, 12/01/43 .	5,500,000	6,358,275
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation,
Refunding, 5.00%, 12/01/35	20,000,000	23,247,200
Franklin County Hospital Facilities Revenue,
Nationwide Children’s Hospital Project, Refunding, Series C, 5.00%, 11/01/34	2,600,000	3,045,120
Nationwide Children’s Hospital Project, Refunding, Series C, 4.00%, 11/01/40	5,000,000	5,165,250
OhioHealth Corp., 5.00%, 5/15/33	6,290,000	7,211,548
Franklin County Hospital Revenue, Improvement, Nationwide Children’s Hospital Project, Pre-Refunded,
5.25%, 11/01/40	15,000,000	16,515,150
Franklin County Revenue, Trinity Health Credit Group, Series OH, 5.00%, 12/01/46.	7,500,000	8,543,175
Greene County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project, 5.50%,
4/01/39	12,930,000	13,706,705
Greenville City School District GO, School Improvement, 5.25%, 1/01/41	2,000,000	2,308,180

| 115

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Groveport-Madison Local School District GO, School Facilities Construction and Improvement, 5.00%,
10/01/44	$6,205,000	$7,029,582
Hamilton County Hospital Facilities Revenue, TriHealth Inc. Obligated Group Project, Series A, 5.00%,
8/15/42	5,000,000	5,674,900
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Refunding, Series A, 5.00%, 12/01/27	6,875,000	8,345,494
Hamilton County Student Housing Revenue,
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 5.00%, 6/01/30	7,000,000	7,612,710
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 4.75%, 6/01/39	7,000,000	7,360,010
Hilliard School District GO,
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/19	2,190,000	2,123,117
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/20	4,525,000	4,311,511
School Improvement, 4.00%, 12/01/46.	10,000,000	10,574,600
Huber Heights City School District GO,
School Improvement, Pre-Refunded, 5.00%, 12/01/33	4,500,000	4,942,530
School Improvement, Pre-Refunded, 5.00%, 12/01/36	5,000,000	5,491,700
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	26,010,000	29,142,384
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,503,470
Kings Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/33.	4,635,000	4,729,090
Lakewood City School District GO,
School Facilities Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/30	9,170,000	9,356,151
School Facilities Improvement, NATL Insured, Pre-Refunded, 4.50%, 12/01/34	6,000,000	6,107,220
School Facilities Improvement, Refunding, Series A, 5.00%, 11/01/43	10,895,000	12,447,537
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	1,000,000	1,014,510
Lakota Local School District GO,
Refunding, Series A, NATL Insured, 5.25%, 12/01/26	2,000,000	2,521,780
Refunding, Series C, 5.00%, 12/01/30	4,035,000	4,860,561
Lancaster City School District GO, School Facilities Construction and Improvement, 5.00%, 10/01/49	10,000,000	11,070,000
Lorain County Hospital Revenue,
Catholic Healthcare Partners, Refunding, Series C-1, AGMC Insured, 5.00%, 4/01/33.	19,410,000	19,980,654
Catholic Healthcare Partners, Refunding, Series C-2, AGMC Insured, 5.00%, 4/01/33.	8,000,000	8,235,920
Lucas County GO, Various Purpose, Pre-Refunded, 4.50%, 10/01/35	10,685,000	11,190,828
Lucas-Plaza HDC Revenue, Refunding, FHA Insured, ETM, zero cpn., 6/01/24.	35,230,000	30,954,135
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	12,390,354
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,551,555
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured,
ETM, 5.50%, 10/15/25	4,380,000	5,088,027
Marysville Exempted Village School District GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	947,230
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	924,770
Marysville Wastewater Treatment System Revenue,
Assured Guaranty, Pre-Refunded, 4.25%, 12/01/27.	1,170,000	1,189,481
Assured Guaranty, Pre-Refunded, 4.75%, 12/01/47.	5,000,000	5,095,400
Refunding, BAM Insured, 4.00%, 12/01/40	3,015,000	3,115,550
Refunding, BAM Insured, 4.00%, 12/01/46	9,370,000	9,655,879
Refunding, BAM Insured, 5.00%, 12/01/47	5,035,000	5,637,841
Marysville Water System Mortgage Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32	1,250,000	1,275,375
Medina School District COP, School Facilities Project, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/31 .	5,725,000	5,971,347
Miami University Revenue,
General Receipts, Refunding, 5.00%, 9/01/31.	4,000,000	4,541,040
General Receipts, Refunding, 5.00%, 9/01/31.	2,320,000	2,711,825
General Receipts, Refunding, 5.00%, 9/01/34.	3,500,000	4,040,890

| 116

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Miami University Revenue, (continued)
General Receipts, Refunding, 5.00%, 9/01/41.	$5,000,000	$5,823,400
Middletown City School District GO,
School Improvement, 5.25%, 12/01/40.	2,625,000	3,050,093
School Improvement, 5.25%, 12/01/48.	15,000,000	17,053,950
Montgomery County Revenue,
Catholic Health Initiatives, Refunding, Series A, 5.50%, 5/01/34	8,165,000	8,541,651
Catholic Health Initiatives, Series A, Pre-Refunded, 5.50%, 5/01/34	4,335,000	4,706,553
Catholic Health Initiatives, Series C-1, AGMC Insured, Pre-Refunded, 5.00%, 10/01/41.	10,000,000	10,370,100
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	12,514,664
New Albany Community Authority Community Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/23	1,100,000	1,283,942
Refunding, Series C, 5.00%, 10/01/24	1,250,000	1,459,025
New Albany Plain Local School District GO, School Improvement, Refunding, 4.00%, 12/01/49	10,000,000	10,298,100
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 5.00%, 11/15/32	5,500,000	6,510,625
Wastewater Improvement, Refunding, 4.00%, 11/15/49	6,000,000	6,195,000
Northmont City School District GO, School Improvement, Series A, 5.00%, 11/01/49	5,130,000	5,607,962
Northwest Local School District Hamilton and Butler Counties GO, School Improvement, 5.00%, 12/01/45.	3,760,000	4,283,580
Norwood City School District GO,
School Improvement, Series A, 5.00%, 11/01/46.	5,000,000	5,704,950
School Improvement, Series A, 5.25%, 11/01/51.	7,645,000	8,831,657
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO,
AGMC Insured, 4.875%, 12/01/18	173,264	173,765
AGMC Insured, 5.25%, 12/01/23.	540,000	541,042
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	5,559,528
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc.
Project, 6.00%, 12/01/40.	6,020,000	6,968,632
Ohio State GO,
Common School, Series A, 5.00%, 3/15/36	5,000,000	5,822,150
Refunding, Series A, 5.00%, 9/01/28	5,465,000	7,031,433
Ohio State Higher Educational Facility Commission Revenue,
Case Western Reserve University Project, Refunding, 5.00%, 12/01/40	6,000,000	6,883,080
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,666,287
Hospital Facilities, Summa Health System, 2010 Project, Refunding, AGMC Insured, 5.25%,
11/15/40	21,805,000	23,451,714
Hospital Facilities, Summa Health System, AGMC Insured, 5.75%, 11/15/40	1,665,000	1,843,655
Hospital Facilities, Summa Health System, AGMC Insured, Pre-Refunded, 5.75%, 11/15/40	2,835,000	3,221,212
Kenyon College Project, Pre-Refunded, 5.25%, 7/01/44.	20,460,000	23,011,362
Kenyon College Project, Refunding, 5.00%, 7/01/42	10,500,000	11,845,470
Kenyon College Project, Refunding, 4.00%, 7/01/44	10,000,000	10,377,700
Kenyon College Project, Refunding, 5.25%, 7/01/44	9,540,000	10,507,261
Xavier University Project, 5.00%, 5/01/40	14,500,000	15,602,435
Xavier University Project, 4.375%, 5/01/42	8,070,000	8,355,839
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, junior lien, Series
A-1, 5.25%, 2/15/33	4,200,000	4,926,138
Ohio State Turnpike Commission Revenue,
Capital Appreciation, junior lien, Series A-2, BAM Insured, zero cpn., 2/15/38	3,665,000	1,695,429
Capital Appreciation, junior lien, Series A-2, zero cpn., 2/15/43.	10,485,000	3,780,262
Ohio State Turnpike Commission Turnpike Revenue, Refunding, Series A, NATL Insured, 5.50%, 2/15/24 .	16,000,000	19,209,280
Ohio State University Revenue, General Receipts, Series A, 4.00%, 12/01/30.	4,325,000	4,700,843

| 117

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Ohio State Water Development Authority Revenue,
Drinking Water Assistance Fund, 4.00%, 12/01/32	$3,000,000	$3,306,060
Drinking Water Assistance Fund, 4.00%, 12/01/33	6,000,000	6,575,340
Fresh Water, Series B, 5.00%, 6/01/27	4,775,000	6,035,743
Fresh Water, Series B, 5.00%, 12/01/27	5,000,000	6,300,400
Ohio State Water Development Authority Water PCR,
Series A, 5.00%, 12/01/25	6,350,000	7,982,775
Series A, 5.00%, 6/01/26	10,000,000	12,588,100
Ohio University General Receipts Athens Revenue, Refunding, Series A, 5.00%, 12/01/44.	7,000,000	8,082,970
Olentangy Local School District GO,
School Facilities Construction and Improvement, 5.00%, 12/01/41	2,125,000	2,486,888
School Facilities Construction and Improvement, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/36 .	7,505,000	7,813,305
Perrysburg Exempted Village School GO, School Facilities Construction and Improvement, 5.00%,
12/01/38	3,225,000	3,706,009
Princeton City School District COP, Board of Education, School Facilities Project, 4.50%, 12/01/41	3,000,000	3,188,970
Princeton City School District GO,
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/40	6,000,000	2,410,680
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/41	6,000,000	2,307,780
School Improvement, Refunding, 5.00%, 12/01/39	12,000,000	13,921,800
Reading Community City School District GO, Classroom Facilities, Refunding, Series A, 5.00%, 11/01/46 .	2,000,000	2,256,720
Revere Local School District GO,
School Facilities Improvement, Series A, 5.00%, 12/01/42	3,025,000	3,383,644
School Facilities Improvement, Series A, 5.00%, 12/01/45	2,560,000	2,858,419
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, Pre-Refunded,
5.00%, 12/01/32	3,000,000	3,121,740
Riverside Local School District GO, Refunding, Series A, BAM Insured, 5.00%, 10/01/47	5,000,000	5,602,750
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%,
12/01/38	15,000,000	15,682,200
Sandusky City School District GO, Classroom Facilities and School Improvement, Series 1, 5.00%,
11/01/50	6,000,000	6,615,420
Sheffield Lake City School District GO,
School Improvement, 5.00%, 12/01/37.	1,920,000	2,074,253
School Improvement, Pre-Refunded, 5.00%, 12/01/37	7,715,000	8,463,741
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities
Construction and Improvement, 4.00%, 12/01/42	10,000,000	10,347,500
Springboro Community City School District GO,
Refunding, AGMC Insured, 5.25%, 12/01/27	5,175,000	6,518,999
Refunding, AGMC Insured, 5.25%, 12/01/28	2,000,000	2,537,140
St. Bernard Income Tax Revenue, Various Purpose, Special Obligations, AGMC Insured, 5.00%,
12/01/43	3,760,000	4,186,346
St. Mary’s City School District GO, School Facilities Construction and Improvement, AGMC Insured,
Pre-Refunded, 5.00%, 12/01/35.	3,500,000	3,643,780
Strongsville City School District GO, School Improvement, 4.00%, 12/01/45	17,515,000	17,910,138
Summit County Port Authority Lease Revenue,
The University of Akron Student Housing Project, 6.00%, 1/01/42.	3,420,000	3,899,450
The University of Akron Student Housing Project, Pre-Refunded, 6.00%, 1/01/42	8,160,000	9,572,414
Switzerland of Ohio Local School District GO, Counties Monroe Belmont and Noble, School
Improvement, Refunding, 4.00%, 12/01/37	5,500,000	5,768,675
Sylvania City School District GO, School Improvement, Refunding, BAM Insured, 5.00%, 12/01/36	9,700,000	11,091,271
Three Rivers Local School District GO, Refunding, 5.00%, 12/01/39	5,885,000	6,749,918

| 118

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Toledo City School District GO,
School Facilities Improvement, Pre-Refunded, 5.375%, 12/01/35	$4,565,000	$4,866,427
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/32	7,830,000	9,089,534
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,709,775
Various Purpose Improvement, Refunding, AGMC Insured, 5.00%, 12/01/28	3,000,000	3,362,460
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%,
12/01/26	1,500,000	1,504,575
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/38	19,395,000	21,886,288
Series A, 4.00%, 11/15/36	9,125,000	9,440,360
University of Akron General Receipts Revenue,
Refunding, Series A, 5.00%, 1/01/31	4,365,000	5,016,083
Refunding, Series A, 5.00%, 1/01/36	11,065,000	12,669,204
Refunding, Series A, 5.00%, 1/01/38	13,225,000	15,063,936
Refunding, Series A, BAM Insured, 5.00%, 1/01/34	6,000,000	6,936,480
Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/33	5,000,000	5,118,751
Series B, AGMC Insured, Pre-Refunded, 5.00%, 1/01/38	19,000,000	19,451,250
University of Cincinnati General Receipts Revenue,
Refunding, Series F, 5.00%, 6/01/32	5,805,000	6,486,797
Series C, 5.00%, 6/01/39	6,255,000	7,106,055
Series C, AGMC Insured, 5.00%, 6/01/31	775,000	803,009
Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/01/31	7,225,000	7,518,190
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,706,202
Westerville Ohio Special Obligation Non-Tax Revenue, 5.00%, 12/01/30	2,765,000	3,295,576
Willoughby Eastlake City School District GO, School Improvement, 5.00%, 12/01/46	10,000,000	11,440,700
Wyoming City School District GO, School Improvement, 5.00%, 12/01/42.	7,250,000	8,226,212
Xenia Community School District GO, School Facilities Construction and Improvement, Refunding, 5.00%,
12/01/40	7,285,000	8,271,389
Youngstown State University General Receipts Revenue,
Assured Guaranty, Pre-Refunded, 5.25%, 12/15/29.	4,000,000	4,343,760
Assured Guaranty, Pre-Refunded, 5.50%, 12/15/33.	4,225,000	4,609,264
Total Municipal Bonds before Short Term Investments (Cost $1,491,748,081)		1,572,664,100

Short Term Investments (Cost $16,650,000) 1.1%
Municipal Bonds 1.1%
Ohio 1.1%
[a] Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series B-1,
SPA Wells Fargo Bank, Daily VRDN and Put, 0.76%, 1/01/39	16,650,000	16,650,000
Total Investments (Cost $1,508,398,081) 98.9%		1,589,314,100
Other Assets, less Liabilities 1.1%.		18,483,254
Net Assets 100.0%		$1,607,797,354

See Abbreviations on page 142.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 119

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)

Franklin Oregon Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.3%
Oregon 94.4%
Astoria Hospital Facilities Authority Revenue,
Columbia Memorial Hospital, 5.00%, 8/01/41	$4,250,000	$4,620,473
Columbia Memorial Hospital, 4.00%, 8/01/46	1,750,000	1,737,995
Columbia Memorial Hospital, Refunding, 5.00%, 8/01/28	1,325,000	1,440,752
Beaverton School District GO,
Washington County School District No. 48J, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/31	1,280,000	1,381,632
Washington County School District No. 48J, Assured Guaranty, Pre-Refunded, 5.125%, 6/01/36	1,000,000	1,081,860
Central Lincoln People’s Utility District Electric System Revenue, 5.00%, 12/01/45	2,900,000	3,303,854
Chemeketa Community College District GO,
Marion, Polk, Yamhill and Linn Counties, Pre-Refunded, 5.00%, 6/15/25	1,500,000	1,563,240
Marion, Polk, Yamhill and Linn Counties, Pre-Refunded, 5.00%, 6/15/26	2,615,000	2,725,248
City of Lake Oswego GO, Clackamas, Multnomah and Washington Counties, Refunding, Series A,
5.00%, 12/01/31	6,400,000	6,880,512
City of Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,067,297
City of Redmond GO, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,068,940
City of Tigard Water System Revenue,
Washington County, 5.00%, 8/01/37	11,050,000	12,642,636
Washington County, 5.00%, 8/01/42	20,915,000	23,973,610
Washington County, 5.00%, 8/01/45	23,545,000	26,928,416
Clackamas County Hospital Facility Authority Revenue, Legacy Health System, Series A, Pre-Refunded,
5.50%, 7/15/35	6,525,000	7,141,090
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,876,745
Clackamas County School District No. 12 North Clackamas GO,
Capital Appreciation, Series A, zero cpn., 6/15/40	10,000,000	3,776,200
Capital Appreciation, Series A, zero cpn., 6/15/41	17,030,000	6,128,075
Capital Appreciation, Series A, zero cpn., 6/15/42	16,625,000	5,699,549
Series B, 5.00%, 6/15/34	8,000,000	9,638,160
Series B, 5.00%, 6/15/37	10,000,000	11,921,400
Clackamas County School District No. 46 Oregon Trail GO,
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	5,718,688
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	5,638,619
Pre-Refunded, 5.00%, 6/15/32	6,855,000	7,409,775
Series A, Pre-Refunded, 5.00%, 6/15/28	2,210,000	2,388,855
Series A, Pre-Refunded, 5.00%, 6/15/29	2,655,000	2,869,869
Clackamas County School District No. 62C Oregon City GO,
Refunding, MAC Insured, 5.00%, 6/01/29.	1,000,000	1,179,050
Refunding, MAC Insured, 5.00%, 6/01/34.	1,770,000	2,044,775
Refunding, MAC Insured, 5.00%, 6/01/39.	1,250,000	1,427,713
Clackamas River Water Revenue, Clackamas County, 5.00%, 11/01/43	1,970,000	2,255,847
Columbia and Washington Counties School District No. 47J Vernonia GO, Pre-Refunded, 5.00%, 6/15/35 .	5,175,000	5,782,597
Crook County School District GO,
Crook and Deschutes Counties, 5.00%, 6/15/34	4,475,000	5,264,345
Crook and Deschutes Counties, 5.00%, 6/15/37	8,090,000	9,446,693
Deschutes and Jefferson Counties School District No. 2J Redmond GO,
Pre-Refunded, 5.50%, 6/15/34	5,000,000	5,236,350
Series A, NATL Insured, 5.00%, 6/15/21	85,000	85,241
Deschutes County Hospital Facility Authority Hospital Revenue,
Cascade Healthcare Community Inc., Pre-Refunded, 8.25%, 1/01/38	20,000,000	22,236,000
Cascade Healthcare Community Inc., Series B, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/35	7,000,000	7,181,230
St. Charles Health System Inc., Refunding, Series A, 5.00%, 1/01/48	8,440,000	9,377,009

Quarterly Statement of Investments | See Notes to Statements of Investments. | 120

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Eugene Electric Utility System Revenue,
Pre-Refunded, 5.00%, 8/01/33	$10,060,000	$10,535,335
Series A, Pre-Refunded, 5.00%, 8/01/40	6,745,000	7,783,797
Eugene Water Utility System Revenue, Refunding, 5.00%, 8/01/40	4,425,000	5,002,684
Forest Grove Revenue,
Campus Improvement, Pacific University Project, Refunding, Series A, 5.00%, 5/01/36	2,500,000	2,685,100
Student Housing, Oak Tree Foundation Project, Refunding, 4.00%, 3/01/37	3,500,000	3,516,030
Independence GO,
City Hall Project, AGMC Insured, Pre-Refunded, 5.00%, 6/15/35	2,110,000	2,357,735
City Hall Project, AGMC Insured, Pre-Refunded, 5.00%, 6/15/40	3,975,000	4,441,705
Jackson County Airport Revenue,
Series A, XLCA Insured, Pre-Refunded, 5.25%, 12/01/27	1,000,000	1,021,270
Series A, XLCA Insured, Pre-Refunded, 5.25%, 12/01/32	1,000,000	1,021,270
Series A, XLCA Insured, Pre-Refunded, 5.25%, 12/01/37	1,475,000	1,506,373
Jackson County School District No. 549C Medford GO,
Pre-Refunded, 5.00%, 6/15/33	3,225,000	3,360,966
Pre-Refunded, 5.00%, 6/15/34	5,000,000	5,210,800
Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/15/32	5,765,000	5,891,311
Jefferson County School District No. 509J GO,
Refunding, 5.00%, 6/15/30	1,000,000	1,179,510
Refunding, 5.00%, 6/15/31	1,410,000	1,660,472
Series B, 5.00%, 6/15/30	2,000,000	2,359,020
Keizer Special Assessment, Keizer Station Area A Local ID, 5.20%, 6/01/31.	2,025,000	2,102,335
Klamath County School District GO,
5.00%, 6/15/29	1,155,000	1,365,222
5.00%, 6/15/30	1,095,000	1,291,563
5.00%, 6/15/31	1,000,000	1,177,640
Klamath Falls Intercommunity Hospital Authority Revenue, Sky Lakes Medical Center Project, Refunding,
5.00%, 9/01/46	3,625,000	4,078,306
Lane and Douglas Counties School District No. 28J Fern Ridge GO,
Series A, 5.00%, 6/15/26	1,265,000	1,569,941
Series A, 5.00%, 6/15/30	3,175,000	3,804,380
Series A, 5.00%, 6/15/33	2,115,000	2,504,266
Series A, 5.00%, 6/15/36	2,000,000	2,340,140
Lane County Metropolitan Wastewater Management Commission Revenue, Pre-Refunded, 5.25%,
11/01/28	5,000,000	5,303,050
Medford Hospital Facilities Authority Revenue,
Hospital, Asante Health System, Refunding, AGMC Insured, 5.125%, 8/15/40	25,000,000	26,994,000
Hospital, Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	10,050,000	10,781,238
Rogue Valley Manor, Refunding, 5.00%, 10/01/33	1,500,000	1,640,790
Rogue Valley Manor, Refunding, 5.00%, 10/01/42	9,420,000	10,087,784
Multnomah and Clackamas Counties School District No. 10Jt Gresham-Barlow GO, Series B, 5.00%,
6/15/37	7,885,000	9,362,097
Multnomah County David Douglas School District No. 40 GO,
Series B, zero cpn., 6/15/24	1,640,000	1,418,042
Series B, zero cpn., 6/15/25	1,325,000	1,102,771
Series B, zero cpn., 6/15/26	2,585,000	2,061,951
Series B, zero cpn., 6/15/27	2,655,000	2,034,951
Series B, zero cpn., 6/15/28	2,495,000	1,832,128
Series B, zero cpn., 6/15/29	2,595,000	1,820,263
Series B, zero cpn., 6/15/30	1,885,000	1,256,126
Series B, zero cpn., 6/15/31	2,030,000	1,289,720

| 121

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Multnomah County David Douglas School District No. 40 GO, (continued)
Series B, zero cpn., 6/15/32	$2,000,000	$1,208,580
Multnomah County Hospital Facilities Authority Revenue,
Adventist Health System/West, Series A, 5.125%, 9/01/40	6,500,000	6,866,080
Terwilliger Plaza Inc., Refunding, 5.00%, 12/01/29	3,690,000	3,998,705
Terwilliger Plaza Inc., Refunding, 5.00%, 12/01/36	1,350,000	1,484,825
Multnomah County School District No. 1J Portland Public Schools GO, Series B, 3.00%, 6/15/33	9,135,000	9,065,939
Multnomah County School District No. 3 Park Rose GO,
Series A, 5.00%, 6/30/35	2,000,000	2,266,000
Series A, 5.00%, 6/30/36	1,500,000	1,697,610
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	7,317,085
North Bend School District No. 13 GO, Coos County, AGMC Insured, 5.00%, 6/15/22	55,000	55,151
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	10,049,133
Series A, 5.00%, 7/01/42	10,000,000	11,576,500
Series A, Pre-Refunded, 5.875%, 7/01/33	2,500,000	2,750,950
Series A, Pre-Refunded, 5.75%, 7/01/39	13,175,000	14,463,778
Oregon State Department of Administrative Services COP,
Series A, Pre-Refunded, 5.25%, 5/01/39	3,800,000	4,107,800
Series C, 5.00%, 11/01/34	4,435,000	4,812,419
Series C, Pre-Refunded, 5.00%, 11/01/34	3,565,000	3,899,504
Oregon State Department of Administrative Services Lottery Revenue,
Series A, 5.00%, 4/01/28	5,800,000	6,881,352
Series A, 5.00%, 4/01/32	5,000,000	5,850,350
Series A, Pre-Refunded, 5.00%, 4/01/27	17,880,000	19,188,280
Series A, Pre-Refunded, 5.00%, 4/01/28	18,225,000	19,558,523
Series A, Pre-Refunded, 5.00%, 4/01/29	1,750,000	1,878,048
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/29	3,085,000	3,325,136
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/33	21,530,000	23,205,895
Oregon State Facilities Authority Revenue,
College Housing North West Project, Series A, 4.00%, 10/01/26.	1,675,000	1,705,117
College Housing North West Project, Series A, 5.00%, 10/01/36.	1,670,000	1,776,062
College Housing North West Project, Series A, 5.00%, 10/01/48.	4,000,000	4,200,400
Legacy Health Project, Refunding, Series A, 5.00%, 6/01/46	17,500,000	19,739,650
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,620,105
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	34,919,100
Limited College Project, Refunding, Series A, 5.00%, 10/01/31.	2,000,000	2,174,380
Limited College Project, Refunding, Series A, 5.00%, 10/01/34.	2,975,000	3,201,725
Limited College Project, Refunding, Series A, 5.25%, 10/01/40.	3,750,000	4,001,288
PeaceHealth, Refunding, Series A, 5.00%, 11/01/39	32,790,000	34,534,428
Providence Health and Services, Series C, 5.00%, 10/01/45	4,000,000	4,466,480
Reed College Project, Refunding, Series A, 5.00%, 7/01/29	1,500,000	1,659,420
Reed College Project, Refunding, Series A, 4.75%, 7/01/32	2,000,000	2,181,820
Reed College Project, Refunding, Series A, 5.125%, 7/01/41	10,000,000	10,998,800
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	13,990,000	14,737,346
Samaritan Health Services Project, Refunding, Series A, 5.00%, 10/01/35.	8,185,000	9,092,062
Samaritan Health Services Project, Refunding, Series A, 5.00%, 10/01/41.	7,800,000	8,567,130
Samaritan Health Services Project, Refunding, Series A, 5.00%, 10/01/46.	3,500,000	3,826,900
Student Housing, CHF Ashland LLC, Southern Oregon University Project, Assured Guaranty, 5.00%,
7/01/44.	8,910,000	9,746,916
University of Portland Projects, Series A, Pre-Refunded, 5.00%, 4/01/32	8,795,000	9,093,326

| 122

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Oregon State Facilities Authority Revenue, (continued)
Willamette University Projects, Refunding, Series B, 5.00%, 10/01/40	$1,950,000	$2,247,882
Oregon State GO,
Alternative Energy Project, Series B, Pre-Refunded, 6.00%, 10/01/26	1,680,000	1,792,577
Article XI-G OHSU Project, Series H, 5.00%, 8/01/42	15,000,000	17,884,350
Article XI-Q State Projects, Series A, 5.00%, 5/01/42	10,000,000	11,881,900
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	115,000	115,458
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	605,000	607,111
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,050,000	3,058,540
Higher Education, Article XI-F(1), Series M, 5.00%, 8/01/45	3,315,000	3,877,589
Higher Education, Article XI-G, Series O, 5.00%, 8/01/40.	7,005,000	8,227,443
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,020,000	1,063,850
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/34	5,000,000	5,236,250
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/37	5,555,000	5,591,107
State Board of Higher Education, Series B, Pre-Refunded, 5.00%, 8/01/38	5,480,000	5,738,647
State Board of Higher Education, Series C, Pre-Refunded, 5.00%, 8/01/37	1,115,000	1,122,248
Various Projects, Series H, 5.00%, 5/01/36	1,000,000	1,147,560
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program, Series
C, 4.75%, 7/01/42	1,425,000	1,473,336
Oregon State University General Revenue, Series A, 5.00%, 4/01/45.	12,500,000	14,277,875
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	618,890
Port of Portland International Airport Revenue,
Series Nineteen, Pre-Refunded, 5.50%, 7/01/38	23,000,000	24,131,370
Series Twenty-Four A, 5.00%, 7/01/47	3,700,000	4,298,290
Series Twenty-Four B, 5.00%, 7/01/47	9,395,000	10,704,851
Portland Community College District GO,
Multomah Washington Yamhill Clackamas and Columbia Counties, Refunding, 5.00%, 6/15/28	2,000,000	2,474,700
Refunding, 5.00%, 6/15/29	3,000,000	3,684,360
Portland EDR, Broadway Project, Series A, Pre-Refunded, 6.50%, 4/01/35	5,000,000	5,367,800
Portland GO,
Oregon Convention Center Completion Project, Limited Tax, Capital Appreciation, Series B, zero
cpn., 6/01/21.	1,000,000	941,390
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/28	7,840,000	8,960,728
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/29	8,330,000	9,510,361
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/30	8,750,000	9,978,850
Portland River District Urban Renewal and Redevelopment Tax Allocation,
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,206,520
Series C, 5.00%, 6/15/28	1,000,000	1,131,560
Series C, 5.00%, 6/15/30	1,000,000	1,125,470
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/34	25,270,000	27,684,043
Portland Urban Renewal and Redevelopment Tax Allocation,
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,113,480
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,112,660
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,108,170
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,728,525
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,280,950
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,073,680
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,947,384
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,607,085
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	5,111,883

| 123

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Salem Hospital Facility Authority Revenue,
Salem Health Projects, Refunding, Series A, 5.00%, 5/15/46	$31,000,000	$34,619,870
Salem Hospital Project, Series A, Pre-Refunded, 5.75%, 8/15/23	10,000,000	10,577,200
Salem-Keizer School District No. 24J GO, Marion and Polk Counties, Series B, zero cpn., 6/15/30	8,500,000	5,947,450
Seaside School District No. 10 GO,
Clatsop County, Series B, 5.00%, 6/15/35	2,000,000	2,386,220
Clatsop County, Series B, 5.00%, 6/15/36	2,500,000	2,973,125
Sherwood GO, Washington County, Full Faith and Credit Obligations, Refunding, AGMC Insured, 5.00%,
6/01/36	4,240,000	4,749,563
Tri-County Metropolitan Transportation District Revenue,
Payroll Tax, senior lien, Series A, 5.00%, 9/01/40	6,000,000	6,936,300
Payroll Tax, senior lien, Series A, 5.00%, 9/01/41	18,650,000	21,770,518
Payroll Tax, senior lien, Series A, Pre-Refunded, 5.00%, 9/01/37	11,000,000	13,066,900
Umatilla County Pendleton School District No. 16R GO, Series A, 5.00%, 6/15/37	4,970,000	5,762,715
University of Oregon General Revenue, Series A, 5.00%, 4/01/45	20,000,000	22,889,600
Washington and Clackamas Counties School District No. 23J GO,
Tigard-Tualatin School, 5.00%, 6/15/36	9,400,000	11,297,296
Tigard-Tualatin School, 5.00%, 6/15/37	6,000,000	7,187,700
Washington Clackamas and Yamhill Counties School District No. 88J GO,
Sherwood, Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/28	2,960,000	1,779,078
Sherwood, Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/29	3,110,000	1,782,652
Sherwood, Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/30	3,260,000	1,781,720
Sherwood, Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 12/15/31	3,515,000	1,786,710
Sherwood, Series B, 5.00%, 6/15/33	2,500,000	3,024,150
Sherwood, Series B, NATL Insured, Pre-Refunded, 4.50%, 12/15/31.	2,900,000	2,902,987
Washington Counties School District No. 48J Beaverton GO,
Series B, 5.00%, 6/15/32	10,750,000	12,761,540
Series B, 5.00%, 6/15/33	8,000,000	9,474,000
Series B, 5.00%, 6/15/34	11,000,000	13,018,940
Series D, zero cpn. to 6/15/18, 5.00% thereafter, 6/15/35	10,000,000	11,313,200
Series D, zero cpn. to 6/15/18, 5.00% thereafter, 6/15/36	10,000,000	11,275,300
Washington County School District No. 15 Forest Grove GO,
Series B, zero cpn., 6/15/29	2,545,000	1,806,492
Series B, zero cpn., 6/15/30	2,490,000	1,680,725
Series B, zero cpn., 6/15/31	3,140,000	2,008,752
Woodburn School District No. 103 GO,
Marion County, 5.00%, 6/15/33	2,930,000	3,452,771
Marion County, 5.00%, 6/15/34	3,200,000	3,755,712
Marion County, 5.00%, 6/15/35	2,075,000	2,428,788
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/28	4,000,000	4,004,680
		1,196,091,897

U.S. Territories 3.9%
Guam 0.3%
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/24	840,000	935,046
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,250,000	3,617,737
		4,552,783

| 124

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico 3.6%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.625%, 5/15/43		$10,000,000	$10,015,100
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Sub-Series C-7, NATL Insured, 6.00%,
7/01/28		4,500,000	4,697,370
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33		9,690,000	6,710,325
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured,
6.00%, 7/01/25		14,900,000	16,863,373
[a] Puerto Rico Sales Tax FICO Sales Tax Revenue,
Convertible Capital Appreciation, First Subordinate, Series A, 6.75%, 8/01/32		20,000,000	5,400,000
Senior, Series C, 5.25%, 8/01/40.		2,860,000	1,637,350
			45,323,518
Total U.S. Territories			49,876,301
Total Municipal Bonds before Short Term Investments (Cost $1,190,748,912)			1,245,968,198

Short Term Investments 0.7%
Municipal Bonds 0.7%
Oregon 0.7%
[b] Oregon State Facilities Authority Revenue, Providence Health and Services, Refunding, Series C, Weekly
VRDN and Put, 1.78%, 10/01/22		100,000	100,423
[b] Oregon State GO,
Veterans Welfare, Series 86, SPA US Bank National Association, Daily VRDN and Put, 0.75%,
6/01/40	.	3,000,000	3,000,000
Veterans Welfare, Series 88D, SPA US Bank National Association, Daily VRDN and Put, 0.75%,
12/01/41		5,700,000	5,700,000
Total Short Term Investments (Cost $8,800,000)			8,800,423
Total Investments (Cost $1,199,548,912) 99.0%			1,254,768,621
Other Assets, less Liabilities 1.0%.			13,051,413
Net Assets 100.0%			$1,267,820,034

See Abbreviations on page 142.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 125

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.0%
Pennsylvania 96.6%
Abington School District GO, Montgomery County, Series A, 4.00%, 10/01/42	$12,000,000	$12,611,280
Allegheny County GO,
Refunding, Series C-76, 5.00%, 11/01/41.	5,620,000	6,455,582
Series C-61, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/33	5,000,000	5,302,500
Series C-65, 5.375%, 5/01/31	2,160,000	2,455,186
Series C-65, Pre-Refunded, 5.375%, 5/01/31	2,840,000	3,289,856
Allegheny County Higher Education Building Authority University Revenue,
Duquesne University, Pre-Refunded, 5.00%, 3/01/28	3,000,000	3,092,610
Duquesne University, Pre-Refunded, 5.00%, 3/01/33	1,300,000	1,340,131
Duquesne University, Series A, Pre-Refunded, 5.50%, 3/01/31	3,000,000	3,484,560
Robert Morris University, Refunding, 5.00%, 10/15/34	2,555,000	2,711,724
Robert Morris University, Refunding, 5.00%, 10/15/38	2,080,000	2,181,317
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,
Series A, 5.625%, 8/15/39	12,000,000	13,129,920
Allegheny County Sanitary Authority Sewer Revenue,
AGMC Insured, 5.00%, 6/01/40	5,000,000	5,511,950
Refunding, AGMC Insured, 4.00%, 12/01/35	2,650,000	2,842,496
Refunding, AGMC Insured, 4.00%, 12/01/36	2,250,000	2,400,098
The Berks County Municipal Authority Revenue, The Reading Hospital and Medical Center Project,
Series A, 5.00%, 11/01/44	10,000,000	10,948,800
Bethel Park School District GO, Pre-Refunded, 5.10%, 8/01/33	3,600,000	3,920,400
Bethlehem Area School District GO, AGMC Insured, Pre-Refunded, 5.25%, 1/15/26	6,605,000	7,326,662
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32	4,980,000	5,774,908
Bucks County IDAR, George School Project, 5.00%, 9/15/41	5,000,000	5,620,650
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, AGMC Insured,
5.00%, 12/01/35	2,500,000	2,772,025
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41	10,000,000	11,154,300
Butler County Hospital Authority Hospital Revenue,
Butler Health System Project, Refunding, Series A, 5.00%, 7/01/39	1,625,000	1,765,303
Butler Health System Project, Series B, Pre-Refunded, 7.25%, 7/01/39	4,500,000	5,063,445
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37	5,855,000	6,543,724
Central Bradford Progress Authority Revenue, Guthrie Health Issue, Refunding, 5.375%, 12/01/41	3,000,000	3,337,110
Centre County Hospital Authority Revenue, Mount Nittany Medical Center, Refunding, Series A, 5.00%,
11/15/46	6,050,000	6,680,470
Chester County IDA Student Housing Revenue,
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A,
5.00%, 8/01/35	500,000	530,940
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A,
5.00%, 8/01/45	1,500,000	1,574,370
Clarion County IDA Student Housing Revenue, Clarion University Foundation Inc., Student Housing
Project at Clarion University, Series A, 5.00%, 7/01/45	2,335,000	2,403,556
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/34	10,000,000	11,335,400
Series B, 5.00%, 6/01/32	5,000,000	5,475,800
Cumberland County Municipal Authority College Revenue, Dickinson College Project, Assn. of
Independent Colleges and Universities of Pennsylvania Financing Program, Series HH1, 5.00%,
11/01/39	1,200,000	1,292,052
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%, 11/01/42	4,500,000	5,019,615
Dallas Area Municipal Authority University Revenue, Misericordia University Project, Refunding, 5.00%,
5/01/37	2,500,000	2,656,300
Dauphin County General Authority Health System Revenue,
Pinnacle Health System Project, Series A, 6.00%, 6/01/36	1,610,000	1,747,462
Pinnacle Health System Project, Series A, 5.00%, 6/01/42	15,590,000	16,941,809
Pinnacle Health System Project, Series A, Pre-Refunded, 6.00%, 6/01/36	8,390,000	9,212,304
Deer Lakes School District GO, Assured Guaranty, Pre-Refunded, 5.50%, 4/01/39	7,500,000	8,109,225

Quarterly Statement of Investments | See Notes to Statements of Investments. | 126

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Delaware County Authority Revenue,
Cabrini College, Refunding, Assured Guaranty, 5.875%, 7/01/29.	$1,140,000	$1,143,979
Haverford College, Pre-Refunded, 5.00%, 11/15/40.	2,375,000	2,643,351
Haverford College, Refunding, 5.00%, 11/15/40	625,000	679,656
Delaware County Authority University Revenue,
Neumann University, 5.00%, 10/01/25	1,250,000	1,363,950
Neumann University, 5.25%, 10/01/31	1,250,000	1,330,100
Delaware County Regional Water Quality Control Authority Revenue, 4.00%, 11/01/36	2,005,000	2,122,633
Delaware County Vocational and Technical School Authority Lease Revenue, Intermediate No. 25 Project,
BAM Insured, 5.00%, 11/01/38	1,250,000	1,396,213
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured,
5.60%, 7/01/17	5,000,000	5,017,350
East Hempfield Township IDAR,
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%,
7/01/45.	3,250,000	3,349,320
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%,
7/01/47.	3,750,000	3,855,150
Erie Parking Authority Parking Facilities Revenue,
Guaranteed, AGMC Insured, Pre-Refunded, 5.125%, 9/01/32	1,100,000	1,241,229
Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	3,150,000	3,483,270
Erie Water Authority Water Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/43	5,575,000	5,912,287
Refunding, 5.00%, 12/01/43	6,000,000	6,809,460
Refunding, AGMC Insured, 5.00%, 12/01/43	1,425,000	1,494,269
Falls Township Authority Water and Sewer Revenue, Guaranteed, 5.00%, 12/01/41	2,210,000	2,519,798
Franklin County IDAR, Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	10,780,300
Geisinger Authority Revenue, Geisinger Health System, Refunding, Series A, Sub Series A-1, 5.00%,
2/15/45	13,500,000	15,438,465
General Authority of Southcentral Pennsylvania Revenue,
Assn. of Independent Colleges and Universities, York College of Pennsylvania Project, 5.75%,
11/01/41	9,500,000	10,901,155
WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25	4,270,000	4,479,572
WellSpan Health Obligated Group, Refunding, Series A, 5.00%, 6/01/44	11,955,000	13,222,110
WellSpan Health Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/25	5,730,000	6,015,870
Indiana County Hospital Authority Hospital Revenue, Indiana Regional Medical Center, Series A, 6.00%,
6/01/39	1,625,000	1,802,028
Lackawanna County GO,
Series B, AGMC Insured, 5.00%, 9/01/30.	8,100,000	8,649,099
Series B, AGMC Insured, 5.00%, 9/01/35.	7,500,000	7,936,650
Lancaster County Hospital Authority Revenue, University of Pennsylvania Health System Obligated
Group, Refunding, 5.00%, 8/15/46	4,165,000	4,711,823
Lancaster Parking Authority Parking Revenue,
Guaranteed, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32	1,700,000	1,734,510
Guaranteed, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/35	2,500,000	2,550,750
Latrobe IDA College Revenue, St. Vincent College Project, 5.00%, 5/01/43	4,120,000	4,365,758
Lehigh County Authority Water and Sewer Revenue, City of Allentown Concession, Series A, 5.00%,
12/01/43	5,240,000	5,863,612
Lehigh County General Purpose Authority Hospital Revenue, Lehigh Valley Health Network, Series B,
AGMC Insured, Pre-Refunded, 5.00%, 7/01/35	11,250,000	11,854,912
Lehigh County General Purpose Authority Revenue, Muhlenberg College Project, Pre-Refunded, 5.25%,
2/01/34	1,500,000	1,606,455
Luzerne County IDA Water Facility Revenue, Pennsylvania American Water Co. Water Facilities,
Refunding, 5.50%, 12/01/39	10,000,000	10,981,300
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding,
Series A, 5.75%, 7/01/39	25,000,000	26,714,250

| 127

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Lycoming County Authority Revenue,
AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/38	$1,400,000	$1,620,262
AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/43	1,495,000	1,721,627
Lycoming County Water and Sewer Authority Revenue, Guaranteed Sewer, AGMC Insured, Pre-
Refunded, 5.00%, 11/15/35.	5,835,000	6,398,661
Marple Newtown School District GO, Delaware County, AGMC Insured, Pre-Refunded, 5.00%, 6/01/31	11,225,000	12,116,265
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,354,950
Monroe County Hospital Authority Hospital Revenue, Pocono Medical Center, Series A, 5.00%, 1/01/41	4,000,000	4,246,160
Montgomery County Higher Education and Health Authority Revenue, Arcadia University, 5.625%,
4/01/40	5,750,000	6,113,515
Montgomery County IDA Health System Revenue, Jefferson Health System, Series A, 5.00%, 10/01/41	9,600,000	10,478,208
Montgomery County IDAR,
Foulkeways at Gwynedd, Project, Refunding, 5.00%, 12/01/46	2,000,000	2,126,460
New Regional Medical Center Project, Mortgage, FHA Insured, Pre-Refunded, 5.375%, 8/01/38	4,995,000	5,660,384
Northampton County General Purpose Authority College Revenue, Lafayette College, Refunding, 5.00%,
11/01/34	20,000,000	21,015,600
Northampton County General Purpose Authority Hospital Revenue,
St. Luke’s Hospital Project, Series A, Pre-Refunded, 5.50%, 8/15/35	10,000,000	10,541,400
St. Luke’s Hospital Project, Series B, 5.50%, 8/15/33.	2,200,000	2,399,210
St. Luke’s University Health Network Project, Refunding, Series A, 5.00%, 8/15/46	10,000,000	11,136,800
Northampton County General Purpose Authority Revenue, Higher Education, Lehigh University,
Pre-Refunded, 5.00%, 11/15/39.	20,000,000	21,556,800
Northeastern Hospital and Education Authority Revenue, Wilkes University Project, Series A, 5.25%,
3/01/42	2,400,000	2,518,416
Owen J. Roberts School District GO, AGMC Insured, Pre-Refunded, 5.00%, 9/01/36.	2,710,000	2,736,992
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Series A, 5.00%,
2/01/45	5,000,000	5,567,950
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua
Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	25,000,000	27,577,500
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-
American Water Co. Project, 6.20%, 4/01/39	12,000,000	13,027,920
Pennsylvania State GO,
Second Series, Pre-Refunded, 5.00%, 4/15/23	10,000,000	10,747,200
Second Series A, Pre-Refunded, 5.00%, 8/01/25	5,000,000	5,032,500
Pennsylvania State Higher Educational Facilities Authority Revenue,
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,889,550
AICUP Financing Program, St. Francis University Project, Series JJ2, 6.25%, 11/01/41	3,840,000	4,169,510
Bryn Mawr College, Refunding, 5.00%, 12/01/44	6,365,000	7,337,572
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,000,000
Drexel University, Series A, NATL Insured, Pre-Refunded, 5.00%, 5/01/37	20,525,000	20,870,641
Edinboro University Foundation, Student Housing Project, Pre-Refunded, 6.00%, 7/01/43	3,500,000	4,015,515
Foundation for Indiana University, Student Housing Project, Refunding, Series B, 5.00%, 7/01/41	1,250,000	1,324,488
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,523,250
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,300,852
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 5.00%, 10/01/35	1,400,000	1,442,070
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 6.25%, 10/01/43	7,000,000	7,677,180
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 5.00%, 10/01/44	2,000,000	2,037,260
St. Joseph’s University, Series A, 5.00%, 11/01/40	15,000,000	16,484,550
State System of Higher Education, Series AF, NATL Insured, Pre-Refunded, 5.00%, 6/15/37	7,000,000	7,008,190
Temple University, First Series, 5.00%, 4/01/42	15,000,000	16,678,650
Thomas Jefferson University, Pre-Refunded, 5.00%, 3/01/40	16,980,000	18,781,069
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/45	7,465,000	8,314,368

| 128

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue, (continued)
The Trustees of the University of Pennsylvania, Series A, 5.00%, 8/15/36	$2,750,000	$3,281,053
The Trustees of the University of Pennsylvania, Series A, 5.00%, 8/15/46	14,000,000	16,455,600
The Trustees of the University of Pennsylvania, Series A, Pre-Refunded, 5.00%, 9/01/41	25,000,000	28,581,250
University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	5,542,850
University of the Sciences in Philadelphia, Assured Guaranty, Pre-Refunded, 5.00%, 11/01/32	5,000,000	5,285,650
University of the Sciences in Philadelphia, Series A, 5.00%, 11/01/36	4,250,000	4,779,762
University of Pennsylvania Health System, 5.00%, 8/15/40	6,475,000	7,328,923
University of Pennsylvania Health System, Pre-Refunded, 5.75%, 8/15/41.	3,950,000	4,693,666
University of Pennsylvania Health System, Series B, Pre-Refunded, 6.00%, 8/15/26	5,000,000	5,303,450
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31.	13,000,000	14,160,250
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue,
University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania,
5.00%, 7/01/42	5,500,000	5,708,285
University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania,
Refunding, Series A, 5.00%, 7/01/35	1,000,000	1,084,140
Pennsylvania State Public School Building Authority College Revenue, Delaware County Community
College Project, AGMC Insured, Pre-Refunded, 5.00%, 10/01/32	1,000,000	1,033,920
Pennsylvania State Public School Building Authority Community College Revenue, Community College of
Philadelphia Project, Pre-Refunded, 6.00%, 6/15/28	5,000,000	5,386,050
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series C, 5.00%, 12/01/43	10,000,000	11,183,800
Series C, Subseries C-1, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/38	5,000,000	5,266,850
Series D, Pre-Refunded, 5.125%, 12/01/40	10,000,000	11,014,100
Special, Motor License Fund Enhanced Turnpike, Series A, 5.50%, 12/01/41	5,000,000	5,642,750
Subordinated, Series A, Assured Guaranty, 5.00%, 6/01/39	8,205,000	8,740,622
Subordinated, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	8,995,000	9,709,203
Subseries A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	2,800,000	3,022,320
Pennsylvania State University Revenue,
5.00%, 3/01/40	1,500,000	1,640,745
Refunding, Series B, 4.00%, 9/01/36	3,460,000	3,711,265
Series A, 5.00%, 9/01/40	10,490,000	12,160,323
Series A, 5.00%, 9/01/41	10,000,000	11,717,400
Series A, 5.00%, 9/01/42	15,750,000	18,645,952
Series A, 5.00%, 9/01/47	10,000,000	11,780,500
Philadelphia Airport Revenue,
Series A, AGMC Insured, 5.00%, 6/15/35.	5,000,000	5,498,900
Series A, AGMC Insured, 5.00%, 6/15/40.	5,000,000	5,481,800
Philadelphia Authority for IDR,
The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	5,000,000	5,697,800
International Apartments at Temple University, Series A, 5.625%, 6/15/42	4,000,000	4,204,560
Temple University, First Series, 5.00%, 4/01/40	5,000,000	5,677,500
Temple University, Second Series, 5.00%, 4/01/36	5,000,000	5,718,650
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/47	11,150,000	12,480,529
Philadelphia Gas Works Revenue,
1998 General Ordinance, Refunding, Fourteenth Series, 5.00%, 10/01/32	2,000,000	2,282,920
Ninth Series, 5.25%, 8/01/40	3,490,000	3,773,842
Ninth Series, Pre-Refunded, 5.25%, 8/01/40	2,230,000	2,514,726
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	295,000	326,984
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	4,480,000	4,830,067
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	4,460,000	4,821,260
Series A, 5.25%, 7/15/33	5,000,000	5,669,900
Series A, Assured Guaranty, Pre-Refunded, 5.125%, 8/01/25	520,000	565,973
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/26.	540,000	589,178

| 129

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, The Children’s Hospital of
Philadelphia Project, Series C, 5.00%, 7/01/41	$5,000,000	$5,513,650
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%,
12/01/21	5,000,000	5,070,900
Philadelphia Municipal Authority Lease Revenue,
Pre-Refunded, 6.50%, 4/01/34	3,250,000	3,575,650
Pre-Refunded, 6.50%, 4/01/39	2,500,000	2,750,500
Philadelphia School District GO,
Series E, Pre-Refunded, 6.00%, 9/01/38	95,000	100,905
Series E, Pre-Refunded, 6.00%, 9/01/38	4,905,000	5,213,034
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/40	10,000,000	11,279,300
Series A, 5.00%, 1/01/41	13,000,000	14,229,670
Series A, 5.00%, 10/01/42	10,000,000	11,542,700
Series A, 5.125%, 1/01/43	5,000,000	5,568,250
Series A, 5.00%, 7/01/45	5,000,000	5,615,950
Series A, 5.00%, 10/01/47	5,000,000	5,742,950
Series A, Pre-Refunded, 5.25%, 1/01/36	3,000,000	3,202,770
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,683,970
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	16,516,362
Pocono Mountains Industrial Park Authority Hospital Revenue, St. Luke’s Hospital, Monroe Project, Series
A, 5.00%, 8/15/40	5,000,000	5,530,250
Reading GO, AGMC Insured, Pre-Refunded, 6.00%, 11/01/28	2,000,000	2,142,120
Scranton School District GO,
Series A, AGMC Insured, 5.00%, 7/15/38.	5,430,000	5,528,337
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,090,550
Scranton-Lackawanna Health and Welfare Authority Revenue,
University of Scranton, Refunding, 5.00%, 11/01/37	4,000,000	4,478,280
University of Scranton, XLCA Insured, Pre-Refunded, 5.00%, 11/01/37	8,125,000	8,261,825
Snyder County Higher Education Authority University Revenue, Susquehanna University Project,
Pre-Refunded, 5.00%, 1/01/38	4,000,000	4,175,440
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	10,000,000	11,252,300
State College Area School District GO, 5.00%, 3/15/40	16,400,000	18,930,028
State Public School Building Authority Revenue,
Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project,
Refunding, Series A, AGMC Insured, 5.00%, 6/01/32.	7,095,000	8,095,608
Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project,
Refunding, Series A, AGMC Insured, 5.00%, 6/01/33.	3,000,000	3,404,730
State Public School Building Authority School Lease Revenue, The School District of the City of
Harrisburg Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 11/15/33	5,000,000	5,389,199
Susquehanna Area Regional Airport Authority Airport System Revenue, Series A, 6.50%, 1/01/38	4,000,000	4,106,000
Swarthmore Borough Authority Revenue, Swarthmore College, 5.00%, 9/15/43	1,000,000	1,158,860
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University,
Series A, 5.00%, 4/01/42	5,000,000	5,644,400
University of Pittsburgh of the Commonwealth System of Higher Education Revenue,
University Capital Project, Series B, Pre-Refunded, 5.00%, 9/15/31.	10,000,000	10,715,800
University Capital Project, Series C, Pre-Refunded, 5.00%, 9/15/35	5,000,000	5,451,600
Washington County IDA College Revenue,
Washington and Jefferson College, Refunding, 5.25%, 11/01/30	7,525,000	8,290,368
Washington and Jefferson College, Refunding, 5.00%, 11/01/36	8,470,000	9,198,674
West Mifflin Area School District GO, Allegheny County, AGMC Insured, Pre-Refunded, 5.125%, 4/01/31 .	1,000,000	1,055,530
Westmoreland County Municipal Authority Revenue, Municipal Service, Refunding, BAM Insured, 5.00%,
8/15/42	7,500,000	8,541,375

| 130

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Whitehall-Coplay School District GO, Lehigh County, Series A, AGMC Insured, 5.375%, 11/15/34.	$6,000,000	$6,400,860
		1,254,979,932

U.S. Territories 2.4%
Puerto Rico 2.4%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	5,000,000	3,462,500
Series TT, 5.00%, 7/01/32	5,100,000	3,531,750
Series XX, 5.25%, 7/01/40	16,020,000	11,093,850
[a] Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.375%, 8/01/39	6,000,000	1,605,000
First Subordinate, Series A, 6.00%, 8/01/42	34,000,000	9,095,000
First Subordinate, Series C, 5.50%, 8/01/40	9,000,000	2,407,500
		31,195,600
Total Municipal Bonds before Short Term Investments (Cost $1,252,433,432)		1,286,175,532
Short Term Investments (Cost $700,000) 0.1%
Municipal Bonds 0.1%
Pennsylvania 0.1%
[b] Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 0.81%, 12/01/28	700,000	700,000
Total Investments (Cost $1,253,133,432) 99.1%		1,286,875,532
Other Assets, less Liabilities 0.9%.		12,331,667
Net Assets 100.0%		$1,299,207,199

See Abbreviations on page 142.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 131

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2017 (unaudited)
Franklin Virginia Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.4%
Virginia 88.9%
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21.	$1,245,000	$1,333,370
Capital Region Airport Commission Airport Revenue,
Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/31	2,000,000	2,087,720
Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/38	5,895,000	6,153,555
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37	2,500,000	2,518,650
Chesterfield County EDA, PCR, Virginia Electric and Power Co. Project, Refunding, Series A, 5.00%,
5/01/23	5,000,000	5,323,550
Chesterfield County EDA Revenue,
Bon Secours Health System Inc., Series C-1, AGMC Insured, 5.00%, 11/01/42.	2,250,000	2,420,280
Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,605,440
Fairfax County EDA Metrorail Parking System Project Revenue, Metrorail Parking System, 5.00%, 4/01/42 .	5,085,000	5,958,603
Fairfax County EDA Residential Care Facilities Mortgage Revenue,
Goodwin House Inc., Refunding, Series A, 4.00%, 10/01/42	1,500,000	1,529,205
Goodwin House Inc., Refunding, Series A, 5.00%, 10/01/42	5,840,000	6,511,950
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, Pre-
Refunded, 5.00%, 4/01/36	10,000,000	11,116,200
Fairfax County IDAR,
Health Care, Inova Health System Project, Refunding, Series A, 5.50%, 5/15/35	6,445,000	6,957,829
Health Care, Inova Health System Project, Refunding, Series C, 5.00%, 5/15/25	3,500,000	3,771,740
Health Care, Inova Health System Project, Series A, 5.00%, 5/15/44	2,500,000	2,821,325
Health Care, Inova Health System Project, Series A, Pre-Refunded, 5.50%, 5/15/35	3,555,000	3,862,259
Fairfax County Water Authority Revenue, Refunding, 5.00%, 4/01/43	3,510,000	4,185,605
Hampton Roads Sanitation District Wastewater Revenue,
Pre-Refunded, 5.00%, 4/01/33	10,000,000	10,340,317
Pre-Refunded, 5.00%, 4/01/38	16,000,000	16,549,440
Refunding, Subordinate, Series A, 5.00%, 8/01/31	6,200,000	7,523,390
Refunding, Subordinate, Series A, 5.00%, 8/01/33	5,115,000	6,141,580
Refunding, Subordinate, Series A, 5.00%, 8/01/43	11,840,000	13,888,675
Henrico County EDA Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/30	7,000,000	7,871,990
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	5,294,987
Lexington IDA Educational Facilities Revenue,
VMI Development Board Inc. Project, Series C, Pre-Refunded, 5.00%, 12/01/36	5,000,000	5,397,000
Washington and Lee University, 5.00%, 1/01/43.	10,000,000	11,216,100
Loudoun County Sanitation Authority Water and Sewer Revenue, Refunding, 5.00%, 1/01/29	4,770,000	5,770,841
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, Pre-Refunded, 5.00%, 2/01/29	6,500,000	6,676,345
Norfolk GO,
Capital Improvement, Refunding, Series A, 5.00%, 8/01/32.	5,845,000	6,892,775
Capital Improvement, Series A, 5.00%, 10/01/41	1,040,000	1,220,024
Capital Improvement, Series A, 5.00%, 10/01/46	2,500,000	2,919,375
Capital Improvement, Series C, Pre-Refunded, 5.00%, 10/01/42	7,825,000	8,964,085
Northern Virginia Transportation Authority Transportation Special Tax Revenue,
5.00%, 6/01/31	4,565,000	5,424,635
5.00%, 6/01/33	3,000,000	3,515,970
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, Pre-Refunded, 5.25%, 3/01/39	6,435,000	6,643,044
Pittsylvania County School GO, Series B, Pre-Refunded, 5.75%, 2/01/30	5,800,000	6,264,174
Portsmouth GO, Public Utility, Refunding, Series A, 5.00%, 7/15/41	10,000,000	11,393,100
Prince William County IDA Health Care Facilities Revenue, Novant Health Obligated Group, Prince William
Hospital, Refunding, Series B, 5.00%, 11/01/46	10,000,000	11,022,400
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences
Lab LLC Project, Series AA, Pre-Refunded, 5.125%, 9/01/41	3,200,000	3,716,064

Quarterly Statement of Investments | See Notes to Statements of Investments. | 132

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Richmond Public Utility Revenue,
Refunding, Series A, 5.00%, 1/15/33	$10,000,000	$11,883,200
Refunding, Series A, 5.00%, 1/15/43	10,000,000	11,267,500
Series A, Pre-Refunded, 5.00%, 1/15/35	11,495,000	12,245,164
Riverside Regional Jail Authority Jail Facility Revenue,
NATL Insured, Pre-Refunded, 5.00%, 7/01/28	3,000,000	3,009,090
NATL Insured, Pre-Refunded, 5.00%, 7/01/32	22,000,000	22,066,660
Refunding, 5.00%, 7/01/31	6,215,000	7,324,377
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, Pre-Refunded, 5.125%,
10/15/37	10,000,000	10,571,600
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	11,572,473
Roanoke IDA Hospital Revenue,
Carilion Health System Obligated Group, Series B, AGMC Insured, 5.00%, 7/01/38	3,950,000	4,224,485
Carilion Health System Obligated Group, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	50,000	55,939
Smyth County GO, Public Improvement, Series A, Pre-Refunded, 5.00%, 11/01/31	4,145,000	4,813,091
Stafford County and Staunton IDAR,
Virginia Municipal League Assn. of Counties Finance Program, Series E, XLCA Insured, Pre-
Refunded, 5.00%, 8/01/37	3,025,000	3,166,147
Virginia Municipal League Assn. of Counties Finance Program, XLCA Insured, 5.00%, 8/01/37	960,000	1,004,794
Suffolk GO,
Pre-Refunded, 5.00%, 2/01/41	7,395,000	8,405,527
Refunding, 5.00%, 2/01/41	2,605,000	2,901,527
Refunding, 5.00%, 6/01/42	10,000,000	11,238,700
University of Virginia Revenue,
General, Refunding, Series A, 5.00%, 6/01/43.	15,000,000	17,371,950
Pre-Refunded, 5.00%, 6/01/40	17,750,000	18,452,190
Refunding, Series A, 5.00%, 4/01/47	9,630,000	11,474,434
Upper Occoquan Sewage Authority Regional Sewerage System Revenue, Refunding, 5.00%, 7/01/28.	10,000,000	12,259,300
Virginia Beach Development Authority Public Facility Revenue, Series A, Pre-Refunded, 5.00%, 7/15/27	5,635,000	5,661,315
Virginia College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Series A, 4.00%, 2/01/30	7,000,000	7,749,280
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,175,201
Liberty University Projects, 5.00%, 3/01/41	26,855,000	29,367,285
Public Higher Education Financing Program, Refunding, Series A, 5.00%, 9/01/27	4,000,000	4,999,920
Public Higher Education Financing Program, Series A, Pre-Refunded, 5.00%, 9/01/33.	4,010,000	4,212,545
Washington and Lee University, Refunding, Series A, 5.00%, 1/01/40	5,000,000	5,734,750
Virginia Port Authority Port Facilities Revenue, Pre-Refunded, 5.00%, 7/01/40.	6,000,000	6,494,820
Virginia State Commonwealth Transportation Board Revenue,
Federal Transportation Grant Anticipation Notes, 5.00%, 9/15/30.	2,260,000	2,743,956
Federal Transportation Grant Anticipation Notes, 5.00%, 9/15/31.	4,000,000	4,827,000
Virginia State HDA Commonwealth Mortgage Revenue, Series C, Sub Series C-5, 4.80%, 7/01/38	8,500,000	9,477,245
Virginia State HDA Revenue,
Rental Housing, Series B, 5.625%, 6/01/39	7,240,000	7,800,086
Rental Housing, Series B, 5.00%, 6/01/45.	3,050,000	3,209,088
Rental Housing, Series E, 5.00%, 10/01/44.	6,540,000	6,791,267
Rental Housing, Series F, 5.05%, 12/01/44	12,125,000	12,644,314
Rental Housing, Series F, 5.00%, 4/01/45	2,125,000	2,230,549
Virginia State Public School Authority Revenue,
School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/24	10,000,000	12,274,800
Special Obligation Fluvanna County, School Financing, Pre-Refunded, 6.00%, 12/01/32	5,000,000	5,376,300
Virginia State Resources Authority Infrastructure and State Moral Obligation Revenue, Virginia Pooled
Financing Program, Series B, 5.00%, 11/01/41	9,410,000	10,752,713

| 133

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Virginia State Resources Authority Infrastructure Revenue,
Virginia Pooled Financing Program, Pre-Refunded, 5.00%, 11/01/38	$1,465,000	$1,547,626
Virginia Pooled Financing Program, Refunding, 5.00%, 11/01/45	5,255,000	6,136,842
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	135,000	142,029
Virginia Pooled Financing Program, Senior Series B, Pre-Refunded, 5.00%, 11/01/32	2,505,000	2,547,710
Virginia Pooled Financing Program, Series A, 5.00%, 11/01/38	5,165,000	6,078,379
Virginia State Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare,
Refunding, 5.00%, 11/01/40.	23,000,000	24,971,790
Winchester EDA Hospital Revenue, Valley Health System Obligated Group, Refunding, 5.00%, 1/01/44	5,000,000	5,578,650
Winchester IDA Hospital Revenue, Valley Health System Obligated Group, Series E, Pre-Refunded,
5.625%, 1/01/44	3,350,000	3,595,991
		621,233,191
District of Columbia 7.1%
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.00%, 10/01/35	12,000,000	13,401,480
Refunding, Series B, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,283,470
Refunding, Series C, 5.125%, 10/01/34	6,450,000	6,796,752
Metropolitan Washington Airports Authority Dulles Toll Road Revenue,
first senior lien, Series A, 5.00%, 10/01/39	10,000,000	10,714,900
first senior lien, Series A, 5.25%, 10/01/44	12,000,000	12,942,840
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,000,000	2,142,680
		49,282,122

U.S. Territories 2.4%
Puerto Rico 2.4%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38.	5,200,000	3,601,000
Series XX, 5.25%, 7/01/40	8,400,000	5,817,000
[a] Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.375%, 8/01/39	1,000,000	267,500
First Subordinate, Series A, 6.00%, 8/01/42	20,000,000	5,350,000
First Subordinate, Series C, 5.50%, 8/01/40	6,000,000	1,605,000
		16,640,500
Total Municipal Bonds before Short Term Investments (Cost $670,668,545)		687,155,813

| 134

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $4,500,000) 0.6%
Municipal Bonds 0.6%
Virginia 0.6%
[b] Virginia College Building Authority Educational Facilities Revenue, University of Richmond Project, SPA
Wells Fargo Bank, Daily VRDN and Put, 0.76%, 11/01/36	$4,500,000	$4,500,000
Total Investments (Cost $675,168,545) 99.0%		691,655,813
Other Assets, less Liabilities 1.0%		6,860,775
Net Assets 100.0%.		$698,516,588

See Abbreviations on page 142.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 135

FRANKLIN TAX-FREE TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

| 136

FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES

At May 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin
	Alabama	Arizona	Colorado	Connecticut
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments	$275,102,926	$927,854,083	$720,006,446	$291,610,615

Unrealized appreciation	$14,902,324	$57,192,367	$43,751,603	$15,255,732
Unrealized depreciation	(9,902,387)	(17,980,290)	(25,840,795)	(15,059,511)
Net unrealized appreciation (depreciation)	$4,999,937	$39,212,077	$17,910,808	$196,221

	Franklin Federal	Franklin Federal	Franklin	Franklin
	Intermediate-Term	Limited-Term	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments	$4,111,929,097	$1,062,390,669	$697,166,383	$546,378,352

Unrealized appreciation	$227,090,389	$6,608,254	$53,655,201	$33,546,108
Unrealized depreciation	(6,502,006)	(215,756)	(27,656,240)	(18,413,774)
Net unrealized appreciation (depreciation)	$220,588,383	$6,392,498	$25,998,961	$15,132,334

	Franklin	Franklin	Franklin	Franklin
	High Yield	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments.	$6,739,046,214	$164,437,985	$405,443,392	$493,926,894

Unrealized appreciation	$904,372,989	$8,555,078	$23,522,068	$25,893,099
Unrealized depreciation	(246,234,356)	(3,181,239)	(10,827,756)	(24,679,236)
Net unrealized appreciation (depreciation)	$658,138,633	$5,373,839	$12,694,312	$1,213,863

	Franklin	Franklin	Franklin	Franklin
	Massachusetts	Michigan	Minnesota	Missouri
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments	$446,104,154	$1,063,745,046	$1,037,358,956	$1,109,262,399

Unrealized appreciation.	$27,640,052	$45,612,011	$52,897,481	$51,535,677
Unrealized depreciation.	(374,661)	(43,613,941)	(2,244,826)	(39,886,833)
Net unrealized appreciation (depreciation)	$27,265,391	$1,998,070	$50,652,655	$11,648,844

	Franklin	Franklin	Franklin	Franklin
	New Jersey	North Carolina	Ohio	Oregon
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments.	$1,033,027,622	$1,038,457,457	$1,511,331,262	$1,199,522,949

Unrealized appreciation	$52,091,451	$49,694,849	$83,460,396	$75,510,201
Unrealized depreciation	(44,425,380)	(46,543,546)	(5,477,558)	(20,264,529)
Net unrealized appreciation (depreciation)	$7,666,071	$3,151,303	$77,982,838	$55,245,672

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES (continued)

	Franklin	Franklin
	Pennsylvania	Virginia
	Tax-Free	Tax-Free
	Income Fund	Income Fund

Cost of investments	$1,256,733,956	$675,383,918

Unrealized appreciation	$79,728,458	$39,829,041
Unrealized depreciation	(49,586,882)	(23,557,146)
Net unrealized appreciation (depreciation)	$30,141,576	$16,271,895

4. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S. territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. RESTRICTED SECURITIES

At May 31, 2017, investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

		Acquisition
Units	Issuer	Date	Cost	Value
Franklin High Yield Tax-Free Income Fund
9,185,586	[a]1155 Island Avenue LLC, LP (Value is 0.0%† of Net Assets)	12/04/14	$717,086	$717,082

†Rounds to less than 0.1% of net assets.
aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $4,571,170 as of May 31, 2017.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$280,102,863	$—	$280,102,863

Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$961,766,160	$—	$961,766,160
Short Term Investments	—	5,300,000	—	5,300,000
Total Investments in Securities	$—	$967,066,160	$—	$967,066,160

Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$732,317,254	$—	$732,317,254
Short Term Investments	—	5,600,000	—	5,600,000
Total Investments in Securities	$—	$737,917,254	$—	$737,917,254

Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$291,806,836	$—	$291,806,836

Franklin Federal Intermediate-Term Tax-Free
Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$4,245,857,480	$—	$4,245,857,480
Short Term Investments	—	86,660,000	—	86,660,000
Total Investments in Securities	$—	$4,332,517,480	$—	$4,332,517,480

Franklin Federal Limited-Term Tax-Free Income
Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$870,226,037	$—	$870,226,037
Short Term Investments	—	198,557,130	—	198,557,130
Total Investments in Securities	$—	$1,068,783,167	$—	$1,068,783,167

Franklin Florida Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$721,265,344	$—	$721,265,344
Short Term Investments	—	1,900,000	—	1,900,000
Total Investments in Securities	$—	$723,165,344	$—	$723,165,344

Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$561,510,686	$—	$561,510,686

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks and Other Equity Interests	$—	$—	$717,082	$717,082
Corporate Bonds	—	4,571,170	—	4,571,170
Municipal Bonds	—	7,266,747,845	—	7,266,747,845
Short Term Investments	—	125,148,750	—	125,148,750
Total Investments in Securities	$—	$7,396,467,765	$717,082	$7,397,184,847

Franklin Kentucky Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$169,811,824	$—	$169,811,824

Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$417,737,704	$—	$417,737,704
Short Term Investments	—	400,000	—	400,000
Total Investments in Securities	$—	$418,137,704	$—	$418,137,704

Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$495,140,757	$—	$495,140,757

Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$470,369,545	$—	$470,369,545
Short Term Investments	—	3,000,000	—	3,000,000
Total Investments in Securities	$—	$473,369,545	$—	$473,369,545

Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,034,343,116	$—	$1,034,343,116
Short Term Investments	—	31,400,000	—	31,400,000
Total Investments in Securities	$—	$1,065,743,116	$—	$1,065,743,116

Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,084,141,611	$—	$1,084,141,611
Short Term Investments	—	3,870,000	—	3,870,000
Total Investments in Securities	$—	$1,088,011,611	$—	$1,088,011,611

Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,095,211,243	$—	$1,095,211,243
Short Term Investments	—	25,700,000	—	25,700,000
Total Investments in Securities	$—	$1,120,911,243	$—	$1,120,911,243

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,036,893,693	$—	$1,036,893,693
Short Term Investments	—	3,800,000	—	3,800,000
Total Investments in Securities	$—	$1,040,693,693	$—	$1,040,693,693

Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,031,808,760	$—	$1,031,808,760
Short Term Investments	—	9,800,000	—	9,800,000
Total Investments in Securities	$—	$1,041,608,760	$—	$1,041,608,760

Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,572,664,100	$—	$1,572,664,100
Short Term Investments	—	16,650,000	—	16,650,000
Total Investments in Securities	$—	$1,589,314,100	$—	$1,589,314,100

Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,245,968,198	$—	$1,245,968,198
Short Term Investments	—	8,800,423	—	8,800,423
Total Investments in Securities	$—	$1,254,768,621	$—	$1,254,768,621

Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,286,175,532	$—	$1,286,175,532
Short Term Investments	—	700,000	—	700,000
Total Investments in Securities	$—	$1,286,875,532	$—	$1,286,875,532

Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$687,155,813	$—	$687,155,813
Short Term Investments	—	4,500,000	—	4,500,000
Total Investments in Securities	$—	$691,655,813	$—	$691,655,813

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Funds’ financial statements and related disclosures.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ACA	American Capital Access Holdings Inc.	IDBR	Industrial Development Board Revenue
ACES	Adjustable Convertible Exempt Security	IDR	Industrial Development Revenue
AGMC	Assured Guaranty Municipal Corp.	ISD	Independent School District
AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
BAM	Build America Mutual Assurance Co.	MAC	Municipal Assistance Corp.
BAN	Bond Anticipation Note	MBS	Mortgage-Backed Security
BHAC	Berkshire Hathaway Assurance Corp.	MFHR	Multi-Family Housing Revenue
CDA	Community Development Authority/Agency	MFMR	Multi-Family Mortgage Revenue
CDD	Community Development District	MFR	Multi-Family Revenue
CDR	Community Development Revenue	MTA	Metropolitan Transit Authority
CFD	Community Facilities District	NATL	National Public Financial Guarantee Corp.
CIFG	CDC IXIS Financial Guaranty	PBA	Public Building Authority
COP	Certificate of Participation	PCC	Pollution Control Corp.
CSD	Central School District	PCFA	Pollution Control Financing Authority
EDA	Economic Development Authority	PCR	Pollution Control Revenue
EDC	Economic Development Corp.	PFA	Public Financing Authority
EDR	Economic Development Revenue	PFAR	Public Financing Authority Revenue
ETM	Escrow to Maturity	PIK	Payment-In-Kind
FGIC	Financial Guaranty Insurance Co.	PSF	Permanent School Fund
FHA	Federal Housing Authority/Agency	RDA	Redevelopment Agency/Authority
FICO	Financing Corp.	RDAR	Redevelopment Agency Revenue
FRN	Floating Rate Note	SF	Single Family
GARB	General Airport Revenue Bonds	SFHR	Single Family Housing Revenue
GNMA	Government National Mortgage Association	SFM	Single Family Mortgage
GO	General Obligation	SFMR	Single Family Mortgage Revenue
HDA	Housing Development Authority/Agency	SPA	Standby Purchase Agreement
HDC	Housing Development Corp.	SRF	State Revolving Fund
HFA	Housing Finance Authority/Agency	TAN	Tax Anticipation Note
HFAR	Housing Finance Authority Revenue	TRAN	Tax and Revenue Anticipation Note
ID	Improvement District	UHSD	Unified/Union High School District
IDA	Industrial Development Authority/Agency	USD	Unified/Union School District
IDAR	Industrial Development Authority Revenue	XLCA	XL Capital Assurance
IDB	Industrial Development Bond/Board

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

| 142

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  July 27, 2017

By  /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

       Chief Accounting Officer

Date  July 27, 2017